UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund: The Royce Fund
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2014

Date of reporting period: 3/31/2014

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 95.5%

Consumer Discretionary – 14.6%
Auto Components - 1.4%
Dorman Products [1]	336,600	$19,879,596
Drew Industries	651,488	35,310,649
Gentex Corporation	510,037	16,081,467
Spartan Motors	87,700	450,778
Standard Motor Products	102,743	3,675,117
STRATTEC SECURITY	150,000	10,834,500
Superior Industries International	488,000	9,999,120

		96,231,227

Automobiles - 1.1%
Thor Industries	868,450	53,027,557
Winnebago Industries [1]	890,000	24,377,100

		77,404,657

Distributors - 0.8%
Core-Mark Holding Company	352,921	25,622,065
Genuine Parts	4,600	399,510
Pool Corporation	248,300	15,225,756
Weyco Group [2]	590,500	15,955,310

		57,202,641

Diversified Consumer Services - 0.6%
Capella Education	29	1,831
Collectors Universe	105,800	1,991,156
JTH Holding Cl. A [1,3]	439,727	12,198,027
Lincoln Educational Services	54,800	206,596
Sotheby’s	423,600	18,447,780
Universal Technical Institute	768,700	9,954,665

		42,800,055

Hotels, Restaurants & Leisure - 0.0%
Biglari Holdings [1]	1,760	857,982
Monarch Casino & Resort [1]	49,503	917,291

		1,775,273

Household Durables - 2.6%
Ethan Allen Interiors	1,097,998	27,944,049
Garmin	2,500	138,150
Harman International Industries	219,500	23,354,800
La-Z-Boy	689,500	18,685,450
Lifetime Brands	262,007	4,679,445
Mohawk Industries [1]	166,700	22,667,866
Natuzzi ADR [1]	2,096,300	5,848,677
NVR [1]	63,452	72,779,444
Parametric Sound [1,3]	133,400	1,875,604
Stanley Furniture [1,2,3]	962,235	2,636,524

		180,610,009

Internet & Catalog Retail - 0.1%
FTD Companies [1]	179,460	5,708,623

Leisure Products - 0.2%
Arctic Cat	118,193	5,648,443
Callaway Golf	250,000	2,555,000
LeapFrog Enterprises Cl. A [1]	73,400	550,500
Nautilus [1]	900,600	8,672,778

		17,426,721

Media - 1.5%
DreamWorks Animation SKG Cl. A [1]	448,600	11,910,330
E.W. Scripps Company Cl. A [1]	274,900	4,871,228
Harte-Hanks	212,600	1,879,384
Morningstar	442,400	34,958,448
Rentrak Corporation [1]	260,765	15,718,914
Saga Communications Cl. A	165,500	8,223,695
Scholastic Corporation	393,900	13,581,672
Wiley (John) & Sons Cl. A	287,400	16,565,736

		107,709,407

Multiline Retail - 0.1%
Dollar Tree [1]	1,900	99,142
Tuesday Morning [1]	495,233	7,007,547

		7,106,689

Specialty Retail - 4.4%
Advance Auto Parts	3,100	392,150
American Eagle Outfitters	1,546,491	18,929,050
America’s Car-Mart [1,2]	711,516	26,126,867
Ascena Retail Group [1]	2,431,949	42,024,079
Buckle (The)	689,904	31,597,603
Cache [1]	461,000	1,516,690
Cato Corporation (The) Cl. A	665,163	17,986,008
Destination Maternity	177,559	4,865,117
Finish Line (The) Cl. A	12,900	349,461
GameStop Corporation Cl. A	740,500	30,434,550
Genesco [1]	627,700	46,807,589
Guess?	477,435	13,177,206
Monro Muffler Brake	308,400	17,541,792
Penske Automotive Group	389,200	16,642,192
Ross Stores	2,400	171,720
Shoe Carnival	888,141	20,462,769
Stein Mart	1,384,745	19,400,277
Tandy Leather Factory [1]	65,667	634,343
West Marine [1]	30,149	342,794

		309,402,257

Textiles, Apparel & Luxury Goods - 1.8%
Barry (R.G.)	221,156	4,175,425
Columbia Sportswear	71,000	5,868,150
Crocs [1]	1,133,020	17,675,112
Crown Crafts	395,200	3,145,792
Culp	65,400	1,290,996
Deckers Outdoor [1,3]	345,691	27,561,944
G-III Apparel Group [1]	280,444	20,074,182
Movado Group	105,000	4,782,750
Steven Madden [1]	642,592	23,120,460
Vera Bradley [1,3]	652,680	17,615,833
Wolverine World Wide	125,000	3,568,750

		128,879,394

Total		1,032,256,953

Consumer Staples – 1.6%
Food & Staples Retailing - 0.1%
Village Super Market Cl. A	152,607	4,028,825

Food Products - 0.8%
Cal-Maine Foods	214,321	13,455,072
Farmer Bros. [1]	107,000	2,107,900
Industrias Bachoco ADR	122,586	5,350,879
Sanderson Farms	366,900	28,797,981
Seneca Foods Cl. A [1]	113,589	3,575,782
Seneca Foods Cl. B [1]	6,951	222,988
SunOpta [1]	229,800	2,713,938

		56,224,540

Household Products - 0.2%
Harbinger Group [1]	1,009,600	12,347,408

Personal Products - 0.5%
Inter Parfums	596,736	21,607,811
Nu Skin Enterprises Cl. A	95,085	7,877,792
Nutraceutical International [1]	312,500	8,121,875

		37,607,478

Total		110,208,251

Diversified Investment Companies – 0.3%
Closed-End Funds - 0.3%
British Empire Securities and General
Trust	183,727	1,492,584
RIT Capital Partners	979,158	21,856,759

Total		23,349,343

Energy – 8.4%
Energy Equipment & Services - 7.5%
Atwood Oceanics [1]	682,993	34,416,017
C&J Energy Services [1]	121,977	3,556,849
CARBO Ceramics	170,000	23,458,300
Ensign Energy Services	1,710,100	25,276,376
Era Group [1]	721,840	21,157,131
Exterran Holdings	784,700	34,432,636
Helmerich & Payne	727,583	78,258,828
ION Geophysical [1]	816,700	3,438,307
Matrix Service [1]	422,680	14,278,130
Newpark Resources [1]	143,500	1,643,075
Oil States International [1]	504,477	49,741,432
Pason Systems	2,176,200	55,039,848
Patterson-UTI Energy	419,800	13,299,264
RPC	1,280,475	26,147,300
SAExploration Holdings [1,3]	143,161	1,342,850
SEACOR Holdings [1]	378,236	32,687,155
TGS-NOPEC Geophysical	489,200	16,035,438
Tidewater	119,000	5,785,780
Total Energy Services	279,450	4,878,684
Trican Well Service	1,283,200	16,238,777
Unit Corporation [1]	1,054,837	68,965,243

		530,077,420

Oil, Gas & Consumable Fuels - 0.9%
Cimarex Energy	297,800	35,470,958
Resolute Energy [1]	21,000	151,200
SM Energy	229,100	16,332,539
Sprott Resource [1]	2,688,200	6,054,833
VAALCO Energy [1]	208,700	1,784,385
World Fuel Services	3,400	149,940
WPX Energy [1]	140,000	2,524,200

		62,468,055

Total		592,545,475

Financials – 10.6%
Banks - 0.3%
BCB Holdings [1]	209,426	45,389
Camden National	154,788	6,377,266
City Holding Company	237,970	10,675,334
First Citizens BancShares Cl. A	5,000	1,203,750
First Internet Bancorp	44,100	1,004,157

		19,305,896

Capital Markets - 4.5%
AllianceBernstein Holding L.P.	1,628,960	40,675,131
Artisan Partners Asset Management Cl. A	5,700	366,225
ASA Gold and Precious Metals	88,100	1,178,778
Cohen & Steers	488,904	19,482,824
Cowen Group [1]	2,152,377	9,491,983
Diamond Hill Investment Group	149,817	19,691,946
Federated Investors Cl. B	2,307,982	70,485,770
GFI Group	580,000	2,059,000
INTL FCStone [1]	61,217	1,151,492
Lazard Cl. A	571,027	26,889,661
Manning & Napier Cl. A	677,292	11,358,187
MVC Capital	263,600	3,571,780
Paris Orleans	178,346	4,425,705
Reinet Investments [1]	228,296	4,943,873
Reinet Investments DR [1]	1,300,000	2,868,555
RHJ International [1]	65,000	327,159
SEI Investments	1,247,500	41,928,475
Sprott	2,987,500	9,755,654
Stifel Financial [1]	38,000	1,890,880
Waddell & Reed Financial Cl. A	315,627	23,236,460
Westwood Holdings Group	392,335	24,595,481
WisdomTree Investments [1]	80,000	1,049,600

		321,424,619

Consumer Finance - 0.0%
EZCORP Cl. A [1]	131,540	1,419,317

Diversified Financial Services - 0.9%
Banca Finnat Euramerica	500,000	368,421
Bolsa Mexicana de Valores	3,613,900	7,136,176
Moody’s Corporation	700	55,524
PICO Holdings [1,2]	1,249,784	32,481,886
Sofina	209,000	25,520,536

		65,562,543

Insurance - 3.5%
Alleghany Corporation [1]	11,800	4,807,084
Allied World Assurance Company
Holdings	170,786	17,623,407
Aspen Insurance Holdings	287,458	11,412,083
Brown & Brown	695,100	21,381,276
E-L Financial	59,500	39,020,805
Erie Indemnity Cl. A	293,500	20,474,560
Greenlight Capital Re Cl. A [1]	1,154,624	37,871,667
MBIA [1]	2,115,177	29,591,326
PartnerRe	194,881	20,170,184
Primerica	41,000	1,931,510
ProAssurance Corporation	40,400	1,799,012
Reinsurance Group of America	416,421	33,159,604
RLI Corp.	130,462	5,771,639
Validus Holdings	112,800	4,253,688

		249,267,845

Real Estate Management & Development - 0.7%
AV Homes [1]	45,500	823,095
Jones Lang LaSalle	240,900	28,546,650
Kennedy-Wilson Holdings	183,100	4,121,581
St. Joe Company (The) [1,3]	105,000	2,021,250
Tejon Ranch [1]	422,227	14,283,939
Tejon Ranch (Warrants) [1]	6,392	23,331

		49,819,846

Thrifts & Mortgage Finance - 0.7%
Genworth MI Canada	937,177	31,976,767
TrustCo Bank Corp. NY	1,998,351	14,068,391

		46,045,158

Total		752,845,224

Health Care – 6.6%
Biotechnology - 0.4%
Achillion Pharmaceuticals [1,3]	110,000	361,900
ARIAD Pharmaceuticals [1,3]	177,250	1,428,635
ArQule [1]	90,000	184,500
Celsion Corporation [1,3]	61,400	206,918
Coronado Biosciences [1,3]	85,000	168,300
Idenix Pharmaceuticals [1,3]	111,700	673,551
Lexicon Pharmaceuticals [1,3]	1,522,400	2,633,752
Myriad Genetics [1,3]	637,100	21,782,449
Rigel Pharmaceuticals [1]	94,000	364,720
ZIOPHARM Oncology [1,3]	63,000	288,540

		28,093,265

Health Care Equipment & Supplies - 1.6%
Analogic Corporation	300,300	24,657,633
AngioDynamics [1]	16,950	266,962
Atrion Corporation	2,665	815,863
Cardica [1,3]	55,114	55,665
CryoLife	83,027	826,949
DENTSPLY International	12,300	566,292
Derma Sciences [1,3]	15,000	190,200
IDEXX Laboratories [1]	217,800	26,440,920
Invacare Corporation	100,400	1,914,628
Medical Action Industries [1]	304,262	2,120,706
Merit Medical Systems [1]	534,586	7,644,580
STERIS Corporation	521,700	24,911,175
SurModics [1]	346,900	7,839,940
Synergetics USA [1]	312,890	954,315
Thoratec Corporation [1]	348,300	12,472,623
Trinity Biotech ADR Cl. A	67,600	1,637,948

		113,316,399

Health Care Providers & Services - 2.1%
Addus HomeCare [1]	89,700	2,067,585
Bio-Reference Laboratories [1,3]	38,300	1,060,144
Chemed Corporation	301,316	26,952,716
Cross Country Healthcare [1]	240,700	1,942,449
HealthSouth Corporation	734,800	26,401,364
Henry Schein [1]	1,700	202,929
Landauer [2]	518,700	23,512,671
Magellan Health Services [1]	250,822	14,886,286
MEDNAX [1]	142,934	8,859,049
Owens & Minor	775,894	27,179,567
Psychemedics Corporation	70,200	1,202,526
U.S. Physical Therapy	514,662	17,791,865

		152,059,151

Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories Cl. A [1]	98,312	12,595,734
Covance [1]	323,000	33,559,700
Furiex Pharmaceuticals [1]	43,625	3,795,375
ICON [1]	210,200	9,995,010
Mettler-Toledo International [1]	96,100	22,648,848
PAREXEL International [1]	270,000	14,604,300
PerkinElmer	758,120	34,160,887
Techne Corporation	340,400	29,059,948

		160,419,802

Pharmaceuticals - 0.2%
Medicines Company (The) [1]	387,200	11,004,224

Total		464,892,841

Industrials – 23.2%
Aerospace & Defense - 1.5%
Astronics Corporation [1]	10,120	641,709
CPI Aerostructures [1,3]	125,391	1,630,083
Cubic Corporation	204,363	10,436,819
Curtiss-Wright	265,420	16,864,787
HEICO Corporation	672,635	40,465,722
HEICO Corporation Cl. A	189,940	8,245,295
Kratos Defense & Security Solutions [1]	95,578	720,658
Teledyne Technologies [1]	277,000	26,960,410

		105,965,483

Air Freight & Logistics - 1.1%
Echo Global Logistics [1]	73,200	1,341,024
Forward Air	829,000	38,225,190
Hub Group Cl. A [1]	247,500	9,897,525
Pacer International [1]	817,040	7,320,678
UTi Worldwide	1,696,100	17,961,699
XPO Logistics [1]	154,200	4,535,022

		79,281,138

Building Products - 1.4%
AAON	1,057,975	29,485,763
American Woodmark [1]	410,774	13,826,653
Gibraltar Industries [1]	615,120	11,607,314
Insteel Industries	308,567	6,069,513
Simpson Manufacturing	1,017,200	35,937,676
WaterFurnace Renewable Energy	103,800	1,918,258

		98,845,177

Commercial Services & Supplies - 2.4%
Brink’s Company (The)	829,300	23,676,515
Copart [1]	1,197,152	43,564,361
Healthcare Services Group	677,275	19,681,612
Heritage-Crystal Clean [1]	269,134	4,879,399
Ritchie Bros. Auctioneers	1,776,400	42,864,532
Team [1]	551,898	23,654,348
Tetra Tech [1]	85,040	2,516,334
UniFirst Corporation	99,547	10,944,197

		171,781,298

Construction & Engineering - 1.1%
Chicago Bridge & Iron	23,000	2,004,450
Comfort Systems USA	553,491	8,435,203
EMCOR Group	732,200	34,259,638
Jacobs Engineering Group [1]	1,600	101,600
KBR	976,700	26,058,356
Layne Christensen [1]	101,200	1,840,828
Pike Corporation [1]	61,558	662,364
Sterling Construction [1]	244,671	2,121,297

		75,483,736

Electrical Equipment - 2.4%
AZZ	215,958	9,649,003
Brady Corporation Cl. A	614,600	16,686,390
Encore Wire	295,479	14,333,686
EnerSys	128,200	8,882,978
Franklin Electric	789,200	33,556,784
Global Power Equipment Group	764,400	15,203,916
GrafTech International [1]	1,660,306	18,130,542
Powell Industries	382,031	24,755,609
PowerSecure International [1]	73,300	1,718,152
Preformed Line Products [2]	352,478	24,162,367
Vicor [1]	39,050	398,310

		167,477,737

Industrial Conglomerates - 0.4%
Carlisle Companies	38,100	3,022,854
Raven Industries	783,570	25,661,918

		28,684,772

Machinery - 7.2%
AGCO Corporation	6,500	358,540
Alamo Group	335,857	18,247,111
Chart Industries [1]	19,500	1,551,225
CIRCOR International	491,752	36,060,174
CLARCOR	517,500	29,678,625
Columbus McKinnon [1]	166,550	4,461,875
Donaldson Company	717,400	30,417,760
Foster (L.B.) Company	181,898	8,521,921
Gorman-Rupp Company (The)	62,166	1,976,257
Graco	412,749	30,848,860
Graham Corporation	95,248	3,033,649
Hurco Companies	30,552	815,127
IDEX Corporation	30,000	2,186,700
John Bean Technologies	618,191	19,102,102
Kadant	74,800	2,727,956
Kennametal	1,031,298	45,686,501
Lincoln Electric Holdings	381,860	27,497,739
Lindsay Corporation	63,200	5,572,976
Luxfer Holdings ADR	81,000	1,585,980
Miller Industries	148,025	2,890,928
Nordson Corporation	284,600	20,061,454
Proto Labs [1,3]	75,110	5,082,694
RBC Bearings [1]	675,100	43,003,870
Semperit AG Holding	24,237	1,303,739
Standex International	40,800	2,186,064
Sun Hydraulics	540,600	23,413,386
Tennant Company	583,300	38,276,146
Timken Company (The)	78,000	4,584,840
Valmont Industries	283,300	42,166,372
WABCO Holdings [1]	282,500	29,820,700
Wabtec Corporation	367,922	28,513,955

		511,635,226

Professional Services - 2.7%
Acacia Research	1,696,516	25,922,765
Advisory Board (The) [1]	635,800	40,850,150
Barrett Business Services	160,800	9,578,856
Corporate Executive Board	95,600	7,096,388
CRA International [1]	470,448	10,335,743
Exponent	268,839	20,179,055
Franklin Covey [1]	120,200	2,376,354
GP Strategies [1]	96,615	2,630,826
Huron Consulting Group [1]	1,800	114,084
ICF International [1]	147,235	5,861,425
ManpowerGroup	353,105	27,835,267
On Assignment [1]	34,595	1,335,021
Robert Half International	449,800	18,869,110
RPX Corporation [1]	100,000	1,628,000
Towers Watson & Co. Cl. A	98,800	11,268,140
TrueBlue [1]	266,600	7,800,716

		193,681,900

Road & Rail - 1.0%
Contrans Group Cl. A	70,000	794,663
Knight Transportation	356,600	8,248,158
Landstar System	571,800	33,861,996
Marten Transport	51,750	1,113,660
Patriot Transportation Holding [1]	254,400	9,171,120
Universal Truckload Services	685,784	19,819,158

		73,008,755

Trading Companies & Distributors - 1.6%
Aceto Corporation	152,600	3,065,734
Air Lease Cl. A	594,800	22,180,092
Applied Industrial Technologies	899,890	43,410,694
MFC Industrial	70,000	555,800
MSC Industrial Direct Cl. A	493,300	42,680,316

		111,892,636

Transportation Infrastructure - 0.4%
Touax	10,040	278,012
Wesco Aircraft Holdings [1]	1,141,187	25,117,526

		25,395,538

Total		1,643,133,396

Information Technology – 19.4%
Communications Equipment - 1.5%
ADTRAN	1,103,415	26,934,360
Bel Fuse Cl. B	25,937	568,020
Black Box	142,502	3,468,499
Digi International [1]	388,644	3,944,737
Finisar Corporation [1]	74,000	1,961,740
NETGEAR [1]	1,076,718	36,317,698
Oplink Communications [1]	68,467	1,229,668
Plantronics	473,102	21,029,384
Polycom [1]	165,000	2,263,800
TESSCO Technologies	275,481	10,291,970

		108,009,876

Electronic Equipment, Instruments & Components - 8.8%
Anixter International	346,964	35,223,785
Avnet	8,300	386,199
AVX Corporation	1,454,621	19,171,905
Badger Meter	273,514	15,070,621
Benchmark Electronics [1]	918,700	20,808,555
Cognex Corporation [1]	885,590	29,986,077
Coherent [1]	636,700	41,608,345
Dolby Laboratories Cl. A [1]	622,550	27,703,475
DTS [1,2]	1,044,829	20,645,821
Fabrinet [1]	1,675,147	34,792,803
FARO Technologies [1]	378,900	20,081,700
FLIR Systems	954,000	34,344,000
Hollysys Automation Technologies [1]	225,800	4,863,732
IPG Photonics [1]	532,630	37,859,340
Key Tronic [1,2]	697,835	7,271,441
LRAD Corporation [1,3]	815,044	1,711,592
Mesa Laboratories	1,830	165,158
Methode Electronics	469,350	14,390,271
MTS Systems	523,974	35,886,979
National Instruments	1,266,700	36,341,623
Newport Corporation [1]	1,636,722	33,847,411
Park Electrochemical	32,200	961,814
PC Connection	631,134	12,824,643
Plexus Corporation [1]	748,800	30,004,416
Pulse Electronics [1]	223,173	859,216
Richardson Electronics	127,551	1,372,449
Rofin-Sinar Technologies [1]	956,921	22,927,827
Rogers Corporation [1]	203,199	12,683,682
TTM Technologies [1]	375,000	3,168,750
Vishay Intertechnology	2,237,509	33,294,134
Vishay Precision Group [1]	47,413	824,038
Zebra Technologies Cl. A [1]	425,411	29,527,778
Zygo Corporation [1]	83,300	1,265,327

		621,874,907

Internet Software & Services - 0.3%
Blucora [1]	52,300	1,029,787
Chegg [1,3]	200,000	1,400,000
Envestnet [1]	292,801	11,764,744
j2 Global	30,300	1,516,515
Liquidity Services [1,3]	92,300	2,404,415
Move [1]	61,700	713,252
QuinStreet [1]	299,387	1,987,930
RealNetworks [1]	50,650	383,927
Support.com [1]	822,699	2,097,882
Textura Corporation [1,3]	59,100	1,489,911
United Online [1]	28,971	334,905

		25,123,268

IT Services - 2.7%
Computer Task Group	395,172	6,713,972
Convergys Corporation	1,094,293	23,975,960
CoreLogic [1]	319,000	9,582,760
DST Systems	4,000	379,160
Fiserv [1]	5,000	283,450
Forrester Research	312,400	11,199,540
Hackett Group (The)	649,896	3,886,378
Innodata [1]	169,488	493,210
ManTech International Cl. A	886,770	26,079,906
MAXIMUS	696,500	31,244,990
MoneyGram International [1]	1,011,539	17,853,663
NeuStar Cl. A [1]	15,700	510,407
Sapient Corporation [1]	1,907,100	32,535,126
ServiceSource International [1]	815,761	6,885,023
Sykes Enterprises [1]	230,702	4,584,049
Syntel [1]	197,700	17,773,230
Teradata Corporation [1]	3,000	147,570

		194,128,394

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries [1]	622,414	15,249,143
Amtech Systems [1]	212,200	2,582,474
ATMI [1]	65,548	2,229,288
Brooks Automation	361,500	3,951,195
Cabot Microelectronics [1]	529,839	23,312,916
CEVA [1]	18,956	332,867
Diodes [1]	1,288,300	33,650,396
Entegris [1]	187,000	2,264,570
Entropic Communications [1]	82,953	339,278
Exar Corporation [1]	824,441	9,852,070
Fairchild Semiconductor International [1]	1,136,800	15,676,472
Integrated Silicon Solution [1]	336,733	5,236,198
Intermolecular [1,3]	129,000	361,200
International Rectifier [1]	810,900	22,218,660
IXYS Corporation	470,341	5,338,370
Kopin Corporation [1]	81,100	306,558
Kulicke & Soffa Industries [1]	211,800	2,670,798
Micrel	1,080,800	11,975,264
MKS Instruments	990,200	29,597,078
Nanometrics [1]	253,371	4,553,077
OmniVision Technologies [1]	301,700	5,340,090
Photronics [1]	307,260	2,620,928
Rudolph Technologies [1]	101,722	1,160,648
Silicon Motion Technology ADR	121,300	2,035,414
Skyworks Solutions	10,800	405,216
STR Holdings [1,3]	90,000	143,100
Synaptics [1,3]	98,700	5,923,974
Teradyne [1]	710,296	14,127,787
Tessera Technologies	79,300	1,873,859
Veeco Instruments [1]	334,900	14,042,357

		239,371,245

Software - 1.8%
Accelrys [1]	50,000	623,000
ACI Worldwide [1]	453,700	26,854,503
Actuate Corporation [1]	216,472	1,303,161
American Software Cl. A	140,462	1,428,499
Blackbaud	676,691	21,180,428
Ellie Mae [1,3]	177,700	5,124,868
Envivio [1,3]	128,483	397,012
Fair Isaac	481,600	26,642,112
Manhattan Associates [1]	219,396	7,685,442
Mentor Graphics	5,500	121,110
MICROS Systems [1]	6,100	322,873
Monotype Imaging Holdings	668,400	20,145,576
Rovi Corporation [1]	512,884	11,683,498
SeaChange International [1]	307,400	3,209,256

		126,721,338

Technology Hardware, Storage & Peripherals - 0.9%
Diebold	894,300	35,673,627
Intevac [1]	224,500	2,177,650
Qumu Corporation [1]	124,630	1,994,080
Silicon Graphics International [1,3]	175,300	2,152,684
Stratasys [1,3]	178,200	18,905,238
Violin Memory [1,3]	60,000	240,000
Western Digital	6,100	560,102

		61,703,381

Total		1,376,932,409

Materials – 10.0%
Chemicals - 3.6%
Balchem Corporation	732,100	38,157,052
Cabot Corporation	489,200	28,892,152
FutureFuel Corporation	824,656	16,740,517
Hawkins	29,617	1,088,128
Innophos Holdings	106,747	6,052,555
Innospec	993,582	44,939,714
Intrepid Potash [1]	118,000	1,824,280
KMG Chemicals	84,400	1,323,392
Minerals Technologies	214,932	13,876,010
OM Group	105,800	3,514,676
Quaker Chemical	389,088	30,671,807
Rockwood Holdings	4,800	357,120
Schulman (A.)	269,690	9,778,959
Sensient Technologies	19,200	1,083,072
Stepan Company	315,814	20,388,952
Westlake Chemical	528,400	34,969,512

		253,657,898

Construction Materials - 0.1%
Ash Grove Cement [4]	50,018	9,603,956

Containers & Packaging - 0.8%
AptarGroup	493,000	32,587,300
Greif Cl. A	518,468	27,214,385
UFP Technologies [1]	10,000	243,600

		60,045,285

Metals & Mining - 4.8%
Allegheny Technologies	613,046	23,099,573
Carpenter Technology	42,900	2,833,116
Commercial Metals	1,088,700	20,554,656
Compass Minerals International	192,726	15,903,750
Exeter Resource [1]	325,000	196,625
Franco-Nevada Corporation	66,200	3,035,932
Geodrill [1]	497,300	413,854
Globe Specialty Metals	1,431,803	29,810,139
Gold Fields ADR	520,000	1,918,800
Haynes International	583,795	31,524,930
Hecla Mining	228,300	700,881
Horsehead Holding Corporation [1]	588,700	9,901,934
IAMGOLD Corporation [1]	160,000	563,200
Major Drilling Group International	2,247,500	17,402,623
Materion Corporation	50,000	1,696,500
Olympic Steel	129,000	3,702,300
Pan American Silver	127,600	1,642,212
Pretium Resources [1,3]	2,097,787	12,182,535
Reliance Steel & Aluminum	1,118,020	78,999,293
Schnitzer Steel Industries Cl. A	750,410	21,649,329
Seabridge Gold [1]	1,930,404	13,667,260
Sims Metal Management [1]	1,807,445	16,473,665
Steel Dynamics	383,521	6,822,839
Universal Stainless & Alloy Products [1]	70,000	2,363,900
Victoria Gold [1]	550,000	67,164
Worthington Industries	523,733	20,032,787

		337,159,797

Paper & Forest Products - 0.7%
Glatfelter	7,200	195,984
Schweitzer-Mauduit International	426,049	18,145,427
Stella-Jones	1,180,300	32,787,891

		51,129,302

Total		711,596,238

Telecommunication Services – 0.2%
Diversified Telecommunication Services - 0.1%
Premiere Global Services [1]	601,500	7,254,090

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems	142,000	3,721,820

Total		10,975,910

Utilities – 0.0%
Gas Utilities - 0.0%
UGI Corporation	9,900	451,539

Total		451,539

Miscellaneous [5] – 0.6%
Total		40,062,104

TOTAL COMMON STOCKS
(Cost $4,342,239,290)		6,759,249,683

REPURCHASE AGREEMENT – 4.5%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $315,914,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15-8/31/15, valued at
$322,236,363)
(Cost $315,914,000)		315,914,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $48,865,176)		48,865,176

TOTAL INVESTMENTS – 100.7%
(Cost $4,707,018,466)		7,124,028,859

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.7)%		(46,318,142)

NET ASSETS – 100.0%		$7,077,710,717

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.0%

Consumer Discretionary – 15.4%
Auto Components - 1.2%
Drew Industries	152,978	$8,291,408
Fuel Systems Solutions [1]	73,771	793,776

		9,085,184

Diversified Consumer Services - 3.0%
American Public Education [1]	193,930	6,803,064
Capella Education	118,870	7,506,641
JTH Holding Cl. A [1]	176,281	4,890,035
Lincoln Educational Services	1,200,543	4,526,047

		23,725,787

Household Durables - 0.9%
Cavco Industries [1]	85,610	6,716,104

Internet & Catalog Retail - 0.3%
Vitacost.com [1]	353,400	2,505,606

Leisure Products - 1.5%
Black Diamond [1]	88,619	1,083,811
Callaway Golf	164,454	1,680,720
LeapFrog Enterprises Cl. A [1]	479,200	3,594,000
Smith & Wesson Holding Corporation [1,3]	350,165	5,119,412

		11,477,943

Specialty Retail - 7.4%
Buckle (The)	121,275	5,554,395
Cato Corporation (The) Cl. A	208,250	5,631,080
Citi Trends [1]	436,324	7,107,718
Destination Maternity	260,456	7,136,494
hhgregg [1,3]	202,747	1,948,399
Kirkland’s [1]	340,040	6,287,340
Shoe Carnival	376,114	8,665,666
Stein Mart	671,484	9,407,491
Zumiez [1]	258,200	6,258,768

		57,997,351

Textiles, Apparel & Luxury Goods - 1.1%
Culp	194,874	3,846,813
Perry Ellis International [1]	364,218	5,004,355

		8,851,168

Total		120,359,143

Consumer Staples – 1.2%
Beverages - 0.1%
Truett-Hurst Cl. A [1,2]	191,900	947,986

Food & Staples Retailing - 0.1%
Liberator Medical Holdings	208,099	817,829

Food Products - 0.6%
Asian Citrus Holdings	4,092,900	873,679
Sipef	37,548	3,110,776
Waterloo Investment Holdings [1,6]	2,760,860	1,049,127

		5,033,582

Personal Products - 0.4%
Medifast [1]	98,800	2,874,092

Total		9,673,489

Energy – 8.2%
Energy Equipment & Services - 6.1%
Canadian Energy Services & Technology	122,800	3,184,691
Dawson Geophysical	125,333	3,510,577
Geospace Technologies [1]	9,116	603,206
Gulf Island Fabrication	370,389	8,004,106
Lamprell [1]	665,456	1,541,911
Natural Gas Services Group [1]	248,187	7,480,356
Tesco Corporation [1]	432,700	8,004,950
TGC Industries [1]	973,772	5,793,944
Total Energy Services	528,200	9,221,402

		47,345,143

Oil, Gas & Consumable Fuels - 2.1%
Ardmore Shipping	77,275	1,027,757
Contango Oil & Gas [1]	48,073	2,295,005
Ring Energy [1]	99,500	1,518,370
Sprott Resource [1]	1,645,800	3,706,958
Synergy Resources [1]	240,400	2,584,300
Triangle Petroleum [1,3]	636,363	5,243,631

		16,376,021

Total		63,721,164

Financials – 8.0%
Banks - 1.2%
BCB Holdings [1]	2,760,860	598,360
John Marshall Bank [1,4]	64,700	1,148,425
Pacific Continental	296,897	4,085,302
TriState Capital Holdings [1]	229,157	3,256,321

		9,088,408

Capital Markets - 3.8%
FBR & Co. [1]	228,334	5,897,867
Gluskin Sheff + Associates	71,600	2,068,013
GMP Capital	445,600	2,994,851
INTL FCStone [1]	353,455	6,648,489
JMP Group	348,749	2,479,605
Silvercrest Asset Management
Group Cl. A	170,200	3,112,958
U.S. Global Investors Cl. A	381,749	1,225,414
Westwood Holdings Group	87,372	5,477,351

		29,904,548

Diversified Financial Services - 0.5%
PICO Holdings [1]	133,823	3,478,060

Insurance - 0.5%
Blue Capital Reinsurance Holdings [1]	115,800	2,013,762
Navigators Group (The) [1]	34,164	2,097,328

		4,111,090

Real Estate Management & Development - 2.0%
AV Homes [1]	161,500	2,921,535
Kennedy-Wilson Holdings	420,581	9,467,278
Midland Holdings [1]	6,182,400	3,293,868

		15,682,681

Total		62,264,787

Health Care – 11.3%
Biotechnology - 1.1%
BioSpecifics Technologies [1]	60,300	1,562,976
Dyax Corporation [1]	279,219	2,507,387
Halozyme Therapeutics [1,3]	38,275	486,092
Harvard Apparatus Regenerative
Technology [1]	118,369	1,073,607
Lexicon Pharmaceuticals [1]	1,678,871	2,904,447

		8,534,509

Health Care Equipment & Supplies - 5.6%
Cerus Corporation [1]	730,561	3,506,693
CryoLife	285,855	2,847,116
Cynosure Cl. A [1]	146,269	4,285,682
EnteroMedics [1,3]	750,000	1,365,000
Exactech [1]	151,648	3,421,179
Merit Medical Systems [1]	227,320	3,250,676
Novadaq Technologies [1]	68,221	1,519,964
Orthofix International [1]	32,600	982,890
RTI Surgical [1]	461,500	1,882,920
STAAR Surgical [1]	135,451	2,546,479
SurModics [1]	230,722	5,214,317
Symmetry Medical [1]	182,984	1,840,819
Synergetics USA [1]	516,562	1,575,514
Syneron Medical [1]	550,612	6,855,119
Trinity Biotech ADR Cl. A	95,880	2,323,172

		43,417,540

Health Care Providers & Services - 2.8%
Bio-Reference Laboratories [1,3]	97,134	2,688,669
CorVel Corporation [1]	115,565	5,750,514
IPC The Hospitalist [1]	31,438	1,542,977
PDI [1]	491,819	2,252,531
U.S. Physical Therapy	272,440	9,418,251

		21,652,942

Life Sciences Tools & Services - 0.9%
Furiex Pharmaceuticals [1]	55,607	4,837,809
Harvard Bioscience [1]	473,479	2,244,290

		7,082,099

Pharmaceuticals - 0.9%
Unichem Laboratories	485,218	1,872,694
Vetoquinol	76,832	4,009,951
Zogenix [1,3]	416,400	1,184,658

		7,067,303

Total		87,754,393

Industrials – 25.6%
Aerospace & Defense - 1.1%
AeroVironment [1]	102,000	4,105,500
American Science & Engineering	42,418	2,849,217
CPI Aerostructures [1]	128,362	1,668,706

		8,623,423

Building Products - 2.1%
AAON	155,166	4,324,477
Quanex Building Products	340,500	7,041,540
WaterFurnace Renewable Energy	282,800	5,226,236

		16,592,253

Commercial Services & Supplies - 2.4%
Courier Corporation	196,782	3,030,443
Ennis	454,251	7,526,939
Heritage-Crystal Clean [1]	122,931	2,228,739
Hudson Technologies [1,3]	450,904	1,262,531
Team [1]	57,500	2,464,450
US Ecology	64,500	2,394,240

		18,907,342

Construction & Engineering - 2.5%
Layne Christensen [1]	335,960	6,111,113
MYR Group [1]	218,700	5,537,484
Severfield-Rowen [1]	4,615,917	4,350,848
Sterling Construction [1]	420,875	3,648,986

		19,648,431

Electrical Equipment - 3.3%
Global Power Equipment Group	510,812	10,160,051
Graphite India	3,227,991	4,792,449
LSI Industries	840,136	6,880,714
Powell Industries	62,300	4,037,040

		25,870,254

Machinery - 6.5%
AIA Engineering	195,687	1,834,190
CIRCOR International	31,259	2,292,223
Foster (L.B.) Company	172,856	8,098,304
FreightCar America	325,409	7,562,505
Gorman-Rupp Company (The)	88,713	2,820,186
Graham Corporation	208,080	6,627,348
Kadant	171,516	6,255,189
Key Technology [1,2]	370,814	4,846,539
RBC Bearings [1]	64,869	4,132,155
Semperit AG Holding	115,178	6,195,570

		50,664,209

Marine - 0.4%
Clarkson	70,000	2,861,885

Professional Services - 4.0%
CRA International [1]	299,783	6,586,232
Exponent	54,335	4,078,385
GP Strategies [1]	269,818	7,347,144
Kforce	241,658	5,152,149
Resources Connection	558,400	7,867,856

		31,031,766

Road & Rail - 2.8%
Marten Transport	514,471	11,071,416
Patriot Transportation Holding [1]	296,869	10,702,127

		21,773,543

Trading Companies & Distributors - 0.5%
Houston Wire & Cable	297,600	3,907,488

Total		199,880,594

Information Technology – 14.6%
Communications Equipment - 2.0%
Ceragon Networks [1,3]	537,800	1,521,974
COM DEV International [1]	432,800	1,487,689
Digi International [1]	384,834	3,906,065
KVH Industries [1]	373,300	4,912,628
NumereX Corporation Cl. A [1]	68,232	745,776
Parrot [1]	20,300	615,687
Procera Networks [1,3]	202,500	2,103,975

		15,293,794

Electronic Equipment, Instruments & Components - 3.2%
CUI Global [1]	346,038	3,806,418
Electro Rent	190,400	3,349,136
Fabrinet [1]	331,845	6,892,421
GSI Group [1]	503,400	6,574,404
Neonode [1,3]	166,296	946,224
Pure Technologies	60,000	362,551
Vishay Precision Group [1]	161,700	2,810,346

		24,741,500

Internet Software & Services - 0.8%
QuinStreet [1]	505,200	3,354,528
World Energy Solutions [1]	206,400	994,848
Zix Corporation [1]	506,000	2,094,840

		6,444,216

IT Services - 0.6%
CSE Global	394,000	185,124
EPAM Systems [1]	52,317	1,721,229
Forrester Research	20,000	717,000
ServiceSource International [1]	197,825	1,669,643

		4,292,996

Semiconductors & Semiconductor Equipment - 5.2%
Advanced Energy Industries [1]	205,774	5,041,463
AXT [1]	1,348,164	2,965,961
Brooks Automation	603,400	6,595,162
Cascade Microtech [1]	78,088	788,689
GSI Technology [1]	776,061	5,362,581
Integrated Silicon Solution [1]	545,800	8,487,190
LTX-Credence Corporation [1]	491,961	4,383,373
Photronics [1]	333,600	2,845,608
Rudolph Technologies [1]	129,651	1,479,318
Sigma Designs [1]	604,742	2,878,572

		40,827,917

Software - 2.2%
ePlus [1]	44,304	2,470,391
Monotype Imaging Holdings	212,487	6,404,358
TeleNav [1]	464,900	2,770,804
VASCO Data Security International [1]	781,509	5,892,578

		17,538,131

Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology [1,4]	159,343	970,399
Super Micro Computer [1]	196,404	3,411,537

		4,381,936

Total		113,520,490

Materials – 9.7%
Chemicals - 2.6%
BioAmber [1]	97,012	1,109,817
Burcon NutraScience [1]	279,600	1,034,520
C. Uyemura & Co.	29,600	1,463,870
FutureFuel Corporation	283,100	5,746,930
LSB Industries [1]	64,600	2,417,332
Quaker Chemical	79,160	6,240,183
Societe Internationale de Plantations
d’Heveas	36,837	2,355,737

		20,368,389

Metals & Mining - 7.1%
Alamos Gold	237,900	2,149,816
Argonaut Gold [1]	187,500	817,503
Bear Creek Mining [1]	599,900	1,003,903
Endeavour Mining [1]	950,000	678,878
Endeavour Silver [1]	639,900	2,757,969
Geodrill [1]	1,912,300	1,591,421
Gold Standard Ventures [1,3]	1,290,000	759,810
Goldgroup Mining [1]	1,340,000	284,849
Haynes International	118,830	6,416,820
Horsehead Holding Corporation [1]	396,471	6,668,642
Imdex [1]	2,194,065	1,347,775
Lumina Copper [1]	440,000	1,810,945
McEwen Mining [1]	1,377,704	3,265,159
Olympic Steel	300,959	8,637,523
Pilot Gold [1]	2,228,100	2,861,965
Silvercorp Metals	730,200	1,423,890
Synalloy Corporation	175,942	2,526,527
Universal Stainless & Alloy Products [1]	267,452	9,031,854
Western Copper and Gold [1]	1,471,000	1,426,870

		55,462,119

Total		75,830,508

Utilities – 0.1%
Independent Power & Renewable Electricity Producer - 0.1%
Alterra Power [1]	3,498,400	949,362

Total		949,362

Miscellaneous [5] – 1.9%
Total		14,929,817

TOTAL COMMON STOCKS
(Cost $568,216,467)		748,883,747

REPURCHASE AGREEMENT – 3.9%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $30,283,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.50% due 9/28/15, valued at
$30,893,569)
(Cost $30,283,000)		30,283,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $14,315,086)		14,315,086

TOTAL INVESTMENTS – 101.7%
(Cost $612,814,553)		793,481,833

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.7)%		(13,287,187)

NET ASSETS – 100.0%		$780,194,646

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.5%

Consumer Discretionary – 11.3%
Automobiles - 3.8%
Thor Industries [2]	4,216,757	$257,475,183

Distributors - 1.3%
Pool Corporation	1,490,300	91,385,196

Diversified Consumer Services - 1.6%
Sotheby’s	1,483,694	64,614,874
Strayer Education [1,2,3]	1,018,485	47,288,258

		111,903,132

Media - 1.4%
Morningstar	1,171,500	92,571,930

Specialty Retail - 1.2%
Buckle (The)	1,780,836	81,562,289

Textiles, Apparel & Luxury Goods - 2.0%
Columbia Sportswear	1,071,813	88,585,344
Wolverine World Wide	1,779,074	50,792,563

		139,377,907

Total		774,275,637

Consumer Staples – 4.4%
Food Products - 3.0%
Cal-Maine Foods	1,696,686	106,517,947
Sanderson Farms [2]	1,304,008	102,351,588

		208,869,535

Personal Products - 1.4%
Nu Skin Enterprises Cl. A	1,150,494	95,318,428

Total		304,187,963

Energy – 9.1%
Energy Equipment & Services - 9.1%
Ensign Energy Services	7,128,000	105,356,418
Pason Systems	4,066,300	102,843,734
SEACOR Holdings [1]	735,065	63,524,317
Tidewater	1,199,127	58,301,555
Trican Well Service [2]	8,527,100	107,909,660
Unit Corporation [1,2]	2,810,073	183,722,573

Total		621,658,257

Financials – 11.5%
Capital Markets - 4.8%
Affiliated Managers Group [1]	181,000	36,209,050
Artisan Partners Asset Management Cl. A	450,536	28,946,938
Federated Investors Cl. B	3,939,300	120,306,222
Partners Group Holding	76,613	21,545,482
Stifel Financial [1]	2,390,777	118,965,063

		325,972,755

Insurance - 3.1%
Alleghany Corporation [1]	459,525	187,201,294
ProAssurance Corporation	523,298	23,302,460

		210,503,754

Real Estate Management & Development - 3.6%
Jones Lang LaSalle	1,066,203	126,345,056
Kennedy-Wilson Holdings [2]	4,788,314	107,784,948
St. Joe Company (The) [1,3]	794,700	15,297,975

		249,427,979

Total		785,904,488

Health Care – 7.4%
Biotechnology - 3.2%
Myriad Genetics [1,2,3]	6,343,965	216,900,163

Health Care Equipment & Supplies - 1.4%
IDEXX Laboratories [1]	777,200	94,352,080

Life Sciences Tools & Services - 1.3%
PerkinElmer	1,983,200	89,362,992

Pharmaceuticals - 1.5%
Medicines Company (The) [1,2]	3,579,188	101,720,523

Total		502,335,758

Industrials – 24.0%
Air Freight & Logistics - 1.6%
Forward Air	1,363,628	62,876,887
UTi Worldwide	4,126,400	43,698,576

		106,575,463

Building Products - 1.4%
Simpson Manufacturing [2]	2,705,933	95,600,613

Commercial Services & Supplies - 3.5%
Copart [1]	3,158,100	114,923,259
Ritchie Bros. Auctioneers	5,133,363	123,868,049

		238,791,308

Construction & Engineering - 1.6%
EMCOR Group	2,291,400	107,214,606

Electrical Equipment - 1.5%
Brady Corporation Cl. A	1,352,363	36,716,656
GrafTech International [1]	6,144,076	67,093,310

		103,809,966

Machinery - 9.3%
Kennametal	1,563,500	69,263,050
Lincoln Electric Holdings	2,872,370	206,839,364
Semperit AG Holding [2]	1,937,496	104,220,361
Valmont Industries	672,800	100,139,552
Woodward [2]	3,806,024	158,064,177

		638,526,504

Professional Services - 1.8%
Acacia Research [2]	3,501,351	53,500,643
Towers Watson & Co. Cl. A	619,221	70,622,155

		124,122,798

Road & Rail - 1.4%
Landstar System	1,675,300	99,211,266

Trading Companies & Distributors - 1.9%
Air Lease Cl. A	1,204,760	44,925,500
MSC Industrial Direct Cl. A	952,284	82,391,612

		127,317,112

Total		1,641,169,636

Information Technology – 18.6%
Communications Equipment - 0.9%
ADTRAN	2,569,434	62,719,884

Electronic Equipment, Instruments & Components - 8.1%
Anixter International	980,700	99,560,664
Benchmark Electronics [1,2]	2,843,900	64,414,335
Cognex Corporation [1]	3,494,914	118,337,788
National Instruments	4,147,101	118,980,328
Zebra Technologies Cl. A [1]	2,223,325	154,320,988

		555,614,103

IT Services - 2.0%
Gartner [1]	750,600	52,121,664
Jack Henry & Associates	1,486,640	82,895,046

		135,016,710

Semiconductors & Semiconductor Equipment - 6.2%
Cabot Microelectronics [1,2]	1,503,672	66,161,568
Cirrus Logic [1,2,3]	5,620,200	111,673,374
Fairchild Semiconductor International [1,2]	6,733,112	92,849,614
MKS Instruments [2]	3,196,910	95,555,640
Veeco Instruments [1]	1,268,164	53,174,117

		419,414,313

Software - 1.4%
Fair Isaac	1,732,600	95,847,432

Total		1,268,612,442

Materials – 11.6%
Chemicals - 3.5%
Cabot Corporation	1,675,800	98,972,748
Westlake Chemical	2,151,110	142,360,460

		241,333,208

Metals & Mining - 7.6%
Alamos Gold	2,359,427	21,321,281
Globe Specialty Metals [2]	5,532,472	115,186,067
Pan American Silver [2]	8,575,597	110,367,934
Reliance Steel & Aluminum	2,329,800	164,623,668
Schnitzer Steel Industries Cl. A [2]	2,008,038	57,931,896
Silver Standard Resources [1]	4,015,069	39,869,635
Sims Metal Management [1]	1,215,361	11,077,211

		520,377,692

Paper & Forest Products - 0.5%
Stella-Jones	1,139,212	31,646,495

Total		793,357,395

Miscellaneous [5] – 0.6%
Total		39,592,738

TOTAL COMMON STOCKS
(Cost $4,107,734,798)		6,731,094,314

REPURCHASE AGREEMENT – 1.6%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $107,636,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.50% due 9/28/15, valued at
$109,792,069)
(Cost $107,636,000)		107,636,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.6%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $178,712,070)		178,712,070

TOTAL INVESTMENTS – 102.7%
(Cost $4,394,082,868)		7,017,442,384

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.7)%		(187,328,786)

NET ASSETS – 100.0%		$6,830,113,598

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.5%

Consumer Discretionary – 12.1%
Automobiles - 2.0%
Thor Industries	376,803	$23,007,591

Diversified Consumer Services - 1.5%
Universal Technical Institute [2]	1,329,151	17,212,506

Media - 0.7%
Pico Far East Holdings	30,000,000	8,563,028

Specialty Retail - 7.9%
Buckle (The)	484,575	22,193,535
Cato Corporation (The) Cl. A	452,350	12,231,544
Chico’s FAS	781,000	12,519,430
Finish Line (The) Cl. A	297,400	8,056,566
GameStop Corporation Cl. A	400,000	16,440,000
Lewis Group [3]	1,143,747	6,289,860
Luk Fook Holdings (International)	3,977,800	12,572,493
Zumiez [1]	126,000	3,054,240

		93,357,668

Total		142,140,793

Consumer Staples – 3.2%
Food Products - 2.3%
Asian Citrus Holdings	20,918,000	4,465,198
Industrias Bachoco ADR	509,605	22,244,258

		26,709,456

Personal Products - 0.9%
Nu Skin Enterprises Cl. A	134,729	11,162,298

Total		37,871,754

Energy – 13.1%
Energy Equipment & Services - 12.5%
C&J Energy Services [1]	266,246	7,763,733
Calfrac Well Services	715,000	22,753,234
Ensign Energy Services	284,100	4,199,180
Lamprell [1]	1,175,350	2,723,372
Pason Systems	697,550	17,642,242
Tesco Corporation [1]	809,216	14,970,496
TGS-NOPEC Geophysical	435,000	14,258,822
Total Energy Services	916,700	16,003,899
Trican Well Service	1,874,800	23,725,420
Unit Corporation [1]	349,600	22,856,848

		146,897,246

Oil, Gas & Consumable Fuels - 0.6%
Sprott Resource [1]	2,980,100	6,712,301

Total		153,609,547

Financials – 12.6%
Capital Markets - 8.7%
Ashmore Group	3,730,363	20,705,696
Federated Investors Cl. B	591,800	18,073,572
INTL FCStone [1,3]	469,900	8,838,819
Jupiter Fund Management	1,671,349	11,186,845
Sprott	6,950,400	22,696,467
Value Partners Group	33,884,500	20,401,033

		101,902,432

Real Estate Management & Development - 3.9%
Brasil Brokers Participacoes	2,000,000	4,495,372
E-House (China) Holdings ADR	977,072	11,812,801
Gladstone Land [2]	501,200	7,086,968
Kennedy-Wilson Holdings	1,000,830	22,528,683

		45,923,824

Total		147,826,256

Health Care – 3.5%
Biotechnology - 1.9%
Myriad Genetics [1,3]	653,675	22,349,148

Health Care Providers & Services - 0.0%
Bio-Reference Laboratories [1,3]	13,100	362,608

Pharmaceuticals - 1.6%
Medicines Company (The) [1]	659,132	18,732,532

Total		41,444,288

Industrials – 14.5%
Aerospace & Defense - 1.5%
Orbital Sciences [1]	632,523	17,647,392

Building Products - 1.3%
WaterFurnace Renewable Energy [2]	814,500	15,052,225

Commercial Services & Supplies - 2.1%
Ennis	665,562	11,028,362
Moshi Moshi Hotline	1,558,100	14,299,880

		25,328,242

Construction & Engineering - 0.7%
Raubex Group	3,668,901	7,724,359

Electrical Equipment - 1.5%
GrafTech International [1]	1,632,762	17,829,761

Marine - 1.7%
Clarkson	497,500	20,339,826

Professional Services - 5.6%
Acacia Research	1,455,605	22,241,644
Kforce	448,774	9,567,862
Korn/Ferry International [1]	477,740	14,222,320
Resources Connection	132,300	1,864,107
RPX Corporation [1]	607,200	9,885,216
TrueBlue [1]	262,494	7,680,574

		65,461,723

Road & Rail - 0.1%
Heartland Express	56,545	1,283,006

Total		170,666,534

Information Technology – 24.3%
Communications Equipment - 3.5%
ADTRAN	600,463	14,657,302
ARRIS Group [1]	188,671	5,316,749
Infinera Corporation [1]	400,000	3,632,000
KVH Industries [1]	539,615	7,101,333
NETGEAR [1]	289,300	9,758,089

		40,465,473

Electronic Equipment, Instruments & Components - 4.0%
AVX Corporation	742,847	9,790,723
GSI Group [1]	113,285	1,479,502
TTM Technologies [1]	2,182,635	18,443,266
Vishay Intertechnology	1,186,550	17,655,864

		47,369,355

IT Services - 4.3%
Convergys Corporation	1,065,730	23,350,144
Neurones	480,000	9,982,808
TeleTech Holdings [1]	711,673	17,443,105

		50,776,057

Semiconductors & Semiconductor Equipment - 12.5%
Advanced Energy Industries [1]	301,400	7,384,300
Aixtron ADR [1]	151,990	2,477,437
Brooks Automation	506,482	5,535,848
Cirrus Logic [1,3]	1,153,300	22,916,071
Fairchild Semiconductor International [1]	1,648,639	22,734,732
International Rectifier [1]	562,213	15,404,636
Lam Research [1]	98,800	5,434,000
MKS Instruments	762,627	22,794,921
OmniVision Technologies [1]	1,120,191	19,827,381
Teradyne [1]	1,142,975	22,733,773

		147,243,099

Total		285,853,984

Materials – 14.4%
Chemicals - 0.6%
Intrepid Potash [1]	454,700	7,029,662

Construction Materials - 0.5%
Mardin Cimento Sanayii	2,473,100	5,037,523

Metals & Mining - 13.3%
Alamos Gold	1,929,300	17,434,380
Centamin [1]	6,632,800	5,579,832
Endeavour Mining [1]	1,750,000	1,250,565
Globe Specialty Metals	792,863	16,507,408
Hochschild Mining [1]	6,736,612	19,002,454
Horsehead Holding Corporation [1]	359,535	6,047,379
Major Drilling Group International	2,574,300	19,933,069
McEwen Mining [1,3]	5,291,618	12,541,135
Pan American Silver	702,876	9,046,014
Pretium Resources [1]	2,805,800	16,294,198
Schnitzer Steel Industries Cl. A	177,100	5,109,335
Seabridge Gold [1]	2,213,616	15,672,401
Silver Standard Resources [1]	1,228,611	12,200,107

		156,618,277

Total		168,685,462

Utilities – 0.2%
Independent Power & Renewable Electricity Producer - 0.2%
Alterra Power [1]	9,732,900	2,641,221

Total		2,641,221

Miscellaneous [5] – 0.6%
Total		7,135,354

TOTAL COMMON STOCKS
(Cost $860,899,250)		1,157,875,193

REPURCHASE AGREEMENT – 2.0%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $23,345,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25%-2.125% due 10/31/15-12/31/15,
valued at $23,812,800)
(Cost $23,345,000)		23,345,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.6%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $30,931,173)		30,931,173

TOTAL INVESTMENTS – 103.1%
(Cost $915,175,423)		1,212,151,366

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.1)%		(36,027,893)

NET ASSETS – 100.0%		$1,176,123,473

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.7%

Consumer Discretionary – 12.8%
Auto Components - 0.7%
Autoliv	29,300	$2,940,255
Gentex Corporation	993,961	31,339,590
Lear Corporation	4,900	410,228
Spartan Motors	47,557	244,443
Standard Motor Products	97,206	3,477,059

		38,411,575

Automobiles - 0.8%
Thor Industries	699,274	42,697,670

Distributors - 0.1%
Weyco Group	282,000	7,619,640

Diversified Consumer Services - 0.4%
Benesse Holdings	17,500	667,826
DeVry Education Group	66,500	2,818,935
Hillenbrand	243,625	7,876,396
Regis Corporation [1]	557,600	7,639,120
Sotheby’s	6,300	274,365
Strayer Education [1,3]	21,000	975,030

		20,251,672

Hotels, Restaurants & Leisure - 0.6%
Abu Dhabi National Hotels	1,200,000	1,143,480
Bob Evans Farms	430,673	21,546,570
Cheesecake Factory	51,400	2,448,182
Churchill Downs	13,500	1,232,550
DineEquity	61,030	4,764,612
Ruth’s Hospitality Group	30,700	371,163

		31,506,557

Household Durables - 0.7%
De’Longhi	45,000	1,013,474
Ekornes	60,000	951,653
Ethan Allen Interiors	1,170,250	29,782,862
Forbo Holding	1,500	1,576,321
Garmin	13,900	768,114
Harman International Industries	4,000	425,600
La-Z-Boy	48,100	1,303,510
Leggett & Platt	39,003	1,273,058
PulteGroup	8,000	153,520

		37,248,112

Internet & Catalog Retail - 0.1%
FTD Companies [1]	25,655	816,086
Manutan International	8,300	591,248
Nutrisystem	21,260	320,388
PetMed Express	351,500	4,713,615
Takkt	20,000	441,138

		6,882,475

Leisure Products - 0.3%
Arctic Cat	114,365	5,465,503
Callaway Golf	962,900	9,840,838
Hasbro	12,338	686,240
Polaris Industries	9,100	1,271,361

		17,263,942

Media - 0.6%
CTC Media	180,100	1,658,721
Harte-Hanks	388,091	3,430,724
Meredith Corporation	99,620	4,625,357
Morningstar	30,501	2,410,189
Saga Communications Cl. A	186,650	9,274,639
Scholastic Corporation	61,699	2,127,382
Television Broadcasts	90,000	541,395
Wiley (John) & Sons Cl. A	100,000	5,764,000
World Wrestling Entertainment Cl. A	38,071	1,099,490

		30,931,897

Multiline Retail - 0.1%
Dillard’s Cl. A	22,786	2,105,426
New World Department Store China	1,993,300	961,596

		3,067,022

Specialty Retail - 6.0%
Aaron’s	57,200	1,729,728
Abercrombie & Fitch Cl. A	51,000	1,963,500
American Eagle Outfitters	2,142,223	26,220,810
Ascena Retail Group [1]	1,855,263	32,058,945
Big 5 Sporting Goods	26,300	422,115
Buckle (The)	840,946	38,515,327
Cato Corporation (The) Cl. A	1,387,908	37,529,032
Chico’s FAS	188,200	3,016,846
Destination Maternity	5,100	139,740
Foot Locker	74,592	3,504,332
GameStop Corporation Cl. A	985,643	40,509,927
Genesco [1]	485,991	36,240,349
Guess?	646,287	17,837,521
Lewis Group	50,000	274,967
Men’s Wearhouse (The)	176,539	8,646,880
Monro Muffler Brake	430,000	24,458,400
RadioShack Corporation [1]	159,981	339,160
Rent-A-Center	404,029	10,747,171
Shoe Carnival	674,596	15,542,692
Signet Jewelers	8,000	846,880
Stage Stores	36,300	887,535
Stein Mart	928,915	13,014,099
Systemax [1]	295,961	4,412,779
Williams-Sonoma	4,500	299,880

		319,158,615

Textiles, Apparel & Luxury Goods - 2.4%
Barry (R.G.) [2]	1,045,808	19,744,855
Columbia Sportswear	61,282	5,064,957
Crocs [1]	1,102,101	17,192,775
G-III Apparel Group [1]	281,646	20,160,221
Gildan Activewear	37,600	1,894,288
Movado Group	7,400	337,070
Pacific Textiles Holdings	750,000	984,363
Stella International Holdings	125,000	298,881
Steven Madden [1]	1,042,599	37,512,712
Van de Velde	9,064	486,991
Vera Bradley [1]	931,488	25,140,861
Wolverine World Wide	76,234	2,176,481

		130,994,455

Total		686,033,632

Consumer Staples – 2.7%
Beverages - 0.0%
Crimson Wine Group [1,3,4]	43,380	383,479

Food & Staples Retailing - 0.4%
Village Super Market Cl. A [2]	700,420	18,491,088

Food Products - 1.9%
Cal-Maine Foods	20,098	1,261,753
Farmer Bros. [1]	452,900	8,922,130
Flowers Foods	1,058,900	22,713,405
Fresh Del Monte Produce	241,700	6,663,669
Hershey Creamery 4	882	2,337,300
Lancaster Colony	104,000	10,339,680
Seaboard Corporation [1]	10,476	27,462,310
Tootsie Roll Industries	701,292	20,996,682

		100,696,929

Household Products - 0.0%
WD-40 Company	23,411	1,815,991

Personal Products - 0.4%
Inter Parfums	101,899	3,689,763
Nu Skin Enterprises Cl. A	194,836	16,142,162

		19,831,925

Tobacco - 0.0%
Universal Corporation	29,664	1,657,921

Total		142,877,333

Diversified Investment Companies – 0.2%
Closed-End Funds - 0.2%
British Empire Securities and General Trust	601,182	4,883,957
Central Fund of Canada Cl. A	389,500	5,359,520
RIT Capital Partners	100,000	2,232,200

Total		12,475,677

Energy – 4.9%
Energy Equipment & Services - 3.7%
CARBO Ceramics	211,546	29,191,233
Era Group [1]	239,080	7,007,435
Exterran Partners L.P.	819,700	23,361,450
Helmerich & Payne	348,480	37,482,509
Nabors Industries	29,700	732,105
Oceaneering International	9,201	661,184
Oil States International [1]	245,630	24,219,118
Pason Systems	1,016,000	25,696,391
Patterson-UTI Energy	58,877	1,865,223
Precision Drilling	611,050	7,314,268
RPC	158,300	3,232,486
SEACOR Holdings [1]	297,477	25,707,962
Tidewater	150,000	7,293,000
Total Energy Services	222,760	3,888,981

		197,653,345

Oil, Gas & Consumable Fuels - 1.2%
Arch Coal	111,518	537,517
Baytex Energy	36,100	1,484,793
Cimarex Energy	204,990	24,416,359
Delek US Holdings	15,203	441,495
Energy XXI (Bermuda)	30,600	721,242
GasLog	20,400	475,116
Hugoton Royalty Trust	558,500	4,507,095
Natural Resource Partners L.P.	225,900	3,596,328
NuStar GP Holdings LLC	369,200	12,567,568
Pengrowth Energy	199,757	1,214,523
Penn Virginia [1,3]	633,760	11,084,462
SM Energy	18,342	1,307,601
W&T Offshore	77,700	1,344,987
Western Refining	100,000	3,860,000

		67,559,086

Total		265,212,431

Financials – 25.5%
Banks - 4.1%
Ames National	396,670	8,742,607
Associated Banc-Corp	336,700	6,080,802
Banco Latinoamericano de Comercio Exterior Cl. E	110,575	2,920,286
Bank of Hawaii	832,001	50,427,581
Bank of Kentucky Financial	112,274	4,214,766
BLOM Bank GDR	684,500	6,297,400
BOK Financial	521,582	36,015,237
Camden National	194,540	8,015,048
Canadian Western Bank	933,200	31,410,558
CapitalSource	85,100	1,241,609
City Holding Company	451,566	20,257,251
Farmers & Merchants Bank of Long Beach 4	479	2,754,250
First Citizens BancShares Cl. A	88,526	21,312,634
First National Bank Alaska 4	3,110	5,370,970
Peapack-Gladstone Financial [2]	604,692	13,303,224
Sun Bancorp [1]	284,428	955,678

		219,319,901

Capital Markets - 6.6%
AGF Management Cl. B	815,600	9,450,779
AllianceBernstein Holding L.P.	1,750,400	43,707,488
Apollo Global Management LLC Cl. A	501,100	15,934,980
Apollo Investment	1,161,400	9,651,234
ASA Gold and Precious Metals	578,892	7,745,575
Ashmore Group	180,000	999,105
Banca Generali	86,000	2,837,111
Banque Privee Edmond de Rothschild	205	3,679,559
Cohen & Steers	285,337	11,370,679
Coronation Fund Managers	1,315,000	12,339,184
Egyptian Financial Group-Hermes Holding Company [1]	1,032,032	1,858,865
Egyptian Financial Group-Hermes Holding Company GDR [1]	90,000	319,500
Federated Investors Cl. B	1,800,292	54,980,918
Fortress Investment Group LLC Cl. A	11,700	86,580
GAMCO Investors Cl. A	278,300	21,609,995
Investec	118,000	955,158
Janus Capital Group	162,109	1,762,125
KKR & Co. L.P.	1,315,600	30,048,304
Lazard Cl. A	242,090	11,400,018
Monroe Capital	20,991	284,008
MVC Capital	475,000	6,436,250
Oppenheimer Holdings Cl. A	221,512	6,213,412
Paris Orleans	523,921	13,001,243
Partners Group Holding	9,000	2,531,024
Raymond James Financial	418,525	23,408,103
Schroders	111,100	4,819,157
SEI Investments	998,970	33,575,382
Teton Advisors Cl. A [4]	1,297	45,719
Value Partners Group	1,500,000	903,113
Vontobel Holding	150,400	5,949,446
Waddell & Reed Financial Cl. A	198,100	14,584,122
Westwood Holdings Group	45,895	2,877,157

		355,365,293

Consumer Finance - 0.0%
Cash America International	50,600	1,959,232

Diversified Financial Services - 0.8%
NASDAQ OMX Group (The)	12,800	472,832
Sofina	279,572	34,137,930
TMX Group	184,000	8,984,460

		43,595,222

Insurance - 9.9%
Alleghany Corporation [1]	99,522	40,543,272
Allied World Assurance Company Holdings	271,026	27,967,173
American Equity Investment Life Holding Company	6,600	155,892
American Financial Group	167,000	9,637,570
American National Insurance	159,593	18,041,989
AmTrust Financial Services	20,038	753,629
Aspen Insurance Holdings	405,953	16,116,334
Assurant	24,359	1,582,361
Assured Guaranty	227,042	5,748,703
Baldwin & Lyons Cl. B	353,743	9,299,903
Cincinnati Financial	280,000	13,624,800
Crawford & Company Cl. B	22,241	242,649
E-L Financial	86,588	56,785,436
EMC Insurance Group	102,664	3,647,652
Employers Holdings	81,300	1,644,699
Erie Indemnity Cl. A	571,900	39,895,744
Everest Re Group	6,600	1,010,130
Fidelity National Financial	1,043,452	32,806,131
First American Financial	244,561	6,493,095
Gallagher (Arthur J.) & Co.	792,400	37,702,392
HCI Group	13,800	502,320
Infinity Property & Casualty	164,762	11,142,854
Lancashire Holdings	100,000	1,141,166
Markel Corporation [1]	67,900	40,475,190
Mercury General	189,200	8,529,136
Montpelier Re Holdings	101,907	3,032,752
National Western Life Insurance Cl. A	3,100	757,950
Old Republic International	747,000	12,250,800
PartnerRe	353,611	36,598,739
Platinum Underwriters Holdings	190,406	11,443,401
Primerica	28,300	1,333,213
Reinsurance Group of America	481,477	38,340,014
RenaissanceRe Holdings	9,809	957,358
RLI Corp.	263,670	11,664,761
StanCorp Financial Group	8,800	587,840
State Auto Financial	392,000	8,353,520
Stewart Information Services	70,800	2,487,204
Symetra Financial	366,044	7,254,992
Torchmark Corporation	34,000	2,675,800
United Fire Group	87,974	2,670,011
Validus Holdings	25,000	942,750
White Mountains Insurance Group	3,534	2,120,047

		528,961,372

Real Estate Investment Trusts (REITs) - 2.3%
Colony Financial	1,744,149	38,284,071
Cousins Properties	421,710	4,837,014
DCT Industrial Trust	1,121,600	8,838,208
Hannon Armstrong Sustainable Infrastructure Capital	200,000	2,870,000
Lexington Realty Trust	707,006	7,713,435
MFA Financial	692,000	5,363,000
National Health Investors	159,570	9,647,602
National Retail Properties	650,000	22,308,000
PS Business Parks	118,500	9,908,970
Rayonier	315,000	14,461,650

		124,231,950

Real Estate Management & Development - 0.6%
Alexander & Baldwin	694,700	29,566,432
Midland Holdings [1]	1,500,000	799,172

		30,365,604

Thrifts & Mortgage Finance - 1.2%
Genworth MI Canada	1,086,370	37,067,278
TrustCo Bank Corp. NY	3,658,944	25,758,966

		62,826,244

Total		1,366,624,818

Health Care – 6.2%
Health Care Equipment & Supplies - 2.5%
Analogic Corporation	231,500	19,008,465
bioMerieux	8,500	932,374
Cantel Medical	70,413	2,374,326
Carl Zeiss Meditec	50,000	1,403,894
Cooper Companies	3,800	521,968
DiaSorin	30,000	1,287,308
Hill-Rom Holdings	524,270	20,205,366
IDEXX Laboratories [1]	141,400	17,165,960
Invacare Corporation	32,161	613,310
Meridian Bioscience	18,200	396,578
ResMed	46,800	2,091,492
STERIS Corporation	655,108	31,281,407
Straumann Holding	7,420	1,581,493
Teleflex	309,700	33,212,228

		132,076,169

Health Care Providers & Services - 2.9%
Chemed Corporation	500,573	44,776,255
Ensign Group (The)	18,215	794,903
Landauer	449,700	20,384,901
Magellan Health Services [1]	314,128	18,643,497
MEDNAX [1]	335,632	20,802,471
Omnicare	59,999	3,580,140
Owens & Minor	1,135,750	39,785,323
U.S. Physical Therapy	242,064	8,368,152

		157,135,642

Health Care Technology - 0.0%
Computer Programs and Systems	5,000	323,000

Life Sciences Tools & Services - 0.6%
PerkinElmer	712,600	32,109,756
Techne Corporation	6,900	589,053

		32,698,809

Pharmaceuticals - 0.2%
Boiron	27,500	2,234,988
Questcor Pharmaceuticals	32,200	2,090,746
Recordati	110,000	1,926,497
Santen Pharmaceutical	15,000	664,367
Stallergenes	10,445	848,432
Vetoquinol	35,912	1,874,289
Virbac	3,500	781,644

		10,420,963

Total		332,654,583

Industrials – 18.7%
Aerospace & Defense - 1.6%
AAR Corporation	27,000	700,650
American Science & Engineering	205,634	13,812,436
Cubic Corporation	320,666	16,376,412
HEICO Corporation	464,843	27,964,955
HEICO Corporation Cl. A	488,666	21,212,991
National Presto Industries	56,726	4,426,897
Triumph Group	24,376	1,574,202

		86,068,543

Air Freight & Logistics - 0.7%
Aramex	1,600,000	1,437,235
C. H. Robinson Worldwide	256,000	13,411,840
Expeditors International of Washington	458,400	18,166,392
UTi Worldwide	588,900	6,236,451

		39,251,918

Building Products - 0.4%
A. O. Smith Corporation	465,188	21,407,952
Insteel Industries	72,000	1,416,240

		22,824,192

Commercial Services & Supplies - 2.5%
ABM Industries	653,900	18,793,086
Ennis	377,444	6,254,247
Healthcare Services Group	208,764	6,066,682
HNI Corporation	474,573	17,350,389
Horizon North Logistics	85,900	649,592
Kaba Holding	4,000	1,911,905
Kimball International Cl. B	724,600	13,122,506
McGrath RentCorp	291,300	10,183,848
Progressive Waste Solutions	9,000	227,790
Ritchie Bros. Auctioneers	1,476,820	35,635,666
UniFirst Corporation	148,455	16,321,143
US Ecology	49,705	1,845,050
Viad Corporation	216,506	5,204,804

		133,566,708

Construction & Engineering - 0.3%
Comfort Systems USA	235,631	3,591,016
EMCOR Group	53,339	2,495,732
Granite Construction	205,075	8,188,645
KBR	38,613	1,030,195
URS Corporation	43,400	2,042,404

		17,347,992

Electrical Equipment - 2.2%
Acuity Brands	11,668	1,546,827
AZZ	10,160	453,949
Brady Corporation Cl. A	749,735	20,355,305
EnerSys	19,800	1,371,942
Franklin Electric	733,800	31,201,176
Hubbell Cl. B	302,121	36,215,244
LSI Industries	1,104,161	9,043,079
Preformed Line Products	257,671	17,663,347

		117,850,869

Industrial Conglomerates - 0.2%
Raven Industries	312,402	10,231,166

Machinery - 7.6%
AGCO Corporation	23,900	1,318,324
Alamo Group	454,370	24,685,922
Altra Industrial Motion	29,500	1,053,150
American Railcar Industries	269,194	18,851,656
Ampco-Pittsburgh	180,306	3,402,374
Briggs & Stratton	638,240	14,200,840
Burckhardt Compression Holding	5,000	2,603,346
CIRCOR International	5,900	432,647
CLARCOR	248,000	14,222,800
Crane Company	290,000	20,633,500
Donaldson Company	50,702	2,149,765
Foster (L.B.) Company	3,000	140,550
FreightCar America	10,539	244,926
Gorman-Rupp Company (The)	720,791	22,913,946
Joy Global	22,700	1,316,600
Kadant	3,300	120,351
Kennametal	275,331	12,197,163
Lincoln Electric Holdings	171,400	12,342,514
Lindsay Corporation	223,982	19,750,733
Miller Industries	260,818	5,093,776
Mueller (Paul) Company [1,2,4]	116,700	4,918,905
Mueller Industries	768,724	23,054,033
Nordson Corporation	254,700	17,953,803
Pfeiffer Vacuum Technology	5,000	610,770
Semperit AG Holding	25,000	1,344,782
Spirax-Sarco Engineering	9,568	462,191
Standex International	42,831	2,294,885
Starrett (L.S.) Company (The) Cl. A [2]	529,400	8,433,342
Sun Hydraulics	935,949	40,535,951
Tennant Company	597,596	39,214,250
Timken Company (The)	45,132	2,652,859
Toro Company (The)	263,764	16,667,247
Trinity Industries	645,587	46,527,455
Wabtec Corporation	10,000	775,000
Woodward	609,200	25,300,076

		408,420,432

Marine - 0.3%
Matson	594,700	14,683,143

Professional Services - 1.7%
Acacia Research	25,000	382,000
Corporate Executive Board	236,000	17,518,280
Exponent	24,396	1,831,164
Heidrick & Struggles International	116,298	2,334,101
Kelly Services Cl. A	634,200	15,049,566
ManpowerGroup	462,152	36,431,442
Michael Page International	200,000	1,638,912
Nihon M&A Center	60,000	1,602,937
Resources Connection	79,022	1,113,420
Robert Half International	26,300	1,103,285
Towers Watson & Co. Cl. A	104,000	11,861,200

		90,866,307

Road & Rail - 0.3%
Arkansas Best	246,081	9,092,693
Knight Transportation	273,665	6,329,871

		15,422,564

Trading Companies & Distributors - 0.9%
Aceto Corporation	113,931	2,288,874
Applied Industrial Technologies	557,752	26,905,956
Houston Wire & Cable [2]	1,259,025	16,530,998
MISUMI Group	20,500	566,931
Watsco	6,402	639,624

		46,932,383

Total		1,003,466,217

Information Technology – 8.2%
Communications Equipment - 2.0%
ADTRAN	387,429	9,457,142
Bel Fuse Cl. A	22,350	432,026
Bel Fuse Cl. B	74,000	1,620,600
Black Box	353,233	8,597,691
Comtech Telecommunications	113,300	3,609,738
EVS Broadcast Equipment	15,000	973,742
InterDigital	15,700	519,827
NETGEAR [1]	1,107,664	37,361,507
Plantronics	716,217	31,835,846
TESSCO Technologies	347,959	12,999,748

		107,407,867

Electronic Equipment, Instruments & Components - 2.6%
AVX Corporation	1,767,011	23,289,205
Belden	18,703	1,301,729
Cognex Corporation [1]	711,100	24,077,846
Daktronics	31,398	451,817
Domino Printing Sciences	110,000	1,446,756
Electro Rent	348,647	6,132,701
FEI Company	16,100	1,658,622
FLIR Systems	143,900	5,180,400
Littelfuse	74,680	6,993,035
Methode Electronics	652,923	20,018,619
MTS Systems	105,820	7,247,612
Nam Tai Electronics	580,500	3,419,145
Park Electrochemical	96,228	2,874,330
Vishay Intertechnology	2,551,097	37,960,323

		142,052,140

Internet Software & Services - 0.1%
EarthLink Holdings	128,352	463,351
j2 Global	47,000	2,352,350
United Online [1]	43,075	497,947

		3,313,648

IT Services - 2.0%
Amdocs	59,300	2,755,078
Broadridge Financial Solutions	580,000	21,541,200
Calian Technologies	227,404	3,826,064
Convergys Corporation	1,450,226	31,774,452
Forrester Research	61,826	2,216,462
Global Payments	5,546	394,376
Jack Henry & Associates	13,600	758,336
ManTech International Cl. A	1,002,395	29,480,437
MAXIMUS	133,420	5,985,221
Syntel [1]	13,700	1,231,630
Total System Services	224,495	6,826,893

		106,790,149

Semiconductors & Semiconductor Equipment - 0.7%
Brooks Automation	89,081	973,655
LSI Corporation [1]	4,700	52,029
Marvell Technology Group	218,300	3,438,225
Micrel	163,060	1,806,705
MKS Instruments	791,536	23,659,011
Power Integrations	700	46,046
Teradyne [1]	367,446	7,308,501

		37,284,172

Software - 0.3%
Ebix	105,045	1,793,118
FactSet Research Systems	24,400	2,630,564
Fair Isaac	175,657	9,717,345
Mentor Graphics	4,400	96,888
Pegasystems	53,403	1,886,194
SimCorp	30,000	1,217,949

		17,342,058

Technology Hardware, Storage & Peripherals - 0.5%
Diebold	654,100	26,092,049

Total		440,282,083

Materials – 9.7%
Chemicals - 4.5%
Albemarle Corporation	443,000	29,424,060
Balchem Corporation	655,149	34,146,366
Cabot Corporation	781,000	46,125,860
Chase Corporation [2]	773,974	24,403,400
FutureFuel Corporation	190,447	3,866,074
H.B. Fuller Company	9,022	435,582
Innophos Holdings	62,821	3,561,951
Innospec	513,107	23,207,830
International Flavors & Fragrances	127,600	12,207,492
Methanex Corporation	310,710	19,866,797
Minerals Technologies	49,457	3,192,944
NewMarket Corporation	8,526	3,331,790
Quaker Chemical	432,729	34,112,027
Victrex	70,000	2,348,504
Westlake Chemical	77,400	5,122,332

		245,353,009

Construction Materials - 0.1%
Ash Grove Cement [4]	39,610	7,605,516

Containers & Packaging - 1.4%
AptarGroup	91,300	6,034,930
Bemis Company	514,800	20,200,752
Greif Cl. A	586,801	30,801,185
Mayr-Melnhof Karton	13,100	1,639,209
Myers Industries	59,000	1,175,280
Packaging Corporation of America	23,400	1,646,658
Sonoco Products	305,778	12,543,014

		74,041,028

Metals & Mining - 2.7%
Agnico Eagle Mines	697,000	21,084,250
Alamos Gold	90,000	813,297
Carpenter Technology	312,775	20,655,661
Cliffs Natural Resources	500,000	10,230,000
Commercial Metals	85,000	1,604,800
Franco-Nevada Corporation	171,000	7,842,060
Globe Specialty Metals	20,000	416,400
Gold Fields ADR	926,200	3,417,678
IAMGOLD Corporation [1]	896,620	3,156,102
Olympic Steel	39,297	1,127,824
Pan American Silver	1,112,100	14,312,727
Reliance Steel & Aluminum	543,813	38,425,827
Sims Metal Management [1]	1,000,000	9,114,338
Worthington Industries	308,300	11,792,475

		143,993,439

Paper & Forest Products - 1.0%
Deltic Timber	172,000	11,219,560
Domtar Corporation	212,000	23,790,640
Schweitzer-Mauduit International	409,398	17,436,261

		52,446,461

Total		523,439,453

Telecommunication Services – 0.8%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network	284,203	18,734,662

Wireless Telecommunication Services - 0.5%
Telephone and Data Systems	822,190	21,549,600
USA Mobility	143,266	2,603,143

		24,152,743

Total		42,887,405

Utilities – 3.0%
Electric Utilities - 1.0%
ALLETE	199,147	10,439,286
ITC Holdings	750,000	28,012,500
PNM Resources	638,900	17,269,467

		55,721,253

Gas Utilities - 1.3%
AGL Resources	312,558	15,302,840
National Fuel Gas	61,676	4,319,787
Piedmont Natural Gas	539,500	19,092,905
UGI Corporation	660,076	30,106,066

		68,821,598

Water Utilities - 0.7%
Aqua America	1,024,707	25,689,404
Consolidated Water	24,227	319,312
SJW	400,400	11,835,824

		37,844,540

Total		162,387,391

Miscellaneous [5] – 1.0%
Total		55,048,089

TOTAL COMMON STOCKS
(Cost $3,164,345,081)		5,033,389,112

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.1%
Leucadia National 3.75%
Conv. Senior Note due 4/15/14
(Cost $3,000,000)	$3,000,000	3,929,400

REPURCHASE AGREEMENT – 6.3%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $340,059,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 9/30/15-10/31/15, valued at
$346,862,150)
(Cost $340,059,000)		340,059,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $9,721,819)		9,721,819

TOTAL INVESTMENTS – 100.3%
(Cost $3,517,125,900)		5,387,099,331

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%		(18,648,566)

NET ASSETS – 100.0%		$5,368,450,765

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.9%

Consumer Discretionary – 11.0%
Auto Components - 2.0%
Drew Industries	45,100	$2,444,420
Nokian Renkaat	28,000	1,134,693
Selamat Sempurna	4,276,900	1,518,586
Standard Motor Products	57,150	2,044,255

		7,141,954

Automobiles - 1.0%
Thor Industries	60,050	3,666,653

Distributors - 0.9%
Core-Mark Holding Company	38,400	2,787,840
Genuine Parts	7,420	644,427

		3,432,267

Household Durables - 2.3%
Ethan Allen Interiors	55,900	1,422,655
Forbo Holding	1,000	1,050,881
Harman International Industries	16,400	1,744,960
Mohawk Industries [1]	17,900	2,434,042
NVR [1]	1,525	1,749,175

		8,401,713

Internet & Catalog Retail - 0.8%
FTD Companies [1]	68,300	2,172,623
Trade Me	255,000	903,790

		3,076,413

Media - 0.2%
Television Broadcasts	111,500	670,728

Multiline Retail - 0.2%
New World Department Store China	1,615,000	779,098

Specialty Retail - 2.8%
Advance Auto Parts	4,461	564,317
Ascena Retail Group [1]	40	691
Cia Hering	24,600	296,848
Destination Maternity	61,700	1,690,580
Luk Fook Holdings (International)	250,000	790,166
Matas [1]	54,400	1,525,825
Monro Muffler Brake	33,400	1,899,792
Ross Stores	1,800	128,790
Signet Jewelers	20,200	2,138,372
USS	86,300	1,209,570

		10,244,951

Textiles, Apparel & Luxury Goods - 0.8%
Forus	136,000	607,589
Wolverine World Wide	80,000	2,284,000

		2,891,589

Total		40,305,366

Consumer Staples – 0.7%
Food & Staples Retailing - 0.2%
FamilyMart	18,600	816,448

Food Products - 0.5%
Darling International [1]	95,500	1,911,910

Total		2,728,358

Energy – 5.6%
Energy Equipment & Services - 5.6%
Ensign Energy Services	24,800	366,560
Helmerich & Payne	36,600	3,936,696
Oil States International [1]	21,300	2,100,180
Pason Systems	121,700	3,078,003
SEACOR Holdings [1]	2,400	207,408
TGS-NOPEC Geophysical	106,000	3,474,563
Tidewater	32,900	1,599,598
Transocean	95,900	3,964,506
Trican Well Service	137,600	1,741,315

		20,468,829

Oil, Gas & Consumable Fuels - 0.0%
World Fuel Services	4,700	207,270

Total		20,676,099

Financials – 16.6%
Capital Markets - 11.3%
AllianceBernstein Holding L.P.	139,641	3,486,836
ARA Asset Management	955,000	1,400,212
Artisan Partners Asset Management Cl. A	15,400	989,450
Ashmore Group	375,600	2,084,800
Blackstone Group L.P.	60,000	1,995,000
CETIP - Mercados Organizados	68,000	824,152
Charles Schwab	75,700	2,068,881
Coronation Fund Managers	240,000	2,252,018
Egyptian Financial Group-Hermes Holding Company [1]	298,500	537,649
Federated Investors Cl. B	76,500	2,336,310
Invesco	32,400	1,198,800
Jupiter Fund Management	375,900	2,516,012
KKR & Co. L.P.	233,100	5,324,004
Lazard Cl. A	39,500	1,860,055
Partners Group Holding	2,600	731,185
SEI Investments	82,100	2,759,381
Sprott	640,000	2,089,914
State Street	50,900	3,540,095
TD Ameritrade Holding Corporation	50,600	1,717,870
Value Partners Group	3,165,000	1,905,569

		41,618,193

Consumer Finance - 0.3%
Shriram Transport Finance	92,000	1,173,910

Diversified Financial Services - 1.8%
Bolsa Mexicana de Valores	930,000	1,836,421
JSE	63,000	569,423
Moody’s Corporation	34,800	2,760,336
Warsaw Stock Exchange	114,000	1,482,053

		6,648,233

Insurance - 2.0%
Alleghany Corporation [1]	1,800	733,284
Fairfax Financial Holdings	6,400	2,778,833
Marsh & McLennan	73,900	3,643,270

		7,155,387

Real Estate Management & Development - 1.1%
Brasil Brokers Participacoes	466,800	1,049,220
Iguatemi Empresa de Shopping Centers	93,200	893,800
Jones Lang LaSalle	3,700	438,450
Kennedy-Wilson Holdings	50,700	1,141,257
LPS Brasil Consultoria de Imoveis	116,400	661,772

		4,184,499

Thrifts & Mortgage Finance - 0.1%
NMI Holdings Cl. A [1,3]	30,000	351,600

Total		61,131,822

Health Care – 5.0%
Biotechnology - 0.1%
Myriad Genetics [1,3]	5,000	170,950

Health Care Equipment & Supplies - 2.7%
Analogic Corporation	19,260	1,581,439
Atrion Corporation	5,087	1,557,334
DENTSPLY International	119,900	5,520,196
Vascular Solutions [1]	52,000	1,361,880

		10,020,849

Health Care Providers & Services - 0.2%
Raffles Medical Group	250,000	638,549

Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories Cl. A [1]	6,400	819,968
Mettler-Toledo International [1]	8,200	1,932,576
Techne Corporation	20,200	1,724,474
Waters Corporation [1]	13,250	1,436,432

		5,913,450

Pharmaceuticals - 0.4%
Recordati	86,000	1,506,170

Total		18,249,968

Industrials – 23.4%
Aerospace & Defense - 0.9%
Curtiss-Wright	4,800	304,992
HEICO Corporation	34,178	2,056,148
Teledyne Technologies [1]	11,300	1,099,829

		3,460,969

Air Freight & Logistics - 2.3%
Expeditors International of Washington	97,000	3,844,110
Forward Air	66,200	3,052,482
UTi Worldwide	136,600	1,446,594

		8,343,186

Building Products - 0.3%
AAON	39,475	1,100,168

Commercial Services & Supplies - 5.9%
Blue Label Telecoms	1,036,700	856,494
Cintas Corporation	31,400	1,871,754
Copart [1]	257,980	9,387,892
Healthcare Services Group	39,800	1,156,588
Heritage-Crystal Clean [1]	122,327	2,217,789
Kaba Holding	2,400	1,147,143
Moshi Moshi Hotline	73,000	669,977
Ritchie Bros. Auctioneers	186,100	4,490,593

		21,798,230

Construction & Engineering - 1.7%
Fluor Corporation	18,600	1,445,778
Jacobs Engineering Group [1]	36,230	2,300,605
KBR	94,020	2,508,454

		6,254,837

Electrical Equipment - 0.5%
EnerSys	15,000	1,039,350
Graphite India	500,000	742,327

		1,781,677

Industrial Conglomerates - 0.6%
Carlisle Companies	7,600	602,984
Raven Industries	50,400	1,650,600

		2,253,584

Machinery - 6.6%
AGCO Corporation	14,900	821,884
Burckhardt Compression Holding	2,000	1,041,338
CIRCOR International	21,000	1,539,930
Donaldson Company	89,300	3,786,320
Foster (L.B.) Company	33,700	1,578,845
Graco	30,400	2,272,096
Kennametal	73,600	3,260,480
Pfeiffer Vacuum Technology	12,000	1,465,848
RBC Bearings [1]	35,000	2,229,500
Rotork	20,000	885,120
Sun Hydraulics	60,185	2,606,612
Valmont Industries	14,170	2,109,063
voxeljet ADR [1,3]	16,600	417,822
WABCO Holdings [1]	1,100	116,116

		24,130,974

Marine - 0.3%
Clarkson	30,100	1,230,611

Professional Services - 2.5%
Advisory Board (The) [1]	34,200	2,197,350
Equifax	24,150	1,642,924
Exponent	4,600	345,276
Franklin Covey [1]	19,800	391,446
ManpowerGroup	28,391	2,238,063
RPX Corporation [1]	46,500	757,020
Verisk Analytics Cl. A [1]	25,800	1,546,968

		9,119,047

Road & Rail - 1.5%
Landstar System	44,000	2,605,680
Patriot Transportation Holding [1]	79,512	2,866,408

		5,472,088

Trading Companies & Distributors - 0.3%
Air Lease Cl. A	2,500	93,225
Applied Industrial Technologies	24,400	1,177,056

		1,270,281

Total		86,215,652

Information Technology – 18.8%
Communications Equipment - 0.5%
ADTRAN	32,550	794,546
Plantronics	25,187	1,119,562

		1,914,108

Electronic Equipment, Instruments & Components - 8.6%
Amphenol Corporation Cl. A	21,900	2,007,135
Anixter International	29,800	3,025,296
AVX Corporation	111,963	1,475,672
Badger Meter	21,000	1,157,100
Coherent [1]	52,200	3,411,270
Domino Printing Sciences	84,000	1,104,795
E2V Technologies	362,000	941,875
FEI Company	31,100	3,203,922
FLIR Systems	113,500	4,086,000
IPG Photonics [1]	32,614	2,318,203
LPKF Laser & Electronics	49,200	1,153,559
National Instruments	83,850	2,405,657
Rogers Corporation [1]	11,100	692,862
Trimble Navigation [1]	44,200	1,718,054
Vaisala Cl. A	27,500	852,561
Zebra Technologies Cl. A [1]	30,170	2,094,100

		31,648,061

Internet Software & Services - 0.6%
Chegg [1]	91,700	641,900
Envestnet [1]	9,800	393,764
Support.com [1]	375,645	957,895
Textura Corporation [1,3]	13,800	347,898

		2,341,457

IT Services - 3.1%
Computer Task Group	65,400	1,111,146
DST Systems	6,800	644,572
eClerx Services	72,000	1,283,593
Fiserv [1]	43,860	2,486,423
MAXIMUS	52,200	2,341,692
Metrofile Holdings	2,522,296	1,180,788
Sapient Corporation [1]	119,800	2,043,788
Teradata Corporation [1]	4,300	211,517

		11,303,519

Semiconductors & Semiconductor Equipment - 2.5%
Diodes [1]	142,400	3,719,488
Silicon Image [1]	133,900	923,910
Skyworks Solutions	20,600	772,912
Teradyne [1]	107,450	2,137,181
Veeco Instruments [1]	34,400	1,442,392

		8,995,883

Software - 2.8%
Mentor Graphics	26,000	572,520
MICROS Systems [1]	41,900	2,217,767
Nemetschek	4,000	330,652
Rovi Corporation [1]	80,000	1,822,400
SeaChange International [1]	58,000	605,520
Silverlake Axis	522,000	362,998
SimCorp	49,000	1,989,315
Totvs	159,900	2,508,788

		10,409,960

Technology Hardware, Storage & Peripherals - 0.7%
Western Digital	28,365	2,604,474

Total		69,217,462

Materials – 10.6%
Chemicals - 4.6%
Airgas	9,200	979,892
Cabot Corporation	48,100	2,840,786
Innospec	56,628	2,561,284
Minerals Technologies	17,700	1,142,712
Rockwood Holdings	39,900	2,968,560
Tronox Cl. A	39,800	946,046
Umicore	50,000	2,552,600
Victrex	35,700	1,197,737
Westlake Chemical	28,600	1,892,748

		17,082,365

Containers & Packaging - 0.9%
Greif Cl. A	59,400	3,117,906

Metals & Mining - 4.4%
Compass Minerals International	33,700	2,780,924
Fresnillo	48,000	675,790
Major Drilling Group International	212,000	1,641,538
Pan American Silver	226,300	2,912,481
Randgold Resources ADR	31,600	2,370,000
Reliance Steel & Aluminum	64,280	4,542,025
Sims Metal Management [1]	137,800	1,255,956

		16,178,714

Paper & Forest Products - 0.7%
Glatfelter	13,500	367,470
Stella-Jones	84,000	2,333,460

		2,700,930

Total		39,079,915

Utilities – 0.2%
Gas Utilities - 0.2%
UGI Corporation	16,800	766,248

Total		766,248

Miscellaneous [5] – 2.0%
Total		7,454,514

TOTAL COMMON STOCKS
(Cost $265,960,460)		345,825,404

REPURCHASE AGREEMENT – 5.7%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $20,845,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 9/30/15, valued at
$21,264,250)
(Cost $20,845,000)		20,845,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $1,144,606)		1,144,606

TOTAL INVESTMENTS – 99.9%
(Cost $287,950,066)		367,815,010

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%		463,322

NET ASSETS – 100.0%		$368,278,332

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.7%

Consumer Discretionary – 13.9%
Auto Components - 2.0%
Cooper Tire & Rubber	254,800	$6,191,640
Dana Holding Corporation	709,736	16,515,557
Fuel Systems Solutions [1]	369,100	3,971,516
Spartan Motors	779,517	4,006,717
Tower International [1]	601,168	16,363,793
Visteon Corporation [1]	80,600	7,128,264

		54,177,487

Distributors - 0.3%
VOXX International Cl. A [1]	513,113	7,019,386

Diversified Consumer Services - 0.6%
DeVry Education Group	213,500	9,050,265
ITT Educational Services [1]	208,800	5,988,384

		15,038,649

Hotels, Restaurants & Leisure - 1.4%
Carrols Restaurant Group [1]	1,019,605	7,310,568
Isle of Capri Casinos [1]	583,359	4,474,363
Jamba [1]	474,450	5,691,028
Orient-Express Hotels Cl. A [1]	939,819	13,542,792
Ruby Tuesday [1]	979,700	5,496,117

		36,514,868

Household Durables - 2.1%
Comstock Holding Companies Cl. A [1,3]	687,690	1,100,304
Dixie Group [1,2]	767,753	12,606,504
Ethan Allen Interiors	194,400	4,947,480
Hovnanian Enterprises Cl. A [1,3]	872,796	4,128,325
Kid Brands [1]	829,159	290,206
M.D.C. Holdings	324,450	9,175,446
M/I Homes [1]	276,200	6,192,404
Standard Pacific [1]	941,400	7,823,034
TRI Pointe Homes [1,3]	308,472	5,006,501
ZAGG [1]	958,081	4,426,334

		55,696,538

Internet & Catalog Retail - 0.8%
dELiA*s [1,3]	1,795,415	1,508,149
Gaiam Cl. A [1]	735,062	5,329,199
ValueVision Media [1]	1,070,779	5,203,986
Vitacost.com [1,3]	1,180,322	8,368,483

		20,409,817

Leisure Products - 0.4%
Black Diamond [1,3]	422,345	5,165,279
Callaway Golf	557,726	5,699,960

		10,865,239

Media - 1.5%
Ballantyne Strong [1]	586,346	2,749,963
Entravision Communications Cl. A	995,900	6,672,530
Martha Stewart Living Omnimedia Cl. A [1]	1,636,757	7,414,509
McClatchy Company (The) Cl. A [1,3]	2,065,254	13,258,931
Media General [1,3]	131,900	2,423,003
New York Times Cl. A	507,199	8,683,247

		41,202,183

Multiline Retail - 0.9%
Bon-Ton Stores (The)	376,465	4,133,586
Dillard’s Cl. A	54,400	5,026,560
Hudson’s Bay	387,200	6,339,502
J.C. Penney Company [1,3]	858,531	7,400,537

		22,900,185

Specialty Retail - 2.1%
Aeropostale [1,3]	697,383	3,500,863
bebe stores	1,296,221	7,932,872
Destination Maternity	253,437	6,944,174
MarineMax [1]	547,150	8,311,208
New York & Company [1]	893,017	3,920,345
Pacific Sunwear of California [1,3]	1,053,301	3,128,304
Rent-A-Center	219,800	5,846,680
Sears Hometown and Outlet Stores [1,3]	229,800	5,434,770
West Marine [1]	839,455	9,544,603
Wet Seal (The) Cl. A [1,3]	745,700	984,324

		55,548,143

Textiles, Apparel & Luxury Goods - 1.8%
Joe’s Jeans [1,3]	744,060	892,872
Jones Group (The) [1]	660,227	9,883,598
Quiksilver [1]	1,613,145	12,114,719
Skechers U.S.A. Cl. A [1]	331,558	12,115,129
Unifi [1]	589,934	13,609,778

		48,616,096

Total		367,988,591

Consumer Staples – 0.8%
Food & Staples Retailing - 0.2%
SUPERVALU [1]	983,300	6,725,772

Household Products - 0.4%
Central Garden & Pet [1]	961,064	7,813,450
Central Garden & Pet Cl. A [1]	239,200	1,978,184

		9,791,634

Personal Products - 0.2%
Elizabeth Arden [1]	195,200	5,760,352

Total		22,277,758

Energy – 5.9%
Energy Equipment & Services - 3.8%
Basic Energy Services [1]	538,595	14,762,889
C&J Energy Services [1]	466,400	13,600,224
Cal Dive International [1,3]	1,444,031	2,454,853
Hercules Offshore [1]	1,306,200	5,995,458
Key Energy Services [1]	1,100,400	10,167,696
Matrix Service [1]	338,083	11,420,444
McDermott International [1]	458,600	3,586,252
Newpark Resources [1]	691,577	7,918,556
Parker Drilling [1]	535,000	3,793,150
Patterson-UTI Energy	479,500	15,190,560
Willbros Group [1]	889,300	11,222,966

		100,113,048

Oil, Gas & Consumable Fuels - 2.1%
Goodrich Petroleum [1]	502,300	7,946,386
Matador Resources [1]	300,036	7,347,882
Pengrowth Energy	1,659,300	10,088,544
Penn Virginia [1]	144,850	2,533,426
Scorpio Tankers	783,926	7,815,742
Solazyme [1,3]	200,600	2,328,966
StealthGas [1]	882,945	10,039,085
Swift Energy [1,3]	855,351	9,203,577

		57,303,608

Total		157,416,656

Financials – 11.1%
Banks - 4.4%
BancorpSouth	210,800	5,261,568
BankUnited	290,298	10,093,661
Boston Private Financial Holdings	890,246	12,045,028
Capital Bank Financial Cl. A [1]	321,400	8,070,354
CenterState Banks	300,441	3,280,816
Columbia Banking System	236,200	6,736,424
Fidelity Southern	225,140	3,145,206
First Bancorp	167,408	3,180,752
First Financial Holdings	132,026	8,267,468
First Internet Bancorp	77,700	1,769,229
Guaranty Bancorp	239,730	3,416,153
Independent Bank Group	67,000	3,936,250
Old National Bancorp	350,800	5,230,428
Southern National Bancorp of Virginia	205,615	2,095,217
State Bank Financial	379,259	6,709,092
Trustmark Corporation	450,600	11,422,710
Umpqua Holdings	513,300	9,567,912
United Bankshares	274,439	8,403,322
Valley National Bancorp	357,668	3,723,324

		116,354,914

Capital Markets - 0.6%
Harris & Harris Group [1]	932,997	3,237,499
Piper Jaffray [1]	184,887	8,467,825
Stifel Financial [1]	107,400	5,344,224

		17,049,548

Consumer Finance - 0.5%
Cash America International	334,600	12,955,712

Insurance - 2.1%
Ambac Financial Group [1]	346,698	10,758,039
Assured Guaranty	619,900	15,695,868
Hilltop Holdings [1]	468,024	11,134,291
Kemper Corporation	152,400	5,969,508
Kingstone Companies	186,469	1,299,689
MBIA [1]	822,400	11,505,376

		56,362,771

Real Estate Investment Trusts (REITs) - 2.0%
BRT Realty Trust [1]	98,309	700,943
LaSalle Hotel Properties	457,200	14,314,932
Mack-Cali Realty	550,450	11,443,855
PennyMac Mortgage Investment Trust	285,600	6,825,840
RAIT Financial Trust	380,500	3,230,445
Rouse Properties	537,833	9,272,241
Ryman Hospitality Properties	174,700	7,428,244

		53,216,500

Real Estate Management & Development - 0.1%
Maui Land & Pineapple [1]	199,561	1,281,182

Thrifts & Mortgage Finance - 1.4%
Berkshire Hills Bancorp	168,200	4,353,016
Brookline Bancorp	338,700	3,190,554
MGIC Investment [1]	958,885	8,169,700
Radian Group	554,800	8,338,644
Walker & Dunlop [1]	267,312	4,370,551
Washington Federal	392,400	9,142,920

		37,565,385

Total		294,786,012

Health Care – 4.7%
Health Care Equipment & Supplies - 2.3%
Accuray [1,3]	926,300	8,892,480
Alere [1]	357,300	12,273,255
AngioDynamics [1]	522,203	8,224,697
Exactech [1]	307,900	6,946,224
Invacare Corporation	646,500	12,328,755
Merit Medical Systems [1]	552,400	7,899,320
RTI Surgical [1]	899,848	3,671,380

		60,236,111

Health Care Providers & Services - 0.8%
Kindred Healthcare	476,300	11,154,946
Select Medical Holdings	754,614	9,394,944

		20,549,890

Health Care Technology - 0.4%
Allscripts Healthcare Solutions [1]	609,900	10,996,497

Life Sciences Tools & Services - 1.0%
Albany Molecular Research [1]	811,610	15,087,830
Cambrex Corporation [1]	563,654	10,636,151

		25,723,981

Pharmaceuticals - 0.2%
Mallinckrodt [1]	103,405	6,556,911

Total		124,063,390

Industrials – 19.3%
Aerospace & Defense - 1.0%
Curtiss-Wright	47,500	3,018,150
Hexcel Corporation [1]	82,347	3,585,388
Kratos Defense & Security Solutions [1]	1,193,302	8,997,497
LMI Aerospace [1,2,3]	690,835	9,740,774

		25,341,809

Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings [1]	307,200	10,834,944
XPO Logistics [1]	397,400	11,687,534

		22,522,478

Airlines - 0.7%
Hawaiian Holdings [1,3]	439,200	6,131,232
JetBlue Airways [1,3]	819,300	7,119,717
Republic Airways Holdings [1]	485,734	4,439,609

		17,690,558

Building Products - 3.0%
Apogee Enterprises	343,941	11,429,160
Builders FirstSource [1]	710,256	6,470,432
Gibraltar Industries [1]	142,325	2,685,673
Griffon Corporation	612,100	7,308,474
Insteel Industries	441,927	8,692,704
NCI Building Systems [1]	1,115,490	19,476,455
PGT [1]	584,008	6,721,932
Quanex Building Products	761,500	15,747,820

		78,532,650

Commercial Services & Supplies - 1.3%
ABM Industries	302,000	8,679,480
Interface	683,797	14,052,028
TRC Companies [1,2]	1,712,926	11,390,958

		34,122,466

Construction & Engineering - 2.4%
Aegion Corporation [1]	664,053	16,807,181
Ameresco Cl. A [1]	448,499	3,390,652
Furmanite Corporation [1]	971,330	9,538,461
Layne Christensen [1,3]	653,687	11,890,567
MasTec [1,3]	77,195	3,353,351
Northwest Pipe [1]	367,683	13,295,417
Pike Corporation [1]	579,621	6,236,722

		64,512,351

Electrical Equipment - 0.6%
General Cable	520,644	13,333,693
Magnetek [1,2]	184,863	3,512,397

		16,846,090

Machinery - 6.4%
Accuride Corporation [1,3]	942,800	4,176,604
Albany International Cl. A	430,992	15,317,456
Astec Industries	387,928	17,033,918
Barnes Group	335,849	12,920,111
Commercial Vehicle Group [1]	1,222,740	11,151,389
Dynamic Materials	425,203	8,095,865
Federal Signal [1]	1,134,879	16,909,697
Hardinge [2]	629,571	9,065,822
Hurco Companies	198,595	5,298,515
John Bean Technologies	96,200	2,972,580
Lydall [1]	319,100	7,297,817
Meritor [1]	1,293,921	15,850,532
Mueller Industries	522,728	15,676,613
Mueller Water Products Cl. A	1,779,229	16,902,676
NN	497,083	9,792,535

		168,462,130

Marine - 0.8%
Baltic Trading	788,000	4,972,280
Diana Shipping [1]	752,000	9,016,480
Navios Maritime Holdings	719,587	7,087,932

		21,076,692

Professional Services - 0.7%
CTPartners Executive Search [1,2]	501,337	5,459,560
Hill International [1]	659,507	3,627,289
Hudson Global [1]	727,944	2,751,628
Kelly Services Cl. A	309,300	7,339,689

		19,178,166

Road & Rail - 0.7%
Arkansas Best	212,239	7,842,231
Swift Transportation Cl. A [1]	398,434	9,861,241

		17,703,472

Trading Companies & Distributors - 0.6%
Aceto Corporation	203,743	4,093,197
Kaman Corporation	289,331	11,769,985

		15,863,182

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings [1]	348,000	7,659,480

Total		509,511,524

Information Technology – 27.3%
Communications Equipment - 3.4%
ARRIS Group [1]	394,700	11,122,646
Aviat Networks [1]	2,080,084	3,307,333
Ciena Corporation [1,3]	519,400	11,811,156
ClearOne [1,3]	363,934	3,730,323
Comtech Telecommunications	60,100	1,914,786
EMCORE Corporation [1,3]	544,300	2,748,715
Emulex Corporation [1]	1,036,025	7,656,225
Extreme Networks [1]	1,770,747	10,270,333
Finisar Corporation [1]	380,155	10,077,909
Harmonic [1]	489,977	3,498,436
Interphase Corporation [1,2]	404,503	2,224,766
Oclaro [1,3]	1,223,077	3,791,539
Oplink Communications [1]	611,536	10,983,187
UTStarcom Holdings [1]	983,007	2,673,779
Westell Technologies Cl. A [1]	1,283,604	4,736,499

		90,547,632

Electronic Equipment, Instruments & Components - 7.9%
Audience [1]	384,078	4,800,975
Benchmark Electronics [1]	652,700	14,783,655
CTS Corporation	413,303	8,629,767
Daktronics	655,625	9,434,444
Echelon Corporation [1,3]	1,249,386	3,473,293
FEI Company	43,175	4,447,889
Frequency Electronics [1]	223,663	2,417,797
GSI Group [1]	412,450	5,386,597
Identive Group [1,3]	1,941,292	2,193,660
II-VI [1]	582,100	8,981,803
Ingram Micro Cl. A [1]	710,600	21,005,336
KEMET Corporation [1]	1,863,154	10,824,925
Maxwell Technologies [1]	603,860	7,801,871
Mercury Systems [1]	674,178	8,905,891
Newport Corporation [1]	783,784	16,208,653
Park Electrochemical	353,834	10,569,022
PCM [1]	365,096	3,570,639
Planar Systems [1,2]	1,614,099	3,308,903
RadiSys Corporation [1]	1,187,798	4,264,195
Sanmina Corporation [1]	1,124,923	19,629,906
SigmaTron International [1,2]	348,672	4,180,577
TTM Technologies [1]	818,925	6,919,916
Viasystems Group [1]	317,947	3,980,696
Vishay Intertechnology	1,043,023	15,520,182
Vishay Precision Group [1]	155,742	2,706,796
Zygo Corporation [1]	408,072	6,198,614

		210,146,002

Internet Software & Services - 1.8%
Bankrate [1]	375,200	6,355,888
Blucora [1]	265,530	5,228,286
Conversant [1,3]	124,491	3,504,422
Digital River [1]	209,400	3,649,842
EarthLink Holdings	1,726,300	6,231,943
Monster Worldwide [1]	1,507,600	11,276,848
Perficient [1]	256,326	4,644,627
QuinStreet [1]	1,058,439	7,028,035
Support.com [1]	349,997	892,492

		48,812,383

IT Services - 0.7%
CIBER [1]	1,588,273	7,274,290
Datalink Corporation [1]	708,609	9,870,923

		17,145,213

Semiconductors & Semiconductor Equipment - 10.9%
Advanced Energy Industries [1]	697,407	17,086,471
Alpha & Omega Semiconductor [1]	1,008,172	7,420,146
ANADIGICS [1]	2,254,614	3,832,844
Axcelis Technologies [1]	1,300,794	2,796,707
AXT [1]	621,830	1,368,026
Brooks Automation	1,289,800	14,097,514
BTU International [1,2]	739,941	2,316,015
Cohu	523,826	5,625,891
Exar Corporation [1]	901,237	10,769,782
Fairchild Semiconductor International [1]	1,021,620	14,088,140
FormFactor [1]	1,060,661	6,777,624
Ikanos Communications [1]	492,600	428,562
Integrated Silicon Solution [1]	300,775	4,677,051
International Rectifier [1]	648,102	17,757,995
Intersil Corporation Cl. A	1,012,299	13,078,903
Kulicke & Soffa Industries [1]	769,500	9,703,395
LTX-Credence Corporation [1]	1,403,705	12,507,012
Mattson Technology [1]	397,100	921,272
Microsemi Corporation [1]	704,654	17,637,490
Nanometrics [1]	743,671	13,363,768
NeoPhotonics Corporation [1]	976,755	7,745,667
OmniVision Technologies [1]	561,311	9,935,205
Pericom Semiconductor [1,2]	1,410,617	11,045,131
RF Micro Devices [1]	990,500	7,805,140
Rubicon Technology [1,3]	1,039,043	11,730,795
Rudolph Technologies [1]	725,511	8,278,080
SemiLEDs Corporation [1,3]	1,313,240	1,536,491
Spansion Cl. A [1]	711,300	12,390,846
Spire Corporation [1,2,3,4]	667,520	667,520
SunEdison [1]	860,409	16,210,106
SunPower Corporation [1,3]	236,053	7,615,070
TriQuint Semiconductor [1]	446,714	5,981,500
Ultra Clean Holdings [1]	442,806	5,822,899
Vitesse Semiconductor [1]	927,978	3,897,508

		286,916,566

Software - 0.9%
Actuate Corporation [1]	869,783	5,236,094
Cinedigm Cl. A [1]	1,491,836	3,819,100
Mentor Graphics	403,000	8,874,060
SeaChange International [1]	140,800	1,469,952
Smith Micro Software [1]	1,801,903	3,585,787

		22,984,993

Technology Hardware, Storage & Peripherals - 1.7%
Avid Technology [1,4]	865,996	5,273,915
Cray [1]	348,019	12,988,069
Dot Hill Systems [1]	1,431,671	5,540,567
Intevac [1]	625,947	6,071,686
QLogic Corporation [1]	756,700	9,647,925
Silicon Graphics International [1,3]	391,500	4,807,620

		44,329,782

Total		720,882,571

Materials – 8.1%
Chemicals - 2.3%
Chemtura Corporation [1]	436,750	11,045,408
Ferro Corporation [1]	365,111	4,987,416
Kraton Performance Polymers [1]	504,000	13,174,560
OM Group	550,459	18,286,248
Schulman (A.)	384,319	13,935,407

		61,429,039

Metals & Mining - 5.5%
A. M. Castle & Co. [1,3]	430,410	6,322,723
AK Steel Holding Corporation [1,3]	1,124,700	8,120,334
Carpenter Technology	222,636	14,702,881
Century Aluminum [1]	1,133,300	14,970,893
Commercial Metals	1,061,661	20,044,160
Haynes International	236,281	12,759,174
Kaiser Aluminum	248,800	17,769,296
Molycorp [1,3]	1,320,100	6,191,269
Noranda Aluminum Holding Corporation	1,555,440	6,392,858
Pan American Silver	787,100	10,129,977
RTI International Metals [1]	540,713	15,021,007
Synalloy Corporation	227,085	3,260,941
U.S. Silica Holdings	144,800	5,527,016
Walter Energy	464,000	3,507,840

		144,720,369

Paper & Forest Products - 0.3%
Louisiana-Pacific Corporation [1]	460,300	7,765,261

Total		213,914,669

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.4%
Iridium Communications [1]	1,318,506	9,901,980

Wireless Telecommunication Services - 0.1%
Boingo Wireless [1,3]	390,759	2,649,346

Total		12,551,326

Miscellaneous [5] – 2.1%
Total		56,164,753

TOTAL COMMON STOCKS
(Cost $1,861,730,556)		2,479,557,250

REPURCHASE AGREEMENT – 6.5%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $171,916,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 12/31/15, valued at
$175,354,875)
(Cost $171,916,000)		171,916,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 3.6%
U.S. Treasury Notes
0.125%-2.625%
due 12/15/14-1/15/23	$1,494,736	1,496,970
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		93,303,216

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $94,800,186)		94,800,186

TOTAL INVESTMENTS – 103.8%
(Cost $2,128,446,742)		2,746,273,436

LIABILITIES LESS CASH AND OTHER ASSETS – (3.8)%		(100,968,026)

NET ASSETS – 100.0%		$2,645,305,410

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 87.8%

Consumer Discretionary – 25.5%
Auto Components - 3.4%
Dana Holding Corporation	1,635,674	$38,062,134
Standard Motor Products [2]	2,267,117	81,094,775

		119,156,909

Hotels, Restaurants & Leisure - 0.5%
Bowl America Cl. A [2]	343,048	5,317,244
Frisch’s Restaurants [2]	505,100	11,955,717

		17,272,961

Household Durables - 0.8%
CSS Industries [2]	974,000	26,298,000

Leisure Products - 1.3%
LeapFrog Enterprises Cl. A [1,2,3]	5,920,551	44,404,132

Media - 5.2%
Meredith Corporation	1,684,235	78,199,031
Scholastic Corporation [2]	2,910,000	100,336,800

		178,535,831

Specialty Retail - 14.3%
American Eagle Outfitters	1,632,400	19,980,576
Bed Bath & Beyond [1]	2,003,277	137,825,458
Buckle (The)	1,713,000	78,455,400
Children’s Place Retail Stores [2]	2,160,000	107,589,600
Finish Line (The) Cl. A [2]	4,958,000	134,312,220
Stage Stores	630,169	15,407,632

		493,570,886

Total		879,238,719

Consumer Staples – 7.3%
Food & Staples Retailing - 1.8%
Weis Markets	1,273,345	62,712,241

Food Products - 3.3%
J&J Snack Foods	333,908	32,045,151
Lancaster Colony	815,322	81,059,313

		113,104,464

Tobacco - 2.2%
Universal Corporation [2]	1,342,500	75,032,325

Total		250,849,030

Energy – 1.1%
Energy Equipment & Services - 1.1%
RPC	1,783,400	36,417,028

Total		36,417,028

Health Care – 3.5%
Health Care Equipment & Supplies - 1.4%
Atrion Corporation [2]	157,627	48,255,930

Life Sciences Tools & Services - 2.1%
Bio-Rad Laboratories Cl. A [1]	549,988	70,464,462

Total		118,720,392

Industrials – 20.8%
Aerospace & Defense - 1.5%
National Presto Industries [2]	656,500	51,233,260

Commercial Services & Supplies - 4.7%
UniFirst Corporation [2]	1,487,070	163,488,476

Electrical Equipment - 7.6%
EnerSys	2,071,688	143,547,262
Hubbell Cl. B	712,000	85,347,440
Regal-Beloit	454,231	33,027,136

		261,921,838

Industrial Conglomerates - 1.2%
Carlisle Companies	500,600	39,717,604

Machinery - 4.2%
Foster (L.B.) Company [2]	1,000,000	46,850,000
Hurco Companies [2]	471,000	12,566,280
Standex International	419,800	22,492,884
Valmont Industries	418,355	62,267,958

		144,177,122

Trading Companies & Distributors - 1.6%
Applied Industrial Technologies	1,130,400	54,530,496

Total		715,068,796

Information Technology – 15.9%
Communications Equipment - 2.9%
Plantronics [2]	2,239,829	99,560,399

Electronic Equipment, Instruments & Components - 9.5%
AVX Corporation [2]	10,012,941	131,970,562
Littelfuse	776,012	72,665,764
Park Electrochemical [2]	1,952,278	58,314,544
ScanSource [1,2]	1,597,200	65,117,844

		328,068,714

Semiconductors & Semiconductor Equipment - 3.5%
Entegris [1]	1,794,728	21,734,156
Teradyne [1]	4,913,400	97,727,526

		119,461,682

Total		547,090,795

Materials – 13.7%
Chemicals - 9.7%
Hawkins [2]	957,681	35,185,200
Minerals Technologies [2]	3,022,851	195,155,260
NewMarket Corporation	52,500	20,515,950
Schulman (A.)	1,274,560	46,215,546
Stepan Company	592,082	38,224,814

		335,296,770

Metals & Mining - 0.1%
Central Steel & Wire [4]	5,990	4,456,560

Paper & Forest Products - 3.9%
Neenah Paper	404,100	20,900,052
Schweitzer-Mauduit International [2]	2,638,557	112,376,143

		133,276,195

Total		473,029,525

TOTAL COMMON STOCKS
(Cost $2,145,834,458)		3,020,414,285

REPURCHASE AGREEMENT – 12.8%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $442,613,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 12/31/15, valued at
$451,467,000)
(Cost $442,613,000)		442,613,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $112,786)		112,786

TOTAL INVESTMENTS – 100.6%
(Cost $2,588,560,244)		3,463,140,071

LIABILITIES LESS CASH AND OTHER ASSETS – (0.6)%		(21,665,982)

NET ASSETS – 100.0%		$3,441,474,089

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.8%

Consumer Discretionary – 9.3%
Auto Components - 1.2%
Drew Industries	4,896	$265,363
Gentex Corporation	8,600	271,158

		536,521

Automobiles - 1.2%
Thor Industries	8,800	537,328

Household Durables - 2.1%
Harman International Industries	1,500	159,600
NVR [1]	700	802,900

		962,500

Media - 1.5%
E.W. Scripps Company Cl. A [1]	19,400	343,768
Wiley (John) & Sons Cl. A	6,300	363,132

		706,900

Specialty Retail - 3.3%
Ascena Retail Group [1]	43,400	749,952
Genesco [1]	10,500	782,985

		1,532,937

Total		4,276,186

Consumer Staples – 1.3%
Food Products - 1.3%
Cal-Maine Foods	9,762	612,859

Total		612,859

Energy – 13.0%
Energy Equipment & Services - 13.0%
Helmerich & Payne	12,700	1,366,012
Oil States International [1]	5,100	502,860
Pason Systems	40,100	1,014,198
SEACOR Holdings [1]	5,999	518,433
Superior Energy Services	6,600	203,016
TGS-NOPEC Geophysical	29,400	963,700
Unit Corporation [1]	21,950	1,435,091

Total		6,003,310

Financials – 10.0%
Capital Markets - 6.6%
Federated Investors Cl. B	45,500	1,389,570
Lazard Cl. A	21,800	1,026,562
SEI Investments	19,000	638,590

		3,054,722

Insurance - 3.4%
Alleghany Corporation [1]	2,155	877,904
Validus Holdings	18,200	686,322

		1,564,226

Total		4,618,948

Health Care – 7.3%
Biotechnology - 1.9%
Myriad Genetics [1]	25,800	882,102

Life Sciences Tools & Services - 3.6%
Bio-Rad Laboratories Cl. A [1]	6,600	845,592
Techne Corporation	9,414	803,673

		1,649,265

Pharmaceuticals - 1.8%
Jazz Pharmaceuticals [1]	1,300	180,284
Medicines Company (The) [1]	23,700	673,554

		853,838

Total		3,385,205

Industrials – 22.5%
Aerospace & Defense - 0.7%
Cubic Corporation	6,300	321,741

Commercial Services & Supplies - 0.5%
Tetra Tech [1]	7,300	216,007

Electrical Equipment - 4.0%
EnerSys	9,500	658,255
Global Power Equipment Group	32,918	654,739
GrafTech International [1]	47,646	520,294

		1,833,288

Industrial Conglomerates - 0.9%
Carlisle Companies	5,400	428,436

Machinery - 10.4%
Astec Industries	6,234	273,735
CIRCOR International	13,019	954,683
Columbus McKinnon [1]	21,600	578,664
John Bean Technologies	20,769	641,762
Kennametal	11,000	487,300
Timken Company (The)	13,400	787,652
Valmont Industries	5,110	760,573
Wabtec Corporation	4,168	323,020

		4,807,389

Professional Services - 4.7%
CRA International [1]	10,036	220,491
ICF International [1]	17,007	677,049
Robert Half International	15,228	638,814
Towers Watson & Co. Cl. A	3,900	444,795
TrueBlue [1]	6,318	184,865

		2,166,014

Trading Companies & Distributors - 1.3%
MSC Industrial Direct Cl. A	6,852	592,835

Total		10,365,710

Information Technology – 18.3%
Communications Equipment - 1.0%
ADTRAN	19,400	473,554

Electronic Equipment, Instruments & Components - 4.7%
Coherent [1]	4,181	273,228
Dolby Laboratories Cl. A [1]	8,300	369,350
FEI Company	2,052	211,397
IPG Photonics [1]	8,390	596,361
Rofin-Sinar Technologies [1]	15,332	367,355
Zebra Technologies Cl. A [1]	4,900	340,109

		2,157,800

IT Services - 1.6%
Sykes Enterprises [1]	37,000	735,190

Semiconductors & Semiconductor Equipment - 10.2%
Aixtron ADR [1]	2,772	45,183
ATMI [1]	4,770	162,228
Cabot Microelectronics [1]	7,291	320,804
Entegris [1]	31,100	376,621
Integrated Silicon Solution [1]	45,314	704,633
MKS Instruments	40,700	1,216,523
Nanometrics [1]	35,144	631,538
Teradyne [1]	29,000	576,810
Tessera Technologies	14,800	349,724
Veeco Instruments [1]	7,500	314,475

		4,698,539

Technology Hardware, Storage & Peripherals - 0.8%
Silicon Graphics International [1]	28,200	346,296

Total		8,411,379

Materials – 7.9%
Chemicals - 4.5%
Innospec	18,082	817,849
Minerals Technologies	13,040	841,862
OM Group	12,100	401,962

		2,061,673

Metals & Mining - 2.6%
Major Drilling Group International	31,900	247,005
Reliance Steel & Aluminum	13,300	939,778

		1,186,783

Paper & Forest Products - 0.8%
Schweitzer-Mauduit International	9,300	396,087

Total		3,644,543

Miscellaneous [5] – 2.2%
Total		1,001,469

TOTAL COMMON STOCKS
(Cost $30,168,247)		42,319,609

REPURCHASE AGREEMENT – 8.8%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $4,044,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 12/31/15, valued at
$4,129,650)
(Cost $4,044,000)		4,044,000

TOTAL INVESTMENTS – 100.6%
(Cost $34,212,247)		46,363,609

LIABILITIES LESS CASH AND OTHER ASSETS – (0.6)%		(280,845)

NET ASSETS – 100.0%		$46,082,764

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.8%

Consumer Discretionary – 30.7%
Auto Components - 1.3%
Gentex Corporation	446,753	$14,086,122

Automobiles - 2.3%
Thor Industries	416,060	25,404,624

Household Durables - 2.5%
NVR [1]	24,327	27,903,069

Specialty Retail - 14.0%
American Eagle Outfitters	1,752,986	21,456,549
Ascena Retail Group [1]	1,589,264	27,462,482
Buckle (The)	670,847	30,724,792
GameStop Corporation Cl. A	813,707	33,443,358
Genesco [1]	442,660	33,009,156
Guess?	402,249	11,102,072

		157,198,409

Textiles, Apparel & Luxury Goods - 10.6%
Crocs [1]	1,337,611	20,866,732
Deckers Outdoor [1,3]	330,417	26,344,147
G-III Apparel Group [1]	296,650	21,234,207
Steven Madden [1]	814,005	29,287,900
Vera Bradley [1]	789,653	21,312,734

		119,045,720

Total		343,637,944

Consumer Staples – 0.9%
Personal Products - 0.9%
Nu Skin Enterprises Cl. A	125,107	10,365,115

Total		10,365,115

Energy – 11.8%
Energy Equipment & Services - 11.2%
Atwood Oceanics [1]	665,628	33,540,995
Helmerich & Payne	309,799	33,321,981
Oil States International [1]	249,377	24,588,572
Unit Corporation [1]	515,153	33,680,703

		125,132,251

Oil, Gas & Consumable Fuels - 0.6%
Cimarex Energy	54,392	6,478,631

Total		131,610,882

Financials – 13.9%
Capital Markets - 2.9%
Federated Investors Cl. B	1,066,443	32,569,169

Insurance - 8.2%
Allied World Assurance Company Holdings	212,541	21,932,106
Aspen Insurance Holdings	211,467	8,395,240
PartnerRe	269,874	27,931,959
Reinsurance Group of America	421,090	33,531,397

		91,790,702

Thrifts & Mortgage Finance - 2.8%
Genworth MI Canada	934,400	31,882,015

Total		156,241,886

Health Care – 6.4%
Health Care Providers & Services - 6.4%
Chemed Corporation	374,883	33,533,284
Magellan Health Services [1]	341,625	20,275,444
MEDNAX [1]	293,528	18,192,866

Total		72,001,594

Industrials – 7.3%
Aerospace & Defense - 0.9%
Cubic Corporation	204,458	10,441,670

Commercial Services & Supplies - 1.0%
UniFirst Corporation	99,754	10,966,955

Machinery - 1.9%
Kennametal	321,152	14,227,034
Lincoln Electric Holdings	98,513	7,093,921

		21,320,955

Road & Rail - 1.3%
Knight Transportation	609,900	14,106,987

Trading Companies & Distributors - 2.2%
Applied Industrial Technologies	521,398	25,152,239

Total		81,988,806

Information Technology – 19.0%
Communications Equipment - 5.1%
NETGEAR [1]	856,254	28,881,447
Plantronics	637,633	28,342,787

		57,224,234

Electronic Equipment, Instruments & Components - 4.3%
Littelfuse	10,063	942,299
MTS Systems	110,489	7,567,392
Vishay Intertechnology	2,266,843	33,730,624
Zebra Technologies Cl. A [1]	80,560	5,591,669

		47,831,984

IT Services - 5.2%
Convergys Corporation	1,401,605	30,709,166
ManTech International Cl. A	927,168	27,268,011

		57,977,177

Semiconductors & Semiconductor Equipment - 4.4%
Cabot Microelectronics [1]	152,168	6,695,392
MKS Instruments	736,707	22,020,172
Synaptics [1,3]	88,732	5,325,695
Teradyne [1]	763,861	15,193,195

		49,234,454

Total		212,267,849

Materials – 8.7%
Chemicals - 4.8%
Innophos Holdings	138,273	7,840,079
Innospec	631,019	28,540,989
Westlake Chemical	254,226	16,824,677

		53,205,745

Metals & Mining - 2.7%
Reliance Steel & Aluminum	429,443	30,344,443

Paper & Forest Products - 1.2%
Schweitzer-Mauduit International	324,200	13,807,678

Total		97,357,866

Miscellaneous [5] – 0.1%
Total		795,750

TOTAL COMMON STOCKS
(Cost $824,753,893)		1,106,267,692

REPURCHASE AGREEMENT – 1.2%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $13,324,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at
$13,590,775)
(Cost $13,324,000)		13,324,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $9,411,149)		9,411,149

TOTAL INVESTMENTS – 100.8%
(Cost $847,489,042)		1,129,002,841

LIABILITIES LESS CASH AND OTHER ASSETS – (0.8)%		(9,236,626)

NET ASSETS – 100.0%		$1,119,766,215

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.9%

Consumer Discretionary – 11.2%
Hotels, Restaurants & Leisure - 2.9%
Buffalo Wild Wings [1]	84,900	$12,641,610
Churchill Downs	125,000	11,412,500
Red Robin Gourmet Burgers [1]	143,000	10,250,240

		34,304,350

Household Durables - 1.6%
iRobot Corporation [1]	267,000	10,960,350
UCP Cl. A [1]	580,000	8,734,800

		19,695,150

Internet & Catalog Retail - 1.0%
HomeAway [1]	331,500	12,487,605

Media - 0.1%
Sirius XM Canada Holdings Cl. A	200,000	1,564,903

Specialty Retail - 3.2%
Container Store Group [1,3]	5,000	169,750
Hibbett Sports [1]	60,000	3,172,800
Monro Muffler Brake	151,000	8,588,880
Tractor Supply	172,000	12,148,360
Zumiez [1]	581,000	14,083,440

		38,163,230

Textiles, Apparel & Luxury Goods - 2.4%
Carter’s	243,200	18,884,480
Gildan Activewear	183,833	9,261,506

		28,145,986

Total		134,361,224

Consumer Staples – 2.8%
Food & Staples Retailing - 0.8%
United Natural Foods [1]	133,517	9,469,026

Food Products - 1.7%
Snyder’s-Lance	275,000	7,752,250
SunOpta [1]	1,076,000	12,707,560

		20,459,810

Personal Products - 0.3%
Female Health	556,000	4,314,560

Total		34,243,396

Energy – 3.9%
Energy Equipment & Services - 3.6%
Helmerich & Payne	94,000	10,110,640
Pason Systems	539,000	13,632,239
Trican Well Service	383,800	4,856,953
Unit Corporation [1]	222,400	14,540,512

		43,140,344

Oil, Gas & Consumable Fuels - 0.3%
Sprott Resource [1]	1,515,000	3,412,347

Total		46,552,691

Financials – 10.0%
Banks - 3.6%
Associated Banc-Corp	601,000	10,854,060
Columbia Banking System	287,500	8,199,500
Enterprise Financial Services	594,800	11,937,636
Umpqua Holdings	636,300	11,860,632

		42,851,828

Capital Markets - 2.8%
Affiliated Managers Group [1]	48,800	9,762,440
Northern Trust	239,000	15,668,840
Oaktree Capital Group LLC Cl. A	145,600	8,468,096

		33,899,376

Diversified Financial Services - 1.4%
PICO Holdings [1]	656,222	17,055,210

Real Estate Management & Development - 1.5%
Jones Lang LaSalle	154,000	18,249,000

Thrifts & Mortgage Finance - 0.7%
Berkshire Hills Bancorp	319,592	8,271,041

Total		120,326,455

Health Care – 10.9%
Biotechnology - 4.1%
Actelion	124,000	11,757,728
Athersys [1,3]	929,000	3,009,960
Cubist Pharmaceuticals [1]	209,000	15,288,350
Myriad Genetics [1,3]	555,893	19,005,982

		49,062,020

Health Care Equipment & Supplies - 2.4%
Cerus Corporation [1,3]	2,529,500	12,141,600
TearLab Corporation [1,3]	946,731	6,399,902
Thoratec Corporation [1]	274,600	9,833,426

		28,374,928

Health Care Technology - 0.5%
Quality Systems	389,000	6,566,320

Life Sciences Tools & Services - 1.4%
Furiex Pharmaceuticals [1]	195,582	17,015,634

Pharmaceuticals - 2.5%
Medicines Company (The) [1]	476,000	13,527,920
UCB	210,000	16,838,129

		30,366,049

Total		131,384,951

Industrials – 17.5%
Building Products - 0.9%
Apogee Enterprises	349,198	11,603,850

Commercial Services & Supplies - 2.7%
Mobile Mini	485,000	21,029,600
UniFirst Corporation	103,400	11,367,796

		32,397,396

Electrical Equipment - 5.0%
Acuity Brands	115,095	15,258,144
Capstone Turbine [1,3]	5,700,000	12,141,000
EnerSys	267,000	18,500,430
Powell Industries	164,462	10,657,138
Power Solutions International [1]	49,355	3,710,015

		60,266,727

Industrial Conglomerates - 1.5%
Carlisle Companies	229,900	18,240,266

Machinery - 3.1%
Hyster-Yale Materials Handling Cl. A	152,100	14,829,750
Tennant Company	101,437	6,656,296
Valmont Industries	10,400	1,547,936
Wabtec Corporation	181,464	14,063,460

		37,097,442

Road & Rail - 0.9%
Celadon Group	439,600	10,567,984

Trading Companies & Distributors - 3.4%
Beacon Roofing Supply [1]	482,390	18,649,197
Grainger (W.W.)	36,600	9,247,356
Watsco	127,100	12,698,561

		40,595,114

Total		210,768,779

Information Technology – 26.8%
Communications Equipment - 4.4%
EXFO [1,3]	2,217,234	10,953,136
Infinera Corporation [1]	1,833,533	16,648,479
NumereX Corporation Cl. A [1,2]	1,030,200	11,260,086
Sierra Wireless [1,3]	653,500	14,265,905

		53,127,606

Electronic Equipment, Instruments & Components - 10.4%
FLIR Systems	609,900	21,956,400
InvenSense [1,3]	816,400	19,324,188
IPG Photonics [1]	245,132	17,423,983
Littelfuse	132,744	12,430,148
Mercury Systems [1]	1,321,749	17,460,304
Methode Electronics	340,605	10,442,949
Rogers Corporation [1]	407,693	25,448,197

		124,486,169

Internet Software & Services - 2.9%
E2open [1,3]	499,000	11,761,430
Envestnet [1]	157,711	6,336,828
SciQuest [1]	623,377	16,840,530

		34,938,788

IT Services - 1.3%
Acxiom Corporation [1]	162,000	5,571,990
Genpact [1]	574,000	9,999,080

		15,571,070

Semiconductors & Semiconductor Equipment - 3.1%
Cavium [1]	283,000	12,375,590
International Rectifier [1]	528,048	14,468,515
Ultratech [1]	356,740	10,413,241

		37,257,346

Software - 4.0%
Absolute Software	1,082,200	6,881,833
Kofax [1,3]	1,150,000	9,970,500
Manhattan Associates [1]	292,000	10,228,760
PTC [1]	424,000	15,022,320
Splunk [1]	79,304	5,669,443

		47,772,856

Technology Hardware, Storage & Peripherals - 0.7%
Immersion Corporation [1]	805,595	8,499,027

Total		321,652,862

Materials – 8.8%
Chemicals - 1.8%
Rockwood Holdings	287,000	21,352,800

Construction Materials - 1.8%
Eagle Materials	244,000	21,633,040

Metals & Mining - 5.2%
Horsehead Holding Corporation [1]	1,030,353	17,330,537
Reliance Steel & Aluminum	165,100	11,665,966
U.S. Silica Holdings	392,000	14,962,640
Worthington Industries	482,466	18,454,325

		62,413,468

Total		105,399,308

Miscellaneous [5] – 4.0%
Total		48,560,526

TOTAL COMMON STOCKS
(Cost $808,233,386)		1,153,250,192

REPURCHASE AGREEMENT – 5.5%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $65,605,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at
$66,920,013)
(Cost $65,605,000)		65,605,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 4.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $56,485,751)		56,485,751

TOTAL INVESTMENTS – 106.1%
(Cost $930,324,137)		1,275,340,943

LIABILITIES LESS CASH
AND OTHER ASSETS – (6.1)%		(73,401,332)

NET ASSETS – 100.0%		$1,201,939,611

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.3%

Consumer Discretionary – 6.2%
Auto Components - 1.0%
Drew Industries	55,656	$3,016,555

Diversified Consumer Services - 1.1%
JTH Holding Cl. A [1]	110,629	3,068,849

Household Durables - 0.6%
Ethan Allen Interiors	67,500	1,717,875

Internet & Catalog Retail - 1.0%
FTD Companies [1]	94,100	2,993,321

Media - 1.2%
Morningstar	21,072	1,665,109
Wiley (John) & Sons Cl. A	32,000	1,844,480

		3,509,589

Specialty Retail - 1.3%
Ascena Retail Group [1]	83,600	1,444,608
Destination Maternity	79,000	2,164,600

		3,609,208

Total		17,915,397

Consumer Staples – 2.3%
Food Products - 2.3%
Darling International [1]	197,500	3,953,950
Sanderson Farms	36,200	2,841,338

Total		6,795,288

Energy – 9.0%
Energy Equipment & Services - 9.0%
Ensign Energy Services	182,000	2,690,077
Helmerich & Payne	43,725	4,703,061
Oil States International [1]	28,400	2,800,240
Pason Systems	213,000	5,387,137
SEACOR Holdings [1]	31,500	2,722,230
Trican Well Service	245,000	3,100,452
Unit Corporation [1]	71,800	4,694,284

Total		26,097,481

Financials – 6.1%
Capital Markets - 6.1%
AllianceBernstein Holding L.P.	128,769	3,215,362
Federated Investors Cl. B	190,200	5,808,708
Lazard Cl. A	49,000	2,307,410
SEI Investments	66,000	2,218,260
Silvercrest Asset Management
Group Cl. A	115,000	2,103,350
Westwood Holdings Group	31,400	1,968,466

Total		17,621,556

Health Care – 5.1%
Health Care Equipment & Supplies - 1.6%
Analogic Corporation	25,800	2,118,438
Atrion Corporation	8,400	2,571,576

		4,690,014

Health Care Providers & Services - 0.2%
VCA Antech [1]	23,200	747,736

Life Sciences Tools & Services - 2.4%
Bio-Rad Laboratories Cl. A [1]	19,500	2,498,340
PerkinElmer	47,400	2,135,844
Techne Corporation	27,300	2,330,601

		6,964,785

Pharmaceuticals - 0.9%
Medicines Company (The) [1]	89,300	2,537,906

Total		14,940,441

Industrials – 28.2%
Aerospace & Defense - 1.4%
HEICO Corporation Cl. A	91,050	3,952,480

Air Freight & Logistics - 2.7%
Expeditors International of Washington	82,800	3,281,364
Forward Air	100,014	4,611,646

		7,893,010

Building Products - 1.0%
Simpson Manufacturing	81,200	2,868,796

Commercial Services & Supplies - 1.2%
Heritage-Crystal Clean [1]	189,008	3,426,715

Construction & Engineering - 2.6%
Jacobs Engineering Group [1]	70,700	4,489,450
KBR	118,800	3,169,584

		7,659,034

Electrical Equipment - 3.1%
Global Power Equipment Group	190,383	3,786,718
GrafTech International [1]	273,300	2,984,436
Regal-Beloit	29,100	2,115,861

		8,887,015

Machinery - 8.5%
CIRCOR International	63,218	4,635,776
Hyster-Yale Materials Handling Cl. A	36,000	3,510,000
John Bean Technologies	103,600	3,201,240
Kadant	39,300	1,433,271
Kennametal	80,900	3,583,870
Sun Hydraulics	37,500	1,624,125
Tennant Company	36,800	2,414,816
Valmont Industries	15,300	2,277,252
Wabtec Corporation	26,200	2,030,500

		24,710,850

Professional Services - 4.6%
Acacia Research	137,690	2,103,903
Advisory Board (The) [1]	29,182	1,874,943
ICF International [1]	59,100	2,352,771
ManpowerGroup	46,166	3,639,266
Robert Half International	49,500	2,076,525
Towers Watson & Co. Cl. A	11,800	1,345,790

		13,393,198

Trading Companies & Distributors - 3.1%
Air Lease Cl. A	94,200	3,512,718
Applied Industrial Technologies	70,000	3,376,800
MSC Industrial Direct Cl. A	25,800	2,232,216

		9,121,734

Total		81,912,832

Information Technology – 24.3%
Communications Equipment - 1.3%
ADTRAN	157,400	3,842,134

Electronic Equipment, Instruments & Components - 13.2%
Coherent [1]	48,700	3,182,545
Dolby Laboratories Cl. A [1]	52,500	2,336,250
FARO Technologies [1]	49,187	2,606,911
FLIR Systems	103,000	3,708,000
IPG Photonics [1]	35,600	2,530,448
Littelfuse	37,500	3,511,500
MTS Systems	30,600	2,095,794
National Instruments	95,200	2,731,288
Orbotech [1]	195,400	3,007,206
Plexus Corporation [1]	86,300	3,458,041
Rofin-Sinar Technologies [1]	115,600	2,769,776
Rogers Corporation [1]	37,100	2,315,782
Zebra Technologies Cl. A [1]	57,600	3,998,016

		38,251,557

Internet Software & Services - 0.6%
Envestnet [1]	44,600	1,792,028

IT Services - 1.1%
Sapient Corporation [1]	182,300	3,110,038

Semiconductors & Semiconductor Equipment - 6.0%
Cabot Microelectronics [1]	74,800	3,291,200
Diodes [1]	127,800	3,338,136
Fairchild Semiconductor International [1]	166,500	2,296,035
International Rectifier [1]	80,300	2,200,220
MKS Instruments	56,200	1,679,818
Nanometrics [1]	143,560	2,579,773
Veeco Instruments [1]	49,800	2,088,114

		17,473,296

Software - 0.9%
ANSYS [1]	15,500	1,193,810
Blackbaud	42,600	1,333,380

		2,527,190

Technology Hardware, Storage & Peripherals - 1.2%
Diebold	85,100	3,394,639

Total		70,390,882

Materials – 9.9%
Chemicals - 1.2%
Innospec	76,500	3,460,095

Containers & Packaging - 1.2%
Greif Cl. A	67,800	3,558,822

Metals & Mining - 7.5%
Compass Minerals International	24,500	2,021,740
Globe Specialty Metals	194,900	4,057,818
Haynes International	77,133	4,165,182
Major Drilling Group International	317,000	2,454,564
Randgold Resources ADR	26,900	2,017,500
Reliance Steel & Aluminum	64,900	4,585,834
Steel Dynamics	129,200	2,298,468

		21,601,106

Total		28,620,023

Miscellaneous [5] – 2.2%
Total		6,343,738

TOTAL COMMON STOCKS
(Cost $183,217,182)		270,637,638

REPURCHASE AGREEMENT – 6.3%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $18,110,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at
$18,474,019)
(Cost $18,110,000)		18,110,000

TOTAL INVESTMENTS – 99.6%
(Cost $201,327,182)		288,747,638

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.4%		1,185,157

NET ASSETS – 100.0%		$289,932,795

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP DISCOVERY FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.9%

Consumer Discretionary – 16.6%
Auto Components - 2.3%
Standard Motor Products	3,600	$128,772

Distributors - 0.7%
VOXX International Cl. A [1]	3,100	42,408

Diversified Consumer Services - 1.9%
Capella Education	571	36,058
Steiner Leisure [1]	1,500	69,375

		105,433

Hotels, Restaurants & Leisure - 1.0%
Monarch Casino & Resort [1]	3,000	55,590

Household Durables - 1.3%
Lifetime Brands	4,000	71,440

Leisure Products - 2.2%
Arctic Cat	1,543	73,740
Johnson Outdoors Cl. A	2,000	50,840

		124,580

Media - 2.7%
Global Sources [1]	9,100	81,536
Harte-Hanks	8,300	73,372

		154,908

Multiline Retail - 0.8%
Fred’s Cl. A	2,500	45,025

Specialty Retail - 2.0%
Big 5 Sporting Goods	3,500	56,175
Sears Hometown and Outlet Stores [1]	2,400	56,760

		112,935

Textiles, Apparel & Luxury Goods - 1.7%
Barry (R.G.)	2,200	41,536
Culp	2,900	57,246

		98,782

Total		939,873

Consumer Staples – 4.4%
Food & Staples Retailing - 1.3%
Village Super Market Cl. A	2,900	76,560

Food Products - 1.8%
John B. Sanfilippo & Son	4,400	101,288

Household Products - 1.3%
Oil-Dri Corporation of America	2,100	72,534

Total		250,382

Energy – 3.2%
Energy Equipment & Services - 1.4%
Matrix Service [1]	700	23,646
Newpark Resources [1]	4,800	54,960

		78,606

Oil, Gas & Consumable Fuels - 1.8%
Renewable Energy Group [1]	2,700	32,346
VAALCO Energy [1]	8,400	71,820

		104,166

Total		182,772

Financials – 6.9%
Capital Markets - 0.7%
FBR & Co. [1]	1,500	38,745

Consumer Finance - 1.6%
EZCORP Cl. A [1]	8,300	89,557

Insurance - 4.6%
Baldwin & Lyons Cl. B	2,100	55,209
EMC Insurance Group	1,700	60,401
Employers Holdings	2,000	40,460
Kansas City Life Insurance	500	24,100
Safety Insurance Group	700	37,695
United Fire Group	1,400	42,490

		260,355

Total		388,657

Health Care – 12.8%
Health Care Equipment & Supplies - 8.7%
AngioDynamics [1]	2,300	36,225
Anika Therapeutics [1]	1,300	53,430
Atrion Corporation	200	61,228
CryoLife	5,200	51,792
Invacare Corporation	3,000	57,210
PhotoMedex [1]	5,900	93,397
Symmetry Medical [1]	6,900	69,414
Utah Medical Products	1,200	69,396

		492,092

Health Care Providers & Services - 3.3%
National HealthCare	2,100	117,117
PharMerica Corporation [1]	2,500	69,950

		187,067

Pharmaceuticals - 0.8%
SciClone Pharmaceuticals [1]	10,100	45,955

Total		725,114

Industrials – 18.5%
Aerospace & Defense - 1.1%
National Presto Industries	800	62,432

Building Products - 0.9%
American Woodmark [1]	1,500	50,490

Commercial Services & Supplies - 0.7%
Courier Corporation	2,500	38,500

Construction & Engineering - 2.7%
Comfort Systems USA	3,389	51,648
MYR Group [1]	4,000	101,280

		152,928

Machinery - 8.0%
Alamo Group	2,100	114,093
Lydall [1]	4,100	93,767
Miller Industries	5,820	113,665
Standex International	1,800	96,444
Twin Disc	1,200	31,608

		449,577

Professional Services - 3.8%
CDI Corporation	3,200	54,880
ICF International [1]	1,200	47,772
Resources Connection	2,800	39,452
VSE Corporation	1,400	73,780

		215,884

Trading Companies & Distributors - 1.3%
Aceto Corporation	3,600	72,324

Total		1,042,135

Information Technology – 22.1%
Communications Equipment - 4.1%
Bel Fuse Cl. B	1,000	21,900
Comtech Telecommunications	4,100	130,626
TESSCO Technologies	2,100	78,456

		230,982

Electronic Equipment, Instruments & Components - 4.9%
Daktronics	5,600	80,584
Fabrinet [1]	3,200	66,464
Nam Tai Electronics	9,000	53,010
PC Connection	3,700	75,184

		275,242

Internet Software & Services - 2.5%
Liquidity Services [1]	3,000	78,150
United Online [1]	5,300	61,268

		139,418

IT Services - 3.1%
Computer Task Group	8,100	137,619
Sykes Enterprises [1]	1,900	37,753

		175,372

Semiconductors & Semiconductor Equipment - 1.5%
Kulicke & Soffa Industries [1]	6,900	87,009

Software - 4.9%
Actuate Corporation [1]	4,700	28,294
American Software Cl. A	4,570	46,477
Ebix	2,600	44,382
ePlus [1]	1,000	55,760
TeleNav [1]	5,800	34,568
VASCO Data Security International [1]	8,600	64,844

		274,325

Technology Hardware, Storage & Peripherals - 1.1%
QLogic Corporation [1]	5,100	65,025

Total		1,247,373

Materials – 7.1%
Chemicals - 3.4%
Arabian American Development [1]	4,900	53,165
FutureFuel Corporation	5,100	103,530
KMG Chemicals	2,300	36,064

		192,759

Construction Materials - 1.6%
United States Lime & Minerals	1,600	90,080

Metals & Mining - 2.1%
Haynes International	1,400	75,600
Materion Corporation	1,200	40,716

		116,316

Total		399,155

Telecommunication Services – 1.1%
Diversified Telecommunication Services - 1.1%
Premiere Global Services [1]	5,033	60,698

Total		60,698

Miscellaneous [5] – 1.2%
Total		65,381

TOTAL COMMON STOCKS
(Cost $4,517,887)		5,301,540

REPURCHASE AGREEMENT – 7.2%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $405,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at $416,556)
(Cost $405,000)		405,000

TOTAL INVESTMENTS – 101.1%
(Cost $4,922,887)		5,706,540

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.1)%		(62,370)

NET ASSETS – 100.0%		$5,644,170

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 83.7%

Banks - 4.2%
BBVA Banco Frances ADR [1]	75,700	$633,609
BLOM Bank GDR	8,000	73,600
BOK Financial	4,100	283,105
CIT Group	18,200	892,164
First Citizens BancShares Cl. A	1,900	457,425
First Republic Bank	5,600	302,344

Total		2,642,247

Capital Markets - 45.0%
AllianceBernstein Holding L.P.	16,500	412,005
Apollo Global Management LLC Cl. A	22,000	699,600
Artisan Partners Asset Management Cl. A	7,500	481,875
Ashmore Group	145,000	804,835
Banque Privee Edmond de Rothschild	12	215,389
CETIP - Mercados Organizados	64,000	775,672
Charles Schwab	31,000	847,230
Citadel Capital [1]	550,000	356,013
Coronation Fund Managers	62,000	581,771
Cowen Group [1]	117,600	518,616
Diamond Hill Investment Group	5,000	657,200
Egyptian Financial Group-Hermes Holding
Company [1]	255,000	459,298
Federated Investors Cl. B	35,600	1,087,224
Financial Engines	6,800	345,304
GMP Capital	108,000	725,862
Invesco	22,800	843,600
IOOF Holdings	11,528	94,683
Jupiter Fund Management	100,000	669,330
KKR & Co. L.P.	40,600	927,304
Lazard Cl. A	15,100	711,059
Manning & Napier Cl. A	15,800	264,966
Monroe Capital	58,050	785,416
MVC Capital	29,700	402,435
Noah Holdings ADR [1]	38,300	552,286
Northern Trust	12,400	812,944
Oaktree Capital Group LLC Cl. A	4,700	273,352
Och-Ziff Capital Management
Group LLC Cl. A	15,300	210,681
Oppenheimer Holdings Cl. A	11,500	322,575
Partners Group Holding	1,000	281,225
Piper Jaffray [1]	15,600	714,480
Raymond James Financial	13,900	777,427
Reinet Investments [1]	5,500	119,105
RHJ International [1]	94,000	473,122
SEI Investments	23,600	793,196
SHUAA Capital [1]	580,000	237,432
Silvercrest Asset Management
Group Cl. A	41,600	760,864
Sprott	391,500	1,278,440
State Street	16,500	1,147,575
Stifel Financial [1]	13,873	690,320
TD Ameritrade Holding Corporation	15,500	526,225
Tokai Tokyo Financial Holdings	9,400	78,654
U.S. Global Investors Cl. A	225,200	722,892
UOB-Kay Hian Holdings	95,000	126,189
Value Partners Group	1,176,000	708,041
Vontobel Holding	16,500	652,699
Waddell & Reed Financial Cl. A	4,100	301,842
Westwood Holdings Group	15,000	940,350
WisdomTree Investments [1]	72,300	948,576

Total		28,117,179

Closed-End Funds - 1.2%
RIT Capital Partners	33,500	747,787

Total		747,787

Consumer Finance - 0.2%
Credit Acceptance [1]	848	120,543

Total		120,543

Diversified Financial Services - 11.4%
Bolsa Mexicana de Valores	406,000	801,707
Bolsas y Mercados Espanoles	15,500	631,191
Bursa Malaysia	160,000	370,213
CRISIL	28,000	574,314
Hellenic Exchanges - Athens Stock
Exchange	36,000	450,240
Interactive Brokers Group Cl. A	12,800	277,376
Japan Exchange Group	17,500	426,051
JSE	74,700	675,173
Leucadia National	11,801	330,428
MarketAxess Holdings	9,200	544,824
Moody’s Corporation	12,300	975,636
MSCI [1]	2,800	120,456
Singapore Exchange	63,000	347,445
Warsaw Stock Exchange	44,800	582,421

Total		7,107,475

Hotels, Restaurants & Leisure - 1.4%
Thomas Cook (India)	588,300	887,761

Total		887,761

Insurance - 9.0%
E-L Financial	800	524,649
First American Financial	5,000	132,750
Greenlight Capital Re Cl. A [1]	30,061	986,001
Infinity Property & Casualty	7,600	513,988
Jardine Lloyd Thompson Group	11,900	211,314
Marsh & McLennan	11,500	566,950
Platinum Underwriters Holdings	5,500	330,550
RLI Corp.	22,200	982,128
State Auto Financial	33,800	720,278
Willis Group Holdings	14,400	635,472

Total		5,604,080

Internet Software & Services - 0.5%
Xoom Corporation [1]	16,900	329,888

Total		329,888

IT Services - 2.5%
Broadridge Financial Solutions	14,700	545,958
Vantiv Cl. A [1]	10,000	302,200
Western Union	44,600	729,656

Total		1,577,814

Media - 0.6%
Morningstar	4,600	363,492

Total		363,492

Professional Services - 1.7%
Towers Watson & Co. Cl. A	5,500	627,275
Verisk Analytics Cl. A [1]	7,100	425,716

Total		1,052,991

Real Estate Management & Development - 1.5%
Kennedy-Wilson Holdings	19,676	442,907
Midland Holdings [1]	800,000	426,225
Novation Companies [1,4]	223,459	59,217

Total		928,349

Software - 1.4%
Fair Isaac	7,400	409,368
SimCorp	12,000	487,179

Total		896,547

Trading Companies & Distributors - 1.0%
Air Lease Cl. A	15,700	585,453

Total		585,453

Miscellaneous [5] – 2.1%
Total		1,321,793

TOTAL COMMON STOCKS
(Cost $42,127,392)		52,283,399

REPURCHASE AGREEMENT – 16.4%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $10,260,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at
$10,469,113)
(Cost $10,260,000)		10,260,000

TOTAL INVESTMENTS – 100.1%
(Cost $52,387,392)		62,543,399

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(71,340)

NET ASSETS – 100.0%		$62,472,059

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.2%

Consumer Discretionary – 9.9%
Auto Components - 0.7%
Autoliv	33,300	$3,341,655
Gentex Corporation	30,848	972,637
Selamat Sempurna	1,000,000	355,067

		4,669,359

Automobiles - 0.3%
Thor Industries	27,040	1,651,062

Diversified Consumer Services - 0.1%
Benesse Holdings	4,000	152,646
Weight Watchers International [1,3]	23,500	482,690

		635,336

Hotels, Restaurants & Leisure - 0.1%
Abu Dhabi National Hotels	642,000	611,762
EIH	118,500	142,986

		754,748

Household Durables - 0.7%
Forbo Holding	250	262,720
Harman International Industries	24,100	2,564,240
Hunter Douglas	27,600	1,329,787

		4,156,747

Internet & Catalog Retail - 0.0%
Trade Me	29,100	103,138

Leisure Products - 0.1%
Photo-Me International	194,000	439,079

Media - 0.2%
Global Mediacom	650,000	135,485
Media Chinese International	322,600	89,967
Media Prima	155,000	111,778
Pico Far East Holdings	544,400	155,391
Saga Communications Cl. A	17,166	852,979
Television Broadcasts	26,600	160,012

		1,505,612

Multiline Retail - 0.0%
Golden Eagle Retail Group	67,100	93,210
New World Department Store China	240,000	115,779

		208,989

Specialty Retail - 5.6%
American Eagle Outfitters	296,400	3,627,936
Ascena Retail Group [1]	253,884	4,387,116
Buckle (The)	132,779	6,081,278
Cato Corporation (The) Cl. A	41,310	1,117,022
Fielmann	3,200	430,268
GameStop Corporation Cl. A	109,930	4,518,123
Genesco [1]	73,849	5,506,920
Guess?	84,300	2,326,680
Lewis Group	196,000	1,077,872
Luk Fook Holdings (International)	458,500	1,449,165
Shoe Carnival	55,128	1,270,149
Signet Jewelers	3,300	349,338
Stein Mart	176,486	2,472,569
USS	70,000	981,111

		35,595,547

Textiles, Apparel & Luxury Goods - 2.1%
Barry (R.G.)	16,569	312,823
Crocs [1]	111,084	1,732,910
MC Group	250,000	124,026
Pandora	34,000	2,254,266
Stella International Holdings	604,000	1,444,192
Steven Madden [1]	114,298	4,112,442
Vera Bradley [1]	128,620	3,471,454

		13,452,113

Total		63,171,730

Consumer Staples – 2.0%
Food & Staples Retailing - 0.4%
FamilyMart	16,850	739,632
Village Super Market Cl. A	65,170	1,720,488

		2,460,120

Food Products - 1.4%
AVI	86,500	464,351
First Resources	71,000	132,200
Hormel Foods	115,600	5,695,612
Industrias Bachoco ADR	6,100	266,265
J&J Snack Foods	10,300	988,491
Lancaster Colony	3,000	298,260
McLeod Russel India	37,200	190,056
Super Group	283,400	785,106

		8,820,341

Personal Products - 0.2%
Nu Skin Enterprises Cl. A	18,145	1,503,313

Total		12,783,774

Energy – 6.5%
Energy Equipment & Services - 5.6%
Ensco Cl. A	66,600	3,515,148
Ensign Energy Services	25,300	373,950
Helmerich & Payne	74,500	8,013,220
Oil States International [1]	72,100	7,109,060
TGS-NOPEC Geophysical	105,600	3,461,452
Tidewater	76,500	3,719,430
Total Energy Services	28,190	492,146
Transocean	209,400	8,656,596

		35,341,002

Oil, Gas & Consumable Fuels - 0.9%
Cimarex Energy	5,800	690,838
HollyFrontier Corporation	97,000	4,615,260
Natural Resource Partners L.P.	37,500	597,000

		5,903,098

Total		41,244,100

Financials – 25.6%
Banks - 2.0%
Ames National	29,239	644,428
Bank of Hawaii	70,700	4,285,127
Bank of Kentucky Financial	15,480	581,119
BLOM Bank GDR	63,000	579,600
BOK Financial	30,400	2,099,120
Camden National	15,422	635,386
City Holding Company	27,201	1,220,237
First Republic Bank	48,100	2,596,919

		12,641,936

Capital Markets - 13.0%
Alaris Royalty	33,000	892,537
AllianceBernstein Holding L.P.	155,100	3,872,847
Apollo Global Management LLC Cl. A	81,900	2,604,420
ARA Asset Management	1,388,200	2,035,366
Artisan Partners Asset Management Cl. A	25,400	1,631,950
Ashmore Group	464,250	2,576,859
Aurelius	2,700	102,873
CETIP - Mercados Organizados	12,000	145,439
Close Brothers Group	18,000	424,283
Coronation Fund Managers	518,000	4,860,606
Diamond Hill Investment Group	32,500	4,271,800
Egyptian Financial Group-Hermes Holding
Company [1]	159,000	286,386
Federated Investors Cl. B	255,200	7,793,808
Gluskin Sheff + Associates	32,200	930,028
GMP Capital	296,000	1,989,398
Invesco	79,600	2,945,200
Investec	88,500	716,369
Jupiter Fund Management	550,000	3,681,316
KKR & Co. L.P.	386,600	8,829,944
Lazard Cl. A	67,700	3,187,993
Oaktree Capital Group LLC Cl. A	32,900	1,913,464
Och-Ziff Capital Management
Group LLC Cl. A	108,100	1,488,537
SEI Investments	146,600	4,927,226
Sprott	735,700	2,402,422
State Street	105,300	7,323,615
T. Rowe Price Group	9,100	749,385
Value Partners Group	4,597,000	2,767,742
VZ Holding	8,300	1,408,827
Waddell & Reed Financial Cl. A	18,410	1,355,344
Westwood Holdings Group	78,473	4,919,472

		83,035,456

Consumer Finance - 0.0%
Shriram Transport Finance	15,000	191,398

Diversified Financial Services - 1.4%
Bolsa Mexicana de Valores	753,000	1,486,909
CRISIL	5,700	116,914
Hellenic Exchanges - Athens Stock
Exchange	158,000	1,976,054
Inversiones La Construccion	7,500	101,207
KKR Financial Holdings LLC	228,350	2,642,010
Singapore Exchange	140,000	772,100
Warsaw Stock Exchange	135,400	1,760,263

		8,855,457

Insurance - 5.9%
Allied World Assurance Company
Holdings	27,698	2,858,156
Aspen Insurance Holdings	13,224	524,993
Brasil Insurance Participacoes e
Administracao	12,000	60,344
Cincinnati Financial	46,700	2,272,422
E-L Financial	7,000	4,590,683
Erie Indemnity Cl. A	24,200	1,688,192
Marsh & McLennan	85,900	4,234,870
Montpelier Re Holdings	4,397	130,855
PartnerRe	38,406	3,975,021
Reinsurance Group of America	90,255	7,187,005
Symetra Financial	181,100	3,589,402
Willis Group Holdings	139,400	6,151,722

		37,263,665

Real Estate Investment Trusts (REITs) - 1.4%
Columbia Property Trust	209,995	5,722,364
DCT Industrial Trust	98,400	775,392
Essex Property Trust	8,000	1,360,400
National Health Investors	19,300	1,166,878

		9,025,034

Real Estate Management & Development - 0.5%
Brasil Brokers Participacoes	61,500	138,233
Midland Holdings [1]	5,750,000	3,063,493
Relo Holdings	2,300	125,239

		3,326,965

Thrifts & Mortgage Finance - 1.4%
Genworth MI Canada	203,348	6,938,296
TrustCo Bank Corp. NY	294,860	2,075,815

		9,014,111

Total		163,354,022

Health Care – 3.8%
Health Care Equipment & Supplies - 1.3%
Atrion Corporation	13,200	4,041,048
Carl Zeiss Meditec	2,200	61,771
DENTSPLY International	92,500	4,258,700

		8,361,519

Health Care Providers & Services - 2.0%
Chemed Corporation	57,758	5,166,453
MEDNAX [1]	35,600	2,206,488
OdontoPrev	38,400	152,652
Owens & Minor	150,800	5,282,524

		12,808,117

Life Sciences Tools & Services - 0.0%
EPS Corporation	10,000	108,809

Pharmaceuticals - 0.5%
Hikma Pharmaceuticals	11,000	305,217
Recordati	91,800	1,607,749
Santen Pharmaceutical	18,100	801,670
Unichem Laboratories	35,000	135,082

		2,849,718

Total		24,128,163

Industrials – 17.5%
Aerospace & Defense - 0.8%
American Science & Engineering	49,545	3,327,938
Cubic Corporation	8,516	434,912
HEICO Corporation Cl. A	36,132	1,568,490

		5,331,340

Air Freight & Logistics - 1.5%
Aramex	37,464	33,653
Expeditors International of Washington	156,600	6,206,058
Forward Air	70,400	3,246,144

		9,485,855

Building Products - 1.0%
AAON	92,525	2,578,672
Geberit	1,000	327,879
Simpson Manufacturing	57,600	2,035,008
TOTO	74,000	1,024,232
Zehnder Group	3,600	158,114

		6,123,905

Commercial Services & Supplies - 2.0%
Blue Label Telecoms	133,300	110,129
Brink’s Company (The)	108,500	3,097,675
Cintas Corporation	103,500	6,169,635
Collection House	60,000	101,849
Kaba Holding	2,100	1,003,750
Moshi Moshi Hotline	10,600	97,285
Ritchie Bros. Auctioneers	9,000	217,170
Societe BIC	6,600	867,318
UniFirst Corporation	11,201	1,231,438

		12,896,249

Construction & Engineering - 0.4%
KBR	100,000	2,668,000

Electrical Equipment - 2.0%
AZZ	64,100	2,863,988
Brady Corporation Cl. A	54,300	1,474,245
Graphite India	118,200	175,486
Hubbell Cl. B	45,700	5,478,059
Regal-Beloit	36,000	2,617,560

		12,609,338

Machinery - 6.7%
Alamo Group	24,050	1,306,636
Burckhardt Compression Holding	3,000	1,562,008
CB Industrial Product Holding	100,000	136,110
China Metal International Holdings	352,000	104,377
CLARCOR	75,200	4,312,720
Donaldson Company	111,000	4,706,400
Flowserve Corporation	20,100	1,574,634
Freund Corporation	6,200	70,605
Graco	65,400	4,887,996
IDEX Corporation	44,500	3,243,605
John Bean Technologies	97,356	3,008,300
Kennametal	54,614	2,419,400
Lincoln Electric Holdings	30,050	2,163,900
Lindsay Corporation	32,800	2,892,304
Luxfer Holdings ADR	100,000	1,958,000
Miller Industries	21,614	422,121
Pfeiffer Vacuum Technology	13,500	1,649,079
Spirax-Sarco Engineering	35,148	1,697,858
Tennant Company	18,400	1,207,408
Valmont Industries	20,600	3,066,104
Zuiko Corporation	1,700	102,281

		42,491,846

Marine - 0.3%
Clarkson	54,600	2,232,270

Professional Services - 1.3%
ManpowerGroup	52,300	4,122,809
Towers Watson & Co. Cl. A	36,400	4,151,420

		8,274,229

Road & Rail - 0.7%
Globaltrans Investment GDR	10,400	119,931
Knight Transportation	15,000	346,950
Landstar System	66,300	3,926,286

		4,393,167

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies	108,590	5,238,382

Total		111,744,581

Information Technology – 11.9%
Communications Equipment - 0.8%
Ellies Holdings [1]	171,900	69,754
Plantronics	79,508	3,534,130
TESSCO Technologies	31,249	1,167,463

		4,771,347

Electronic Equipment, Instruments & Components - 5.8%
Amphenol Corporation Cl. A	47,100	4,316,715
AVX Corporation	142,300	1,875,514
Cognex Corporation [1]	20,000	677,200
Domino Printing Sciences	115,000	1,512,517
FLIR Systems	255,100	9,183,600
Littelfuse	32,063	3,002,379
LPKF Laser & Electronics	5,800	135,989
MTS Systems	50,293	3,444,568
National Instruments	130,900	3,755,521
Vaisala Cl. A	48,000	1,488,107
Vishay Intertechnology	486,600	7,240,608

		36,632,718

IT Services - 3.1%
Broadridge Financial Solutions	99,100	3,680,574
Calian Technologies	23,696	398,684
Convergys Corporation	196,415	4,303,453
eClerx Services	116,700	2,080,490
Jack Henry & Associates	32,300	1,801,048
ManTech International Cl. A	79,436	2,336,213
Metrofile Holdings	500,000	234,070
Western Union	300,900	4,922,724
Xchanging	40,000	110,653

		19,867,909

Semiconductors & Semiconductor Equipment - 0.3%
Eugene Technology	7,725	158,348
MKS Instruments	33,300	995,337
Regent Manner International Holdings	619,000	104,579
Teradyne [1]	20,000	397,800

		1,656,064

Software - 1.2%
Computer Modelling Group	8,100	213,655
Infotech Enterprises	36,700	198,178
Silverlake Axis	177,000	123,085
SimCorp	87,000	3,532,050
Totvs	243,500	3,820,450

		7,887,418

Technology Hardware, Storage & Peripherals - 0.7%
Diebold	118,000	4,707,020

Total		75,522,476

Materials – 16.1%
Chemicals - 4.7%
Balchem Corporation	50,150	2,613,818
Cabot Corporation	98,393	5,811,091
Huchems Fine Chemical	5,000	101,174
Innospec	89,000	4,025,470
International Flavors & Fragrances	27,100	2,592,657
Quaker Chemical	57,600	4,540,608
Rockwood Holdings	73,700	5,483,280
Stepan Company	60,600	3,912,336
Victrex	7,500	251,625
Westlake Chemical	8,600	569,148

		29,901,207

Containers & Packaging - 1.8%
AptarGroup	86,200	5,697,820
Greif Cl. A	104,100	5,464,209
Nampak	30,000	102,212

		11,264,241

Metals & Mining - 9.3%
Agnico Eagle Mines	195,000	5,898,750
Allegheny Technologies	134,200	5,056,656
Carpenter Technology	116,100	7,667,244
Commercial Metals	18,700	353,056
Compass Minerals International	63,900	5,273,028
Franco-Nevada Corporation	2,400	110,064
Fresnillo	254,000	3,576,056
Hecla Mining	135,000	414,450
Hi-Crush Partners L.P.	20,000	806,400
Imdex [1]	125,000	76,785
Major Drilling Group International	409,400	3,170,026
Pan American Silver	284,000	3,655,080
Randgold Resources ADR	75,300	5,647,500
Reliance Steel & Aluminum	153,906	10,874,998
Royal Gold	2,200	137,764
Sims Metal Management [1]	240,000	2,187,441
Steel Dynamics	21,000	373,590
Vale Indonesia	738,000	184,279
Worthington Industries	103,800	3,970,350

		59,433,517

Paper & Forest Products - 0.3%
Schweitzer-Mauduit International	41,900	1,784,521

Total		102,383,486

Telecommunication Services – 1.0%
Diversified Telecommunication Services - 0.5%
Inmarsat	265,000	3,212,014

Wireless Telecommunication Services - 0.5%
Telephone and Data Systems	109,200	2,862,132

Total		6,074,146

Utilities – 0.5%
Water Utilities - 0.5%
Aqua America	125,000	3,133,750

Total		3,133,750

Miscellaneous [5] – 1.4%
Total		9,092,422

TOTAL COMMON STOCKS
(Cost $478,426,145)		612,632,650

REPURCHASE AGREEMENT – 3.9%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $25,176,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at
$25,680,944)
(Cost $25,176,000)		25,176,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $494,381)		494,381

TOTAL INVESTMENTS – 100.2%
(Cost $504,096,526)		638,303,031

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(1,230,382)

NET ASSETS – 100.0%		$637,072,649

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND II
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 100.3%

Consumer Discretionary – 24.7%
Auto Components - 4.8%
Automodular Corporation	6,300	$13,107
Nishikawa Rubber	3,100	52,420
Selamat Sempurna	324,300	115,148
Standard Motor Products	1,700	60,809

		241,484

Household Durables - 2.0%
Lifetime Brands	2,700	48,222
Parametric Sound [1]	3,700	52,022

		100,244

Internet & Catalog Retail - 1.9%
Trade Me	26,400	93,569

Leisure Products - 1.4%
Nautilus [1]	7,300	70,299

Media - 4.6%
Asian Pay Television Trust	84,500	49,749
IMAX Corporation [1,7]	1,700	46,461
Pico Far East Holdings	315,000	89,912
Television Broadcasts	7,400	44,515

		230,637

Multiline Retail - 2.9%
Golden Eagle Retail Group	69,400	96,405
Parkson Retail Asia	68,000	50,815

		147,220

Specialty Retail - 5.6%
Cache [1]	12,600	41,454
Destination Maternity [7]	3,441	94,284
Oriental Watch Holdings	380,200	94,629
Padini Holdings	91,100	53,311

		283,678

Textiles, Apparel & Luxury Goods - 1.5%
Daphne International Holdings	87,800	35,849
MC Group	84,000	41,673

		77,522

Total		1,244,653

Consumer Staples – 5.1%
Food & Staples Retailing - 1.3%
Premier Marketing	245,000	64,953

Food Products - 3.8%
Farmer Bros. [1]	3,000	59,100
First Resources	31,000	57,721
SunOpta [1,7]	6,400	75,584

		192,405

Total		257,358

Energy – 3.6%
Energy Equipment & Services - 2.6%
Newpark Resources [1]	4,000	45,800
TGS-NOPEC Geophysical	1,600	52,446
Total Energy Services	1,900	33,171

		131,417

Oil, Gas & Consumable Fuels - 1.0%
Lundin Petroleum [1]	2,500	51,385

Total		182,802

Financials – 9.8%
Capital Markets - 7.1%
CETIP - Mercados Organizados	10,900	132,107
Partners Group Holding	400	112,490
Sprott	15,900	51,921
Tokai Tokyo Financial Holdings	7,300	61,082

		357,600

Consumer Finance - 0.9%
EZCORP Cl. A [1]	4,100	44,239

Real Estate Management & Development - 1.8%
Brasil Brokers Participacoes	40,500	91,031

Total		492,870

Health Care – 2.2%
Health Care Equipment & Supplies - 1.1%
Invacare Corporation [7]	2,800	53,396

Health Care Providers & Services - 1.1%
Addus HomeCare [1]	2,400	55,320

Total		108,716

Industrials – 26.4%
Aerospace & Defense - 1.2%
Magellan Aerospace	7,700	61,154

Air Freight & Logistics - 1.3%
Aramex	71,300	64,047

Building Products - 0.6%
WaterFurnace Renewable Energy	1,700	31,417

Commercial Services & Supplies - 6.0%
Blue Label Telecoms	51,700	42,713
Collection House	45,000	76,387
Latchways	2,700	46,449
Programmed Maintenance Services	19,700	53,008
Steelcase Cl. A	4,900	81,389

		299,946

Machinery - 9.3%
Freund Corporation	8,300	94,519
Nitto Kohki	4,000	73,718
Obara Group	2,100	78,480
Sarine Technologies	32,700	64,607
Sun Hydraulics [7]	1,100	47,641
Zuiko Corporation	1,800	108,297

		467,262

Marine - 1.5%
Clarkson	1,900	77,680

Professional Services - 3.9%
Acacia Research [7]	7,850	119,948
Nihon M&A Center	900	24,044
YAMADA Consulting Group	2,500	49,600

		193,592

Road & Rail - 2.6%
ComfortDelGro Corporation	34,300	54,185
Trancom	2,000	77,871

		132,056

Total		1,327,154

Information Technology – 20.7%
Electronic Equipment, Instruments & Components - 0.9%
Littelfuse	500	46,820

Internet Software & Services - 0.8%
Textura Corporation [1]	1,600	40,336

IT Services - 3.6%
Computer Task Group [7]	7,329	124,520
Metrofile Holdings	125,400	58,705

		183,225

Semiconductors & Semiconductor Equipment - 9.5%
Brooks Automation	8,300	90,719
Eugene Technology	4,308	88,306
Kulicke & Soffa Industries [1]	6,100	76,921
Miraial	6,600	93,046
Photronics [1,7]	8,240	70,287
Silicon Motion Technology ADR	3,400	57,052

		476,331

Software - 5.9%
American Software Cl. A [7]	3,856	39,215
SeaChange International [1]	8,200	85,608
Silverlake Axis	63,000	43,810
Totvs	8,000	125,518

		294,151

Total		1,040,863

Materials – 3.1%
Chemicals - 0.6%
C. Uyemura & Co.	600	29,673

Metals & Mining - 2.5%
Franco-Nevada Corporation	1,000	45,860
Imdex [1]	63,500	39,007
Royal Gold	700	43,834

		128,701

Total		158,374

Miscellaneous [5] – 4.7%
Total		237,215

TOTAL COMMON STOCKS
(Cost $4,712,387)		5,050,005

REPURCHASE AGREEMENT – 5.1%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $255,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at $260,975)
(Cost $255,000)		255,000

TOTAL INVESTMENTS – 105.4%
(Cost $4,967,387)		5,305,005

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.4)%		(270,857)

NET ASSETS – 100.0%		$5,034,148

SECURITIES SOLD SHORT
COMMON STOCKS – 3.1%
Industrials – 3.1%
Machinery - 3.1%
Middleby Corporation	600	$158,526

(Proceeds $152,767)		158,526

FIXED INCOME – 1.2%
Government Bonds – 1.2%
iShares 20+ Year Treasury Bond ETF	550	60,005

(Proceeds $63,699)		60,005

TOTAL SECURITIES SOLD SHORT
(Proceeds $216,466)		$218,531

SCHEDULES OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.6%

Austria – 4.6%
Mayr-Melnhof Karton	6,500	$813,348
Semperit AG Holding	12,882	692,939

Total		1,506,287

Belgium – 4.0%
EVS Broadcast Equipment	7,500	486,871
Sipef	6,200	513,658
Van de Velde	6,000	322,368

Total		1,322,897

Cyprus – 1.5%
Globaltrans Investment GDR	42,500	490,101

Total		490,101

Denmark – 0.6%
Zealand Pharma [1]	16,000	203,729

Total		203,729

Finland – 3.3%
F-Secure	145,000	479,814
Nokian Renkaat	15,000	607,871

Total		1,087,685

France – 16.9%
Altamir	30,000	448,470
Audika Groupe [1]	29,000	449,901
Beneteau [1]	12,500	201,609
bioMerieux	3,300	361,981
Boiron	7,000	568,906
Gaztransport Et Technigaz [1]	6,000	388,415
Manutan International	7,000	498,643
Parrot [1]	17,500	530,765
Societe Internationale de Plantations
d’Heveas	7,193	459,994
Stallergenes	8,500	690,443
Vetoquinol	9,500	495,816
Virbac	2,100	468,986

Total		5,563,929

Germany – 14.4%
Aixtron [1]	19,500	318,774
Amadeus Fire	3,500	306,985
Bertrandt	2,000	306,592
Gerry Weber International	7,500	371,144
GFT Technologies	15,000	169,451
Joyou [1]	7,897	138,222
KWS Saat	2,100	761,067
LPKF Laser & Electronics	20,000	468,926
Mobotix	22,500	444,069
Nemetschek	2,400	198,391
PUMA	1,500	422,055
SMT Scharf	12,500	328,209
SNP Schneider-Neureither & Partner	16,538	274,713
Takkt	11,000	242,626

Total		4,751,224

Italy – 4.7%
Azimut Holding	8,500	303,212
De’Longhi	20,000	450,433
DiaSorin	7,000	300,372
Recordati	27,500	481,624

Total		1,535,641

Netherlands – 2.4%
Beter Bed Holding	10,000	225,125
Exact Holding	8,650	329,001
Fugro	3,600	221,632

Total		775,758

Norway – 6.7%
Ekornes	32,500	515,479
Eltek	368,892	468,998
Fred. Olsen Energy	10,500	350,263
Spectrum	50,000	317,077
TGS-NOPEC Geophysical	17,000	557,241

Total		2,209,058

Slovenia – 0.8%
Krka d.d., Novo mesto	3,300	274,548

Total		274,548

Sweden – 1.6%
Lundin Petroleum [1]	25,000	513,846

Total		513,846

Switzerland – 7.8%
Burckhardt Compression Holding	380	197,854
Forbo Holding	600	630,528
Partners Group Holding	1,000	281,225
Sulzer	2,000	275,220
VZ Holding	3,149	534,506
Zehnder Group	15,000	658,809

Total		2,578,142

Turkey – 1.2%
Mardin Cimento Sanayii	200,000	407,385

Total		407,385

United Kingdom – 24.1%
Ashmore Group	125,000	693,823
Aveva Group	10,000	349,560
Clarkson	14,000	572,377
Consort Medical	29,000	452,672
Domino Printing Sciences	30,000	394,570
E2V Technologies	225,000	585,419
Elementis	115,000	550,221
EnQuest [1]	179,300	370,760
Fidessa Group	6,000	253,715
Hyder Consulting	30,128	213,545
Jupiter Fund Management	45,000	301,199
Kennedy Wilson Europe Real Estate [1]	30,000	520,151
Lancashire Holdings	22,500	256,762
Latchways	27,500	473,084
Rotork	8,500	376,176
Sepura	70,000	162,771
Severfield-Rowen [1]	350,000	329,901
Spirax-Sarco Engineering	4,815	232,593
Spirent Communications	300,000	495,393
Victrex	10,500	352,276

Total		7,936,968

TOTAL COMMON STOCKS
(Cost $27,337,956)		31,157,198

REPURCHASE AGREEMENT – 6.3%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $2,072,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.50% due 9/28/15, valued at $2,117,644)
(Cost $2,072,000)		2,072,000

TOTAL INVESTMENTS – 100.9%
(Cost $29,409,956)		33,229,198

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(285,009)

NET ASSETS – 100.0%		$32,944,189

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.6%

Austria – 7.2%
Mayr-Melnhof Karton	56,000	$7,007,307
Semperit AG Holding	140,000	7,530,777

Total		14,538,084

Belgium – 2.0%
Sipef	47,500	3,935,280

Total		3,935,280

Bermuda – 1.3%
Signet Jewelers	25,000	2,646,500

Total		2,646,500

Brazil – 4.2%
Brasil Brokers Participacoes	1,700,000	3,821,067
CETIP - Mercados Organizados	200,000	2,423,975
Eternit	600,000	2,208,021

Total		8,453,063

Canada – 10.0%
Major Drilling Group International	418,000	3,236,617
Pan American Silver	330,000	4,247,100
Pason Systems	145,000	3,667,300
Sprott	1,450,000	4,734,961
Trican Well Service	345,000	4,365,943

Total		20,251,921

Chile – 0.9%
Inversiones La Construccion	135,000	1,821,722

Total		1,821,722

China – 2.0%
Daphne International Holdings [3]	5,500,000	2,245,707
E-House (China) Holdings ADR	140,000	1,692,600

Total		3,938,307

France – 3.7%
Alten	40,000	2,149,518
Societe Internationale de Plantations
d’Heveas	24,900	1,592,362
Stallergenes	45,800	3,720,267

Total		7,462,147

Hong Kong – 6.3%
Luk Fook Holdings (International)	1,200,000	3,792,798
New World Department Store China	7,000,000	3,376,897
Television Broadcasts	510,000	3,067,905
Value Partners Group	4,000,000	2,408,303

Total		12,645,903

India – 3.1%
Graphite India	2,100,000	3,117,773
Maharashtra Seamless	1,000,000	3,228,762

Total		6,346,535

Italy – 1.1%
Recordati	130,000	2,276,769

Total		2,276,769

Japan – 11.7%
Benesse Holdings	45,300	1,728,715
C. Uyemura & Co.	50,000	2,472,753
EPS Corporation	290,000	3,155,457
FamilyMart	45,000	1,975,277
Miraial	120,000	1,691,746
MISUMI Group	66,000	1,825,241
Moshi Moshi Hotline	250,000	2,294,442
Obara Group	30,000	1,121,140
Santen Pharmaceutical	32,000	1,417,316
USS	165,000	2,312,619
Zuiko Corporation	60,000	3,609,905

Total		23,604,611

Jersey – 1.3%
Randgold Resources ADR	34,200	2,565,000

Total		2,565,000

Malaysia – 0.9%
Silverlake Axis	2,500,000	1,738,495

Total		1,738,495

Mexico – 2.6%
Fresnillo	100,000	1,407,896
Industrias Bachoco ADR	87,500	3,819,375

Total		5,227,271

Norway – 4.1%
Spectrum	430,600	2,730,670
TGS-NOPEC Geophysical	170,000	5,572,413

Total		8,303,083

South Africa – 2.1%
Lewis Group	400,000	2,199,738
Raubex Group	1,000,000	2,105,361

Total		4,305,099

Sweden – 0.9%
Autoliv	17,500	1,756,125

Total		1,756,125

Switzerland – 1.4%
Garmin	52,000	2,873,520

Total		2,873,520

Turkey – 1.3%
Mardin Cimento Sanayii	1,265,900	2,578,546

Total		2,578,546

United Kingdom – 7.0%
Ashmore Group	1,000,000	5,550,585
Clarkson	85,060	3,477,599
Hochschild Mining [1]	925,000	2,609,215
Jupiter Fund Management	375,000	2,509,988

Total		14,147,387

United States – 22.5%
Cirrus Logic [1,3]	255,000	5,066,850
Helmerich & Payne	71,400	7,679,784
Kennedy-Wilson Holdings	219,600	4,943,196
Lindsay Corporation	31,000	2,733,580
Medicines Company (The) [1]	115,000	3,268,300
Myriad Genetics [1,3]	210,000	7,179,900
Rockwood Holdings	12,800	952,320
Teradyne [1]	148,000	2,943,720
Valmont Industries	19,100	2,842,844
Western Digital	85,000	7,804,700

Total		45,415,194

TOTAL COMMON STOCKS
(Cost $205,761,039)		196,830,562

REPURCHASE AGREEMENT – 2.0%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $4,056,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.50% due 9/28/15, valued at $4,140,169)
(Cost $4,056,000)		4,056,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 6.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $12,660,405)		12,660,405

TOTAL INVESTMENTS – 105.9%
(Cost $222,477,444)		213,546,967

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.9)%		(11,843,629)

NET ASSETS – 100.0%		$201,703,338

SCHEDULES OF INVESTMENTS
ROYCE ENTERPRISE SELECT FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 71.8%

Consumer Discretionary – 16.4%
Auto Components - 2.3%
Standard Motor Products	1,755	$62,776

Automobiles - 3.3%
Thor Industries [7]	1,470	89,758

Distributors - 2.4%
Core-Mark Holding Company	365	26,499
Genuine Parts	430	37,346

		63,845

Household Durables - 4.6%
Garmin	280	15,473
Harman International Industries	230	24,472
Mohawk Industries [1]	370	50,312
NVR [1]	30	34,410

		124,667

Multiline Retail - 0.4%
Dollar Tree [1,7]	200	10,436

Specialty Retail - 3.4%
Advance Auto Parts	340	43,010
Finish Line (The) Cl. A	1,300	35,217
Ross Stores	200	14,310

		92,537

Total		444,019

Energy – 5.0%
Energy Equipment & Services - 5.0%
Helmerich & Payne	620	66,687
SEACOR Holdings [1]	220	19,013
TGS-NOPEC Geophysical	1,500	49,168

Total		134,868

Financials – 3.8%
Capital Markets - 0.5%
Federated Investors Cl. B	450	13,743

Diversified Financial Services - 0.1%
Moody’s Corporation	40	3,173

Real Estate Management & Development - 3.2%
Jones Lang LaSalle	220	26,070
Kennedy-Wilson Holdings	2,600	58,526

		84,596

Total		101,512

Health Care – 3.6%
Health Care Equipment & Supplies - 3.1%
DENTSPLY International	1,300	59,852
IDEXX Laboratories [1]	200	24,280

		84,132

Health Care Providers & Services - 0.5%
Henry Schein [1]	110	13,131

Total		97,263

Industrials – 18.3%
Aerospace & Defense - 0.9%
Curtiss-Wright	370	23,510

Commercial Services & Supplies - 5.8%
Cintas Corporation	500	29,805
Copart [1]	1,500	54,585
Ritchie Bros. Auctioneers	1,600	38,608
UniFirst Corporation	140	15,392
Waste Connections	400	17,544

		155,934

Construction & Engineering - 0.3%
Jacobs Engineering Group [1]	150	9,525

Electrical Equipment - 2.9%
EnerSys	770	53,353
Sensata Technologies [1]	600	25,584

		78,937

Industrial Conglomerates - 1.7%
Carlisle Companies	600	47,604

Machinery - 5.1%
AGCO Corporation	630	34,751
Donaldson Company	691	29,298
Kennametal	520	23,036
Mueller Industries	680	20,393
Mueller Water Products Cl. A	750	7,125
Valmont Industries	100	14,884
WABCO Holdings [1]	70	7,389

		136,876

Professional Services - 0.5%
ManpowerGroup	170	13,401

Road & Rail - 1.1%
Union Pacific	160	30,026

Total		495,813

Information Technology – 13.4%
Communications Equipment - 0.5%
ADTRAN	50	1,220
Plantronics	270	12,002

		13,222

Electronic Equipment, Instruments & Components - 5.5%
Avnet	800	37,224
AVX Corporation	1,660	21,879
Coherent [1]	510	33,329
FLIR Systems	400	14,400
Rogers Corporation [1]	660	41,197

		148,029

IT Services - 2.2%
DST Systems	400	37,916
Fiserv [1]	400	22,676

		60,592

Semiconductors & Semiconductor Equipment - 2.0%
Diodes [1]	600	15,672
Skyworks Solutions	1,000	37,520

		53,192

Software - 1.6%
Mentor Graphics	550	12,111
MICROS Systems [1]	580	30,699

		42,810

Technology Hardware, Storage & Peripherals - 1.6%
Western Digital	490	44,992

Total		362,837

Materials – 8.1%
Chemicals - 7.0%
Cabot Corporation	817	48,252
Innospec	206	9,317
Minerals Technologies	504	32,538
Rockwood Holdings	500	37,200
Sensient Technologies	550	31,026
Westlake Chemical	460	30,443

		188,776

Metals & Mining - 0.4%
Reliance Steel & Aluminum	170	12,012

Paper & Forest Products - 0.7%
Glatfelter	700	19,054

Total		219,842

Utilities – 1.9%
Gas Utilities - 1.9%
UGI Corporation	1,100	50,171

Total		50,171

Miscellaneous [5] – 1.3%
Total		34,662

TOTAL COMMON STOCKS
(Cost $1,653,127)		1,940,987

FIXED INCOME – 1.8%
Government Bonds – 1.8%
iShares 1-3 Year Treasury Bond ETF	590	49,825

(Cost $49,848)		49,825

REPURCHASE AGREEMENT – 26.7%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $723,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.50% due 9/28/15, valued at $740,925)
(Cost $723,000)		723,000

TOTAL INVESTMENTS – 100.3%
(Cost $2,425,975)		2,713,812

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(9,126)

NET ASSETS – 100.0%		$2,704,686

SCHEDULES OF INVESTMENTS
ROYCE SMID-CAP VALUE FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.5%

Consumer Discretionary – 8.8%
Auto Components - 0.3%
Autoliv	370	$37,130

Automobiles - 3.8%
Thor Industries	7,900	482,374

Household Durables - 1.3%
Garmin	3,100	171,306

Specialty Retail - 3.4%
Chico’s FAS	8,600	137,858
GameStop Corporation Cl. A	3,000	123,300
Signet Jewelers	1,620	171,493

		432,651

Total		1,123,461

Consumer Staples – 2.2%
Food Products - 1.0%
Sanderson Farms	1,700	133,433

Personal Products - 1.2%
Nu Skin Enterprises Cl. A	1,800	149,130

Total		282,563

Energy – 15.8%
Energy Equipment & Services - 14.8%
Helmerich & Payne	5,800	623,848
Pason Systems	11,000	278,209
TGS-NOPEC Geophysical	12,000	393,347
Trican Well Service	23,800	301,187
Unit Corporation [1]	4,500	294,210

		1,890,801

Oil, Gas & Consumable Fuels - 1.0%
HollyFrontier Corporation	2,600	123,708

Total		2,014,509

Financials – 13.5%
Capital Markets - 9.6%
Artisan Partners Asset Management Cl. A	2,300	147,775
Ashmore Group	45,300	251,442
Federated Investors Cl. B	6,000	183,240
Partners Group Holding	400	112,490
Sprott	89,800	293,241
Value Partners Group	384,000	231,197

		1,219,385

Real Estate Management & Development - 3.9%
Jones Lang LaSalle	830	98,355
Kennedy-Wilson Holdings	17,700	398,427

		496,782

Total		1,716,167

Health Care – 7.0%
Biotechnology - 5.1%
Cubist Pharmaceuticals [1]	1,900	138,985
Myriad Genetics [1]	15,000	512,850

		651,835

Pharmaceuticals - 1.9%
Medicines Company (The) [1]	8,500	241,570

Total		893,405

Industrials – 12.7%
Construction & Engineering - 2.2%
Jacobs Engineering Group [1]	4,400	279,400

Machinery - 9.4%
AGCO Corporation	1,400	77,224
Kennametal	3,200	141,760
Lincoln Electric Holdings	1,900	136,819
Lindsay Corporation	700	61,726
Semperit AG Holding	7,400	398,055
Valmont Industries	2,325	346,053
Wabtec Corporation	400	31,000

		1,192,637

Marine - 0.5%
Kirby Corporation [1]	700	70,875

Professional Services - 0.6%
ManpowerGroup	1,000	78,830

Total		1,621,742

Information Technology – 14.6%
Electronic Equipment, Instruments & Components - 1.3%
AVX Corporation	12,200	160,796

Semiconductors & Semiconductor Equipment - 6.3%
Cirrus Logic [1]	16,200	321,894
International Rectifier [1]	6,342	173,771
Teradyne [1]	15,550	309,289

		804,954

Technology Hardware, Storage & Peripherals - 7.0%
SanDisk Corporation	3,700	300,403
Western Digital	6,400	587,648

		888,051

Total		1,853,801

Materials – 16.9%
Chemicals - 4.3%
Rockwood Holdings	2,300	171,120
Westlake Chemical	5,600	370,608

		541,728

Metals & Mining - 11.2%
Franco-Nevada Corporation	2,500	114,650
Fresnillo	10,000	140,790
Globe Specialty Metals	17,200	358,104
Pan American Silver	17,700	227,799
Randgold Resources ADR	2,300	172,500
Reliance Steel & Aluminum	5,900	416,894

		1,430,737

Paper & Forest Products - 1.4%
Stella-Jones	6,300	175,009

Total		2,147,474

TOTAL COMMON STOCKS
(Cost $9,154,999)		11,653,122

REPURCHASE AGREEMENT – 8.4%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $1,074,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.50% due 9/28/15, valued at $1,096,369)
(Cost $1,074,000)		1,074,000

TOTAL INVESTMENTS – 99.9%
(Cost $10,228,999)		12,727,122

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		15,808

NET ASSETS – 100.0%		$12,742,930

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.7%

Australia – 0.7%
Programmed Maintenance Services	150,000	$403,615

Total		403,615

Austria – 3.0%
Mayr-Melnhof Karton	6,500	813,348
Semperit AG Holding	15,000	806,869

Total		1,620,217

Belgium – 1.0%
EVS Broadcast Equipment	8,200	532,312

Total		532,312

Brazil – 3.2%
Brasil Brokers Participacoes	285,000	640,591
CETIP - Mercados Organizados	55,000	666,593
Eternit	116,000	426,884

Total		1,734,068

Canada – 2.6%
Magellan Aerospace	48,000	381,221
Major Drilling Group International	37,000	286,495
MTY Food Group	12,000	329,552
Sprott	130,000	424,514

Total		1,421,782

Chile – 1.4%
Inversiones La Construccion	57,500	775,918

Total		775,918

China – 1.6%
Daphne International Holdings	1,015,000	414,435
Pacific Online	725,000	449,591

Total		864,026

Cyprus – 1.0%
Globaltrans Investment GDR	46,000	530,463

Total		530,463

Finland – 1.1%
F-Secure	185,000	612,176

Total		612,176

France – 8.5%
Audika Groupe [1]	32,800	508,854
Boiron	6,500	528,270
Gaztransport Et Technigaz [1]	6,800	440,203
Manutan International	10,000	712,347
Parrot [1]	14,100	427,645
Societe Internationale de Plantations
d’Heveas	9,087	581,116
Stallergenes	8,500	690,443
Vetoquinol	13,400	699,361

Total		4,588,239

Germany – 3.8%
Bertrandt	3,500	536,536
KWS Saat	1,900	688,585
LPKF Laser & Electronics	17,000	398,587
PUMA	1,500	422,055

Total		2,045,763

Hong Kong – 9.2%
I.T	1,400,000	368,207
Luk Fook Holdings (International)	100,000	316,066
Midland Holdings [1]	1,220,000	649,993
New World Department Store China	1,447,000	698,053
Pacific Textiles Holdings	175,800	230,735
Pico Far East Holdings	2,150,000	613,684
Stella International Holdings	270,000	645,583
Television Broadcasts	92,500	556,434
Value Partners Group	850,000	511,764
Xtep International Holdings	940,000	403,710

Total		4,994,229

India – 6.2%
AIA Engineering	42,500	398,356
FAG Bearings India	20,000	632,238
Graphite India	250,000	371,163
Ipca Laboratories [1]	40,000	558,480
Maharashtra Seamless	80,000	258,301
Shriram Transport Finance	55,000	701,794
Thomas Cook (India)	300,000	452,708

Total		3,373,040

Indonesia – 0.9%
Selamat Sempurna	1,311,000	465,493

Total		465,493

Italy – 2.8%
De’Longhi	23,000	517,998
DiaSorin	10,400	446,267
Recordati	30,000	525,408

Total		1,489,673

Japan – 14.2%
Asahi Company	34,500	466,465
Benesse Holdings	14,700	560,974
BML	15,000	562,286
C. Uyemura & Co.	11,300	558,842
EPS Corporation	70,000	761,662
FamilyMart	14,700	645,257
Milbon	13,600	451,735
Miraial	37,700	531,490
MISUMI Group	17,200	475,669
Moshi Moshi Hotline	60,000	550,666
Obara Group	11,500	429,770
Santen Pharmaceutical	14,000	620,076
Trancom	12,000	467,224
Zuiko Corporation	9,500	571,568

Total		7,653,684

Jersey – 0.6%
Randgold Resources ADR	4,300	322,500

Total		322,500

Malaysia – 3.9%
CB Industrial Product Holding	395,000	537,633
Media Chinese International	1,700,000	474,099
Media Prima	850,000	612,977
Padini Holdings	825,000	482,784

Total		2,107,493

Mexico – 1.8%
Grupo SIMEC Ser. B [1]	130,000	496,182
Industrias Bachoco ADR	10,500	458,325

Total		954,507

Netherlands – 0.7%
Exact Holding	10,000	380,348

Total		380,348

Norway – 2.1%
Spectrum	69,000	437,567
TGS-NOPEC Geophysical	21,500	704,746

Total		1,142,313

Singapore – 2.1%
ARA Asset Management	350,000	513,166
Biosensors International Group	800,000	594,417

Total		1,107,583

South Africa – 5.1%
Adcock Ingram Holdings	60,000	335,899
Blue Label Telecoms	850,000	702,247
Ellies Holdings [1]	700,000	284,046
Foschini Group (The)	45,000	458,030
Lewis Group	105,000	577,431
Raubex Group	187,500	394,755

Total		2,752,408

South Korea – 1.1%
Handsome	23,500	583,714

Total		583,714

Sweden – 1.4%
Lundin Petroleum [1]	37,500	770,769

Total		770,769

Switzerland – 4.7%
Forbo Holding	700	735,616
Kaba Holding	1,100	525,774
VZ Holding	3,700	628,031
Zehnder Group	15,000	658,809

Total		2,548,230

Turkey – 1.5%
Koza Altin Isletmeleri	40,000	343,898
Mardin Cimento Sanayii	225,000	458,309

Total		802,207

United Kingdom – 10.5%
Ashmore Group	130,000	721,576
Consort Medical	47,000	733,640
Domino Printing Sciences	30,000	394,570
E2V Technologies	269,000	699,901
Elementis	92,500	442,569
EnQuest [1]	210,000	434,242
Hochschild Mining [1]	105,000	296,181
Kennedy Wilson Europe Real Estate [1]	39,000	676,196
Lancashire Holdings	27,500	313,821
Savills	32,000	355,846
Spirent Communications	365,000	602,728

Total		5,671,270

TOTAL COMMON STOCKS
(Cost $49,149,063)		52,248,040

REPURCHASE AGREEMENT – 4.1%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $2,217,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at
$2,263,456)
(Cost $2,217,000)		2,217,000

TOTAL INVESTMENTS – 100.8%
(Cost $51,366,063)		54,465,040

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(447,177)

NET ASSETS – 100.0%		$54,017,863

SCHEDULES OF INVESTMENTS
ROYCE FOCUS VALUE FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.4%

Consumer Discretionary – 13.8%
Automobiles - 1.5%
Thor Industries	3,000	$183,180

Hotels, Restaurants & Leisure - 3.5%
Wyndham Worldwide	5,600	410,088

Media - 7.2%
DIRECTV [1]	2,500	191,050
Liberty Global Cl. A [1]	4,000	166,400
Liberty Global Cl. C [1]	4,000	162,840
Viacom Cl. B	4,000	339,960

		860,250

Specialty Retail - 1.6%
GameStop Corporation Cl. A	4,500	184,950

Total		1,638,468

Consumer Staples – 6.9%
Food Products - 6.9%
Cal-Maine Foods	2,000	125,560
Industrias Bachoco ADR	4,500	196,425
Marine Harvest ADR	9,400	107,630
Sanderson Farms	2,000	156,980
Tyson Foods Cl. A	5,200	228,852

Total		815,447

Energy – 10.5%
Energy Equipment & Services - 4.4%
Enservco Corporation [1]	38,900	94,916
Helmerich & Payne	2,400	258,144
Key Energy Services [1]	18,500	170,940

		524,000

Oil, Gas & Consumable Fuels - 6.1%
Cheniere Energy [1]	4,200	232,470
Diamondback Energy [1]	4,000	269,240
Exxon Mobil	2,300	224,664

		726,374

Total		1,250,374

Financials – 20.9%
Banks - 1.4%
Banca Popolare dell’Emilia Romagna [1]	13,500	170,483

Capital Markets - 4.2%
Franklin Resources	5,100	276,318
Sprott	67,050	218,951

		495,269

Diversified Financial Services - 8.9%
Berkshire Hathaway Cl. B [1]	3,500	437,395
McGraw Hill Financial	4,000	305,200
Texas Pacific Land Trust	2,450	317,275

		1,059,870

Insurance - 1.7%
Lincoln National	4,000	202,680

Real Estate Investment Trusts (REITs) - 2.2%
Eurobank Properties Real Estate
Investment	20,750	259,953

Real Estate Management & Development - 2.5%
Kennedy-Wilson Holdings	13,400	301,634

Total		2,489,889

Health Care – 5.0%
Biotechnology - 2.1%
Cubist Pharmaceuticals [1]	1,900	138,985
Zealand Pharma [1]	8,600	109,504

		248,489

Pharmaceuticals - 2.9%
Medicines Company (The) [1]	12,300	349,566

Total		598,055

Industrials – 10.6%
Aerospace & Defense - 1.6%
Northrop Grumman	1,500	185,070

Building Products - 2.8%
Allegion	6,500	339,105

Machinery - 2.2%
CIRCOR International	1,600	117,328
Lincoln Electric Holdings	2,000	144,020

		261,348

Marine - 2.5%
Clarkson	7,400	302,542

Road & Rail - 1.5%
Patriot Transportation Holding [1]	4,900	176,645

Total		1,264,710

Information Technology – 18.0%
Internet Software & Services - 0.9%
QuinStreet [1]	17,000	112,880

IT Services - 3.1%
Cognizant Technology Solutions Cl. A [1]	7,300	369,453

Semiconductors & Semiconductor Equipment - 4.0%
Cirrus Logic [1]	9,700	192,739
Micron Technology [1]	6,900	163,254
MKS Instruments	3,900	116,571

		472,564

Software - 3.6%
Microsoft Corporation	10,400	426,296

Technology Hardware, Storage & Peripherals - 6.4%
SanDisk Corporation	4,800	389,712
Western Digital	4,100	376,462

		766,174

Total		2,147,367

Materials – 7.7%
Chemicals - 4.5%
Flotek Industries [1]	7,100	197,735
Rockwood Holdings	4,600	342,240

		539,975

Metals & Mining - 3.2%
Molycorp [1]	13,200	61,908
Randgold Resources ADR	4,200	315,000

		376,908

Total		916,883

TOTAL COMMON STOCKS
(Cost $9,098,565)		11,121,193

FIXED INCOME – 1.0%
Government Bonds – 1.0%
ProShares UltraShort 20+ Year Treasury [1]	1,750	118,213

(Cost $185,658)		118,213

REPURCHASE AGREEMENT – 2.7%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $330,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at $341,275)
(Cost $330,000)		330,000

TOTAL INVESTMENTS – 97.1%
(Cost $9,614,223)		11,569,406

CASH AND OTHER ASSETS
LESS LIABILITIES – 2.9%		341,234

NET ASSETS – 100.0%		$11,910,640

SCHEDULES OF INVESTMENTS
ROYCE PARTNERS FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 86.8%

Consumer Discretionary – 2.4%
Household Durables - 1.0%
Hunter Douglas	600	$28,908

Media - 1.4%
Morningstar	480	37,930

Total		66,838

Energy – 5.6%
Energy Equipment & Services - 4.6%
Ensco Cl. A	560	29,557
Schlumberger	288	28,080
Tidewater	720	35,006
Transocean	900	37,206

		129,849

Oil, Gas & Consumable Fuels - 1.0%
Cameco Corporation	1,300	29,770

Total		159,619

Financials – 29.6%
Capital Markets - 22.8%
ASA Gold and Precious Metals	2,700	36,126
Ashmore Group	8,000	44,405
Aurelius	900	34,291
Bank of New York Mellon (The)	1,360	47,994
Charles Schwab	1,656	45,258
Coronation Fund Managers	4,300	40,349
Jupiter Fund Management	7,300	48,861
KKR & Co. L.P.	1,040	23,754
Monroe Capital	3,390	45,867
Northern Trust	448	29,371
RHJ International [1]	8,000	40,266
SEI Investments	1,152	38,719
Sprott	18,200	59,432
State Street	886	61,621
Value Partners Group	84,000	50,574

		646,888

Diversified Financial Services - 1.5%
Moody’s Corporation	525	41,643

Insurance - 2.8%
E-L Financial	120	78,697

Real Estate Management & Development - 2.5%
Jones Lang LaSalle	320	37,920
Midland Holdings [1]	64,000	34,098

		72,018

Total		839,246

Health Care – 4.0%
Biotechnology - 1.1%
Myriad Genetics [1]	880	30,087

Health Care Equipment & Supplies - 2.1%
Atrion Corporation	200	61,228

Health Care Providers & Services - 0.8%
Landauer	500	22,665

Total		113,980

Industrials – 18.5%
Air Freight & Logistics - 1.4%
Expeditors International of Washington	1,040	41,215

Commercial Services & Supplies - 1.5%
Heritage-Crystal Clean [1]	2,400	43,512

Machinery - 6.4%
Foster (L.B.) Company	640	29,984
Graco	576	43,050
RBC Bearings [1]	560	35,672
Spirax-Sarco Engineering	770	37,195
Valmont Industries	240	35,722

		181,623

Professional Services - 5.5%
Acacia Research	1,700	25,976
ManpowerGroup	560	44,145
Towers Watson & Co. Cl. A	392	44,708
Verisk Analytics Cl. A [1]	698	41,852

		156,681

Road & Rail - 2.6%
Landstar System	640	37,901
Patriot Transportation Holding [1]	960	34,608

		72,509

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies	640	30,874

Total		526,414

Information Technology – 14.7%
Electronic Equipment, Instruments & Components - 9.8%
Amphenol Corporation Cl. A	300	27,495
Anixter International	400	40,608
FARO Technologies [1]	600	31,800
IPG Photonics [1]	440	31,275
National Instruments	1,200	34,428
Orbotech [1]	1,000	15,390
Sutron Corporation [1]	6,700	36,515
Zebra Technologies Cl. A [1]	880	61,081

		278,592

IT Services - 1.9%
MasterCard Cl. A	710	53,037

Software - 1.7%
SimCorp	1,200	48,718

Technology Hardware, Storage & Peripherals - 1.3%
Western Digital	400	36,728

Total		417,075

Materials – 9.3%
Chemicals - 0.6%
Airgas	160	17,042

Containers & Packaging - 3.0%
Greif Cl. A	704	36,953
Mayr-Melnhof Karton	375	46,924

		83,877

Metals & Mining - 4.3%
Fresnillo	2,000	28,158
Pan American Silver	3,200	41,184
Reliance Steel & Aluminum	760	53,701

		123,043

Paper & Forest Products - 1.4%
Stella-Jones	1,400	38,891

Total		262,853

Miscellaneous [5] – 2.7%
Total		77,131

TOTAL COMMON STOCKS
(Cost $1,820,561)		2,463,156

REPURCHASE AGREEMENT – 13.6%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $387,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at $396,481)
(Cost $387,000)		387,000

TOTAL INVESTMENTS – 100.4%
(Cost $2,207,561)		2,850,156

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.4)%		(12,288)

NET ASSETS – 100.0%		$2,837,868

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY SELECT FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.3%

Consumer Discretionary – 13.6%
Auto Components - 1.3%
Tower International [1]	10,500	$285,810

Hotels, Restaurants & Leisure - 1.5%
Orient-Express Hotels Cl. A [1]	22,300	321,343

Household Durables - 6.1%
Dixie Group [1,7]	11,000	180,620
Installed Building Products [1]	20,000	279,000
M.D.C. Holdings	14,000	395,920
New Home Company [1]	20,000	284,800
ZAGG [1]	42,000	194,040

		1,334,380

Media - 0.5%
Ballantyne Strong [1]	22,000	103,180

Multiline Retail - 1.5%
Bon-Ton Stores (The)	5,000	54,900
J.C. Penney Company [1]	31,000	267,220

		322,120

Specialty Retail - 1.8%
Pacific Sunwear of California [1]	43,000	127,710
Zumiez [1]	11,500	278,760

		406,470

Textiles, Apparel & Luxury Goods - 0.9%
Quiksilver [1]	27,000	202,770

Total		2,976,073

Consumer Staples – 0.6%
Beverages - 0.3%
Truett-Hurst Cl. A [1]	13,500	66,690

Food Products - 0.3%
Inventure Foods [1]	5,000	69,900

Total		136,590

Energy – 11.2%
Energy Equipment & Services - 5.8%
C&J Energy Services [1,7]	9,000	262,440
Hercules Offshore [1]	54,000	247,860
Key Energy Services [1]	21,000	194,040
McDermott International [1]	32,500	254,150
Patterson-UTI Energy	9,500	300,960

		1,259,450

Oil, Gas & Consumable Fuels - 5.4%
Goodrich Petroleum [1]	15,500	245,210
Matador Resources [1]	10,000	244,900
Scorpio Tankers	18,000	179,460
Swift Energy [1]	29,500	317,420
Warren Resources [1]	42,000	201,600

		1,188,590

Total		2,448,040

Financials – 10.6%
Banks - 5.5%
First NBC Bank Holding Company [1]	7,000	244,020
Guaranty Bancorp [7]	7,000	99,750
Independent Bank Group [7]	7,300	428,875
TriState Capital Holdings [1]	16,000	227,360
Trustmark Corporation	8,000	202,800

		1,202,805

Insurance - 1.1%
MBIA [1]	17,500	244,825

Real Estate Investment Trusts (REITs) - 1.9%
LaSalle Hotel Properties	6,000	187,860
RAIT Financial Trust	26,500	224,985

		412,845

Real Estate Management & Development - 1.7%
Kennedy-Wilson Holdings	16,000	360,160

Thrifts & Mortgage Finance - 0.4%
Radian Group	6,000	90,180

Total		2,310,815

Health Care – 1.9%
Health Care Equipment & Supplies - 1.9%
Accuray [1]	22,000	211,200
OraSure Technologies [1]	25,000	199,250

Total		410,450

Industrials – 20.7%
Aerospace & Defense - 1.4%
Kratos Defense & Security Solutions [1]	41,000	309,140

Air Freight & Logistics - 1.1%
XPO Logistics [1]	8,500	249,985

Airlines - 1.5%
JetBlue Airways [1]	37,000	321,530

Building Products - 3.6%
Builders FirstSource [1]	18,500	168,535
NCI Building Systems [1]	16,000	279,360
Quanex Building Products	16,500	341,220

		789,115

Construction & Engineering - 0.5%
Ameresco Cl. A [1]	14,000	105,840

Electrical Equipment - 2.9%
General Cable	11,700	299,637
PowerSecure International [1]	14,000	328,160

		627,797

Machinery - 5.7%
Accuride Corporation [1]	72,500	321,175
Commercial Vehicle Group [1]	26,000	237,120
Hardinge	12,500	180,000
Meritor [1]	23,000	281,750
Mueller Water Products Cl. A	25,000	237,500

		1,257,545

Marine - 0.4%
Baltic Trading	16,000	100,960

Road & Rail - 1.7%
Arkansas Best	6,000	221,700
Swift Transportation Cl. A [1]	6,000	148,500

		370,200

Trading Companies & Distributors - 1.9%
Air Lease Cl. A [7]	11,000	410,190

Total		4,542,302

Information Technology – 28.4%
Communications Equipment - 3.8%
Extreme Networks [1]	72,500	420,500
Interphase Corporation [1]	15,000	82,500
Oclaro [1]	47,500	147,250
Westell Technologies Cl. A [1]	48,500	178,965

		829,215

Electronic Equipment, Instruments & Components - 2.9%
Audience [1]	15,500	193,750
II-VI [1]	14,000	216,020
Newport Corporation [1]	11,000	227,480

		637,250

IT Services - 1.7%
CIBER [1]	22,000	100,760
Datalink Corporation [1]	20,000	278,600

		379,360

Semiconductors & Semiconductor Equipment - 17.1%
Alpha & Omega Semiconductor [1]	15,000	110,400
Exar Corporation [1]	17,500	209,125
Fairchild Semiconductor International [1]	21,000	289,590
FormFactor [1]	24,000	153,360
Inphi Corporation [1,7]	11,000	176,990
Integrated Silicon Solution [1]	15,000	233,250
International Rectifier [1]	9,000	246,600
Intersil Corporation Cl. A	19,000	245,480
LTX-Credence Corporation [1]	29,000	258,390
MagnaChip Semiconductor [1]	2,500	34,850
Mattson Technology [1]	70,500	163,560
NeoPhotonics Corporation [1]	41,000	325,130
OmniVision Technologies [1]	11,000	194,700
RF Micro Devices [1]	38,000	299,440
Rubicon Technology [1]	21,500	242,735
Rudolph Technologies [1,7]	28,200	321,762
Spire Corporation [1,4]	36,000	36,000
SunEdison [1]	10,000	188,400

		3,729,762

Software - 0.6%
Smith Micro Software [1]	66,000	131,340

Technology Hardware, Storage & Peripherals - 2.3%
Logitech International	23,500	349,915
QLogic Corporation [1]	12,000	153,000

		502,915

Total		6,209,842

Materials – 8.2%
Chemicals - 2.9%
Kraton Performance Polymers [1]	11,600	303,224
OM Group	10,000	332,200

		635,424

Metals & Mining - 3.8%
AK Steel Holding Corporation [1]	53,000	382,660
Carpenter Technology	4,700	310,388
Commercial Metals	7,500	141,600

		834,648

Paper & Forest Products - 1.5%
Louisiana-Pacific Corporation [1]	19,000	320,530

Total		1,790,602

Miscellaneous [5] – 4.1%
Total		895,120

TOTAL COMMON STOCKS
(Cost $17,936,339)		21,719,834

REPURCHASE AGREEMENT – 1.5%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $334,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at $341,275)
(Cost $334,000)		334,000

TOTAL INVESTMENTS – 100.8%
(Cost $18,270,339)		22,053,834

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(175,219)

NET ASSETS – 100.0%		$21,878,615

SECURITIES SOLD SHORT
COMMON STOCKS – 5.6%
Consumer Discretionary – 3.2%
Hotels, Restaurants & Leisure - 0.8%
Fiesta Restaurant Group	1,200	$54,708
Life Time Fitness	1,500	72,150
SeaWorld Entertainment	1,500	45,345

		172,203

Specialty Retail - 2.4%
Brown Shoe	1,500	39,810
Genesco	500	37,285
Group 1 Automotive	1,000	65,660
Lithia Motors Cl. A	500	33,230
Lumber Liquidators Holdings	1,000	93,800
Penske Automotive Group	500	21,380
Restoration Hardware Holdings	500	36,795
Sonic Automotive Cl. A	2,000	44,960
Vitamin Shoppe	3,000	142,560

		515,480

Total		687,683

Consumer Staples – 0.6%
Food & Staples Retailing - 0.6%
Fresh Market (The)	1,500	50,400
Sprouts Farmers Markets	2,000	72,060

Total		122,460

Industrials – 0.4%
Building Products - 0.2%
Trex Company	500	36,580

Machinery - 0.2%
Flowserve Corporation	700	54,838

Total		91,418

Information Technology – 0.6%
Internet Software & Services - 0.6%
Zillow Cl. A	1,500	132,150

Total		132,150

Materials – 0.8%
Chemicals - 0.8%
CF Industries Holdings	700	182,448

Total		182,448

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,203,279)		$1,216,159

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL DIVIDEND VALUE FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.0%

Australia – 0.5%
Imdex [1]	80,000	$49,143

Total		49,143

Austria – 1.7%
Mayr-Melnhof Karton	700	87,591
Semperit AG Holding	1,500	80,687

Total		168,278

Belgium – 0.7%
EVS Broadcast Equipment	1,000	64,916

Total		64,916

Brazil – 5.5%
Brasil Brokers Participacoes	42,500	95,527
CETIP - Mercados Organizados	6,600	79,991
Eternit	14,000	51,520
Grendene	9,000	61,560
Iguatemi Empresa de Shopping Centers	4,000	38,361
MAHLE Metal Leve	6,200	65,033
Totvs	9,000	141,208

Total		533,200

Canada – 8.1%
Aimia	3,000	48,168
Alaris Royalty	2,000	54,093
Canadian Energy Services & Technology	1,209	31,354
Computer Modelling Group	2,700	71,218
E-L Financial	70	45,907
Gluskin Sheff + Associates	1,800	51,989
GMP Capital	11,000	73,930
KP Tissue	3,000	43,799
Major Drilling Group International	7,500	58,073
Pan American Silver	5,700	73,359
Sprott	22,500	73,474
Stella-Jones	3,840	106,673
Trican Well Service	4,200	53,151

Total		785,188

Chile – 1.9%
Forus	15,000	67,014
Inversiones La Construccion	5,000	67,471
Sonda	20,000	48,507

Total		182,992

China – 1.2%
Daphne International Holdings	125,000	51,039
Pacific Online	105,000	65,113

Total		116,152

Cyprus – 0.8%
Globaltrans Investment GDR	7,000	80,723

Total		80,723

Denmark – 0.8%
Matas [1]	2,600	72,926

Total		72,926

Finland – 2.2%
F-Secure	23,100	76,439
Nokian Renkaat	1,700	68,892
Tieto	2,500	64,325

Total		209,656

France – 3.6%
Alten	1,000	53,738
bioMerieux	400	43,876
Gaztransport Et Technigaz [1]	900	58,262
Nexity	2,200	94,421
Vetoquinol	1,900	99,163

Total		349,460

Germany – 2.6%
Amadeus Fire	800	70,168
Aurelius	1,900	72,392
Nemetschek	700	57,864
Pfeiffer Vacuum Technology	430	52,526

Total		252,950

Hong Kong – 11.4%
Bonjour Holdings	215,000	38,611
Bosideng International Holdings	224,000	33,804
Dickson Concepts (International)	105,000	60,917
Giordano International	40,000	25,884
Goldlion Holdings	80,000	37,134
Le Saunda Holdings	120,000	57,397
Lung Kee (Bermuda) Holdings	150,000	53,446
Midland Holdings [1]	185,000	98,565
New World Department Store China	135,000	65,126
Oriental Watch Holdings	207,000	51,521
Pacific Textiles Holdings	52,500	68,905
Pico Far East Holdings	175,000	49,951
Regent Manner International Holdings	437,000	73,830
Stella International Holdings	35,000	83,687
Television Broadcasts	15,000	90,232
Value Partners Group	120,000	72,249
VTech Holdings	3,000	38,585
Win Hanverky Holdings	276,000	39,145
Xtep International Holdings	150,000	64,422

Total		1,103,411

India – 0.9%
Graphite India	58,000	86,110

Total		86,110

Indonesia – 0.7%
Selamat Sempurna	200,000	71,013

Total		71,013

Israel – 0.8%
Hilan	10,000	76,989

Total		76,989

Italy – 0.8%
DiaSorin	1,000	42,911
Recordati	2,000	35,027

Total		77,938

Japan – 4.7%
Dr.Ci:Labo	1,600	49,542
EPS Corporation	6,000	65,285
Hogy Medical	1,100	56,511
Miraial	3,500	49,343
Moshi Moshi Hotline	7,500	68,833
Santen Pharmaceutical	1,000	44,291
TOTO	4,000	55,364
USS	5,000	70,079

Total		459,248

Malaysia – 3.9%
CB Industrial Product Holding	75,000	102,082
Media Chinese International	225,000	62,748
Media Prima	85,000	61,298
Padini Holdings	125,000	73,149
Silverlake Axis	115,000	79,971

Total		379,248

Mexico – 2.3%
Bolsa Mexicana de Valores	40,000	78,986
Fresnillo	6,800	95,737
Industrias Bachoco ADR	1,000	43,650

Total		218,373

Netherlands – 1.2%
Exact Holding	2,000	76,069
Hunter Douglas	900	43,363

Total		119,432

New Zealand – 0.5%
Trade Me	14,000	49,620

Total		49,620

Norway – 2.3%
Ekornes	1,800	28,550
Fred. Olsen Energy	1,700	56,709
Oslo Bors VPS Holding	5,000	60,540
TGS-NOPEC Geophysical	2,500	81,947

Total		227,746

Poland – 0.5%
Warsaw Stock Exchange	4,000	52,002

Total		52,002

Singapore – 2.4%
ARA Asset Management	39,050	57,255
ComfortDelGro Corporation	40,000	63,190
CSE Global	80,000	37,589
Pan-United Corporation	94,000	78,519

Total		236,553

South Africa – 6.6%
Afrimat	55,600	74,988
AVI	6,400	34,357
Blue Label Telecoms	100,000	82,617
Cashbuild	4,500	58,309
Coronation Fund Managers	11,200	105,094
Foschini Group (The)	6,000	61,071
Gold Fields ADR	12,200	45,018
JSE	6,000	54,231
Lewis Group	8,500	46,744
Raubex Group	36,000	75,793

Total		638,222

South Korea – 0.7%
GS Home Shopping	135	30,115
Hanssem	600	39,554

Total		69,669

Sweden – 0.4%
Bjoern Borg	9,100	36,409

Total		36,409

Switzerland – 5.1%
Belimo Holding	20	55,436
Forbo Holding	110	115,597
Kaba Holding	150	71,696
LEM Holding	80	63,613
Transocean	1,600	66,144
VZ Holding	335	56,862
Zehnder Group	1,500	65,881

Total		495,229

Turkey – 0.6%
Mardin Cimento Sanayii	30,000	61,108

Total		61,108

United Arab Emirates – 0.9%
Aramex	92,000	82,641

Total		82,641

United Kingdom – 11.1%
Ashmore Group	17,500	97,135
Aveva Group	1,312	45,862
Clarkson	1,900	77,680
Close Brothers Group	1,200	28,285
Consort Medical	4,200	65,559
De La Rue	2,700	36,719
Diploma	2,500	29,898
Domino Printing Sciences	7,000	92,066
E2V Technologies	21,500	55,940
Fidessa Group	1,800	76,114
Homeserve	14,000	73,672
Hyder Consulting	4,000	28,352
Investec	5,000	40,473
Jupiter Fund Management	11,500	76,973
Latchways	4,000	68,812
Michael Page International	3,500	28,681
Rathbone Brothers	700	21,165
RIT Capital Partners	1,000	22,322
Spirax-Sarco Engineering	950	45,891
Victrex	2,000	67,100

Total		1,078,699

United States – 8.6%
Cabot Corporation	1,000	59,060
Commercial Metals	3,825	72,216
Expeditors International of Washington	1,100	43,593
FLIR Systems	3,250	117,000
Fresh Del Monte Produce	2,300	63,411
Haynes International	900	48,600
KBR	2,200	58,696
Lindsay Corporation	900	79,362
National Instruments	2,000	57,380
National Research Cl. B [1]	1,600	70,208
WaterFurnace Renewable Energy	4,500	83,161
Western Union	4,700	76,892

Total		829,579

TOTAL COMMON STOCKS
(Cost $8,627,377)		9,314,823

REPURCHASE AGREEMENT – 4.8%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $464,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at $476,781)
(Cost $464,000)		464,000

TOTAL INVESTMENTS – 100.8%
(Cost $9,091,377)		9,778,823

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(77,418)

NET ASSETS – 100.0%		$9,701,405

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 104.1%

Australia – 6.1%
Collection House	46,400	$78,763
Imdex [1]	76,000	46,685
Programmed Maintenance Services	23,100	62,157
TFS Corporation	48,851	75,333
Webjet	9,700	24,742

Total		287,680

Austria – 0.8%
Zumtobel	1,500	37,188

Total		37,188

Bahamas – 0.8%
Steiner Leisure [1]	800	37,000

Total		37,000

Belgium – 1.3%
EVS Broadcast Equipment	700	45,441
Picanol Group [1]	400	15,719

Total		61,160

Bermuda – 1.1%
Northern Offshore	35,000	51,017

Total		51,017

Brazil – 1.3%
Brasil Brokers Participacoes	18,400	41,357
Brasil Insurance Participacoes e
Administracao	3,900	19,612

Total		60,969

Canada – 7.7%
AirBoss of America	5,600	40,018
Amaya Gaming Group [1]	4,600	31,000
Contrans Group Cl. A	5,400	61,303
HNZ Group	1,200	23,805
Lassonde Industries Cl. A	210	20,800
Magellan Aerospace	15,300	121,514
MTY Food Group	1,200	32,955
Total Energy Services	2,000	34,916

Total		366,311

Chile – 0.6%
Forus	6,200	27,699

Total		27,699

China – 2.5%
Daphne International Holdings	59,500	24,294
Pacific Online	110,000	68,214
Qunxing Paper Holdings [6]	41,000	529
SinoMedia Holdings	30,000	25,279

Total		118,316

Denmark – 0.5%
Zealand Pharma [1]	1,900	24,193

Total		24,193

France – 2.0%
Aufeminin.com [1]	600	26,641
Neurones	2,100	43,675
Tessi	200	24,085

Total		94,401

Germany – 4.4%
Amadeus Fire	400	35,084
Bertrandt	200	30,659
LPKF Laser & Electronics	1,600	37,514
Nemetschek	600	49,598
RIB Software	3,400	53,005

Total		205,860

Hong Kong – 13.0%
Anxin-China Holdings	156,000	24,135
China Metal International Holdings	145,000	42,996
Comba Telecom Systems Holdings [1]	100,000	26,453
Embry Holdings	35,000	21,005
Goldlion Holdings	115,000	53,380
I.T	179,000	47,078
Le Saunda Holdings	82,100	39,269
Lung Kee (Bermuda) Holdings	92,000	32,780
Midland Holdings [1]	80,000	42,623
Oriental Watch Holdings	260,800	64,911
Pico Far East Holdings	338,000	96,477
Regent Manner International Holdings	250,000	42,237
Sitoy Group Holdings	60,000	34,202
Tse Sui Luen Jewellery (International)	61,000	22,652
Xtep International Holdings	60,000	25,769

Total		615,967

India – 4.9%
AIA Engineering	3,200	29,994
eClerx Services	2,000	35,655
FAG Bearings India	500	15,806
Graphite India	26,200	38,898
Infotech Enterprises	9,100	49,139
McLeod Russel India	6,900	35,253
Persistent Systems	1,600	28,130

Total		232,875

Indonesia – 1.7%
Selamat Sempurna	158,600	56,314
Sri Rejeki Isman [1]	1,335,000	26,169

Total		82,483

Israel – 0.7%
Sarine Technologies	17,000	33,588

Total		33,588

Japan – 18.8%
Asahi Company	2,500	33,802
BML	1,500	56,229
C. Uyemura & Co.	1,500	74,183
Freund Corporation	5,400	61,495
G-Tekt Corporation	2,400	29,764
Mandom Corporation	900	32,486
Milbon	900	29,894
Miraial	5,300	74,719
Nishikawa Rubber	2,900	49,038
Nitto Kohki	2,600	47,917
Obara Group	1,800	67,268
Relo Holdings	700	38,116
Ryobi	7,000	21,307
Tokai Corporation/Gifu	1,400	39,995
Trancom	2,100	81,764
YAMADA Consulting Group	2,000	39,680
Zuiko Corporation	1,800	108,297

Total		885,954

Malaysia – 4.2%
Asia Brands	32,200	39,555
CB Industrial Product Holding	39,300	53,491
Coastal Contracts	26,200	40,598
Media Chinese International	126,800	35,362
Padini Holdings	50,000	29,259

Total		198,265

Netherlands – 0.8%
Exact Holding	1,000	38,035

Total		38,035

Norway – 1.3%
Borregaard	4,300	28,822
Spectrum	5,500	34,878

Total		63,700

Philippines – 1.7%
Asian Terminals	108,100	26,805
GMA Holdings PDR	306,000	53,220

Total		80,025

Singapore – 3.0%
Hour Glass (The)	28,000	37,218
Pan-United Corporation	46,000	38,424
Parkson Retail Asia	36,000	26,902
Sheng Siong Group	80,000	37,828

Total		140,372

South Africa – 3.0%
Blue Label Telecoms	48,000	39,656
Ellies Holdings [1]	80,900	32,828
Metrofile Holdings	144,000	67,412

Total		139,896

South Korea – 4.8%
Eugene Technology	4,002	82,034
Handsome	1,200	29,807
Huvis Corporation	8,700	85,561
Samjin Pharmaceutical	1,640	27,598

Total		225,000

Sri Lanka – 1.0%
Distilleries Company of Sri Lanka	30,000	46,593

Total		46,593

Sweden – 0.9%
Nolato Cl. B	1,700	42,901

Total		42,901

Switzerland – 2.0%
Inficon Holding	65	24,090
VZ Holding	200	33,948
Zehnder Group	800	35,136

Total		93,174

Taiwan – 1.9%
Makalot Industrial	7,500	41,715
Silicon Motion Technology ADR	2,900	48,662

Total		90,377

Thailand – 1.6%
MC Group	82,200	40,780
RS	135,000	36,086

Total		76,866

United Arab Emirates – 1.0%
Aramex	52,000	46,710

Total		46,710

United Kingdom – 8.7%
Clarkson	1,800	73,591
Consort Medical	3,200	49,950
E2V Technologies	22,500	58,542
Games Workshop Group	3,900	33,708
Hogg Robinson Group	12,200	15,879
Hyder Consulting	2,500	17,720
Latchways	3,200	55,050
Luxfer Holdings ADR	2,400	46,992
Severfield-Rowen [1]	40,000	37,703
Vitec Group (The)	2,000	20,379

Total		409,514

TOTAL COMMON STOCKS
(Cost $4,610,385)		4,914,089

PREFERRED STOCK– 0.7%
Brazil – 0.7%
Contax Participacoes	20,000	29,176

(Cost $30,220)		29,176

REPURCHASE AGREEMENT – 5.7%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $271,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at $281,050)
(Cost $271,000)		271,000

TOTAL INVESTMENTS – 110.5%
(Cost $4,911,605)		5,214,265

LIABILITIES LESS CASH
AND OTHER ASSETS – (10.5)%		(494,268)

NET ASSETS – 100.0%		$4,719,997

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.3%

Austria – 4.7%
Mayr-Melnhof Karton	2,550	$319,083
Semperit AG Holding	5,800	311,989

Total		631,072

Belgium – 2.3%
EVS Broadcast Equipment	4,800	311,598

Total		311,598

Bermuda – 2.2%
Signet Jewelers	2,800	296,408

Total		296,408

Brazil – 6.1%
CETIP - Mercados Organizados	22,500	272,697
LPS Brasil Consultoria de Imoveis	45,000	255,840
Totvs	18,800	294,967

Total		823,504

China – 1.7%
Daphne International Holdings	580,000	236,820

Total		236,820

Finland – 2.2%
Nokian Renkaat	7,300	295,831

Total		295,831

France – 5.4%
Societe BIC	1,100	144,553
Stallergenes	4,000	324,914
Virbac	1,200	267,992

Total		737,459

Germany – 8.9%
Carl Zeiss Meditec	8,110	227,712
Fielmann	1,280	172,107
KWS Saat	950	344,292
LPKF Laser & Electronics	9,300	218,051
STRATEC Biomedical	5,700	247,662

Total		1,209,824

Hong Kong – 5.8%
Pico Far East Holdings	800,000	228,348
Stella International Holdings	134,000	320,400
Television Broadcasts	40,000	240,620

Total		789,368

India – 1.8%
Bajaj Finance	8,000	240,164

Total		240,164

Italy – 1.9%
Recordati	15,000	262,704

Total		262,704

Japan – 5.4%
FamilyMart	5,300	232,644
MISUMI Group	9,000	248,896
USS	17,500	245,278

Total		726,818

Malaysia – 5.1%
Media Chinese International	900,000	250,993
Media Prima	341,800	246,489
Silverlake Axis	273,800	190,400

Total		687,882

Norway – 1.8%
TGS-NOPEC Geophysical	7,600	249,120

Total		249,120

South Africa – 2.2%
Metrofile Holdings	630,000	294,928

Total		294,928

South Korea – 1.1%
Binggrae	1,700	146,875

Total		146,875

Switzerland – 11.7%
Belimo Holding	95	263,321
Forbo Holding	270	283,738
Kaba Holding	600	286,786
LEM Holding	253	201,175
Partners Group Holding	1,000	281,225
VZ Holding	1,600	271,581

Total		1,587,826

United Kingdom – 26.0%
Abcam	40,000	259,435
Ashmore Group	55,000	305,282
Aveva Group	7,609	265,981
Clarkson	8,700	355,691
Consort Medical	18,200	284,091
Domino Printing Sciences	20,000	263,047
Elementis	60,500	289,464
Fidessa Group	4,500	190,286
Lancashire Holdings	17,500	199,704
Latchways	16,000	275,249
Oxford Instruments	9,000	190,364
Rotork	5,800	256,685
Spirax-Sarco Engineering	3,200	154,579
Victrex	7,000	234,850

Total		3,524,708

TOTAL COMMON STOCKS
(Cost $11,949,712)		13,052,909

REPURCHASE AGREEMENT – 2.1%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $285,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at $291,088)
(Cost $285,000)		285,000

TOTAL INVESTMENTS – 98.4%
(Cost $12,234,712)		13,337,909

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.6%		221,971

NET ASSETS – 100.0%		$13,559,880

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 90.3%

Consumer Discretionary – 26.4%
Auto Components - 3.8%
Lear Corporation	91,900	$7,693,868

Distributors - 3.0%
Genuine Parts	71,100	6,175,035

Media - 1.8%
Scripps Networks Interactive Cl. A	49,700	3,772,727

Multiline Retail - 4.8%
Nordstrom	157,500	9,835,875

Specialty Retail - 11.6%
Bed Bath & Beyond [1]	142,000	9,769,600
Gap (The)	213,500	8,552,810
Staples	492,000	5,579,280

		23,901,690

Textiles, Apparel & Luxury Goods - 1.4%
Coach	58,300	2,895,178

Total		54,274,373

Energy – 8.8%
Energy Equipment & Services - 4.2%
Helmerich & Payne	80,000	8,604,800

Oil, Gas & Consumable Fuels - 4.6%
Occidental Petroleum	98,500	9,386,065

Total		17,990,865

Financials – 5.6%
Capital Markets - 5.6%
Franklin Resources	153,300	8,305,794
T. Rowe Price Group	39,800	3,277,530

Total		11,583,324

Health Care – 10.9%
Health Care Equipment & Supplies - 6.4%
Medtronic	102,600	6,314,004
Stryker Corporation	83,800	6,827,186

		13,141,190

Health Care Providers & Services - 4.2%
Quest Diagnostics	148,600	8,606,912

Pharmaceuticals - 0.3%
Johnson & Johnson	7,300	717,079

Total		22,465,181

Industrials – 19.2%
Aerospace & Defense - 1.0%
Raytheon Company	22,000	2,173,380

Construction & Engineering - 2.3%
Fluor Corporation	61,200	4,757,076

Electrical Equipment - 4.7%
Emerson Electric	145,000	9,686,000

Industrial Conglomerates - 1.9%
3M	28,500	3,866,310

Machinery - 9.3%
Dover Corporation	71,500	5,845,125
Illinois Tool Works	74,300	6,042,819
Parker Hannifin	60,000	7,182,600

		19,070,544

Total		39,553,310

Information Technology – 19.4%
Communications Equipment - 4.2%
Cisco Systems	380,000	8,515,800

Semiconductors & Semiconductor Equipment - 6.6%
Analog Devices	13,000	690,820
Intel Corporation	124,000	3,200,440
KLA-Tencor	140,000	9,679,600

		13,570,860

Software - 6.7%
Microsoft Corporation	245,000	10,042,550
Symantec Corporation	187,500	3,744,375

		13,786,925

Technology Hardware, Storage & Peripherals - 1.9%
SanDisk Corporation	48,400	3,929,596

Total		39,803,181

TOTAL COMMON STOCKS
(Cost $153,566,843)		185,670,234

REPURCHASE AGREEMENT – 9.7%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $19,845,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at
$20,245,638)
(Cost $19,845,000)		19,845,000

TOTAL INVESTMENTS – 100.0%
(Cost $173,411,843)		205,515,234

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.0%		5,974

NET ASSETS – 100.0%		$205,521,208

[1]	Non-income producing.
[2]
At March 31, 2014, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[3]	All or a portion of these securities were on loan at March 31, 2014. Total market value of loaned securities as of March 31, 2014, was as follows:

Market Value
Royce Pennsylvania Mutual Fund	$47,012,566
Royce Micro-Cap Fund	13,695,521
Royce Premier Fund	180,310,426
Royce Low-Priced Stock Fund	30,763,489
Royce Total Return Fund	9,586,919
Royce Heritage Fund	1,102,732
Royce Opportunity Fund	91,906,243
Royce Special Equity Fund	109,148
Royce Value Fund	9,412,469
Royce Value Plus Fund	55,629,941
Royce Dividend Value Fund	477,863
Royce Global Value Fund	12,562,453

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2014 and less than 1% of net assets.
[6]
Securities for which market quotations are not readily available represent 0.1% and 0.0% of net assets for Royce Micro-Cap Fund and Royce International Micro-Cap Fund, respectively. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[7]	All or a portion of these securities have been segregated as collateral for short sales.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

Tax Information:
 At March, 31, 2014, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Royce Pennsylvania Mutual Fund	$4,717,715,634	$2,406,313,225	$2,587,025,674	$180,712,449
Royce Micro-Cap Fund	612,821,098	180,660,735	236,864,773	56,204,038
Royce Premier Fund	4,394,190,228	2,623,252,156	2,875,740,979	252,488,823
Royce Low-Priced Stock Fund	915,177,782	296,973,584	397,327,011	100,353,427
Royce Total Return Fund	3,521,307,182	1,865,792,149	1,984,271,510	118,479,361
Royce Heritage Fund	288,362,772	79,452,238	86,466,461	7,014,223
Royce Opportunity Fund	2,135,450,933	610,822,503	741,687,481	130,864,978
Royce Special Equity Fund	2,588,583,408	874,556,663	883,625,088	9,068,425
Royce Select Fund I	34,221,800	12,141,809	12,489,072	347,263
Royce Value Fund	847,855,663	281,147,178	309,247,563	28,100,385
Royce Value Plus Fund	930,415,615	344,925,328	370,170,565	25,245,237
Royce 100 Fund	201,461,139	87,286,499	89,077,113	1,790,614
Royce Micro-Cap Discovery Fund	4,922,947	783,593	879,458	95,865
Royce Financial Services Fund	52,387,395	10,156,004	10,902,666	746,662
Royce Dividend Value Fund	504,225,747	134,077,284	147,424,422	13,347,138
Royce Select Fund II	4,750,921	335,553	560,826	225,273
Royce European Smaller-Companies Fund	29,504,582	3,724,616	4,717,070	992,454
Royce Global Value Fund	223,108,870	(9,561,903)	29,751,102	39,313,005
Royce Enterprise Select Fund	2,426,488	287,324	294,331	7,007
Royce SMid-Cap Value Fund	10,237,232	2,489,890	3,036,976	547,086
Royce International Smaller-Companies Fund	51,388,273	3,076,767	5,462,751	2,385,984
Royce Focus Value Fund	9,614,223	1,955,183	2,174,288	219,105
Royce Partners Fund	2,207,565	642,591	679,949	37,358
Royce Opportunity Select Fund	17,088,554	3,749,121	4,114,477	365,356
Royce Global Dividend Value Fund	9,129,375	649,448	1,293,432	643,984
Royce International Micro-Cap Fund	4,922,107	292,158	657,352	365,194
Royce International Premier Fund	12,235,272	1,102,637	1,562,369	459,732
Royce Special Equity Multi-Cap Fund	173,429,583	32,085,651	33,465,879	1,380,228

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) or at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2014. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Pennsylvania Mutual Fund
Common Stocks	$6,644,538,923	$114,710,760	$–	$6,759,249,683
Cash Equivalents	48,865,176	315,914,000	–	364,779,176
Royce Micro-Cap Fund
Common Stocks	705,009,782	42,824,838	1,049,127	748,883,747
Cash Equivalents	14,315,086	30,283,000	–	44,598,086
Royce Premier Fund
Common Stocks	6,594,251,259	136,843,055	–	6,731,094,314
Cash Equivalents	178,712,070	107,636,000	–	286,348,070
Royce Low-Priced Stock Fund
Common Stocks	980,321,997	177,553,196	–	1,157,875,193
Cash Equivalents	30,931,173	23,345,000	–	54,276,173
Royce Total Return Fund
Common Stocks	4,840,226,835	193,162,277	–	5,033,389,112
Corporate Bonds	–	3,929,400	–	3,929,400
Cash Equivalents	9,721,819	340,059,000	–	349,780,819
Royce Heritage Fund
Common Stocks	290,595,822	55,229,582	–	345,825,404
Cash Equivalents	1,144,606	20,845,000	–	21,989,606
Royce Opportunity Fund
Common Stocks	2,473,615,814	5,941,436	–	2,479,557,250
Cash Equivalents	94,800,186	171,916,000	–	266,716,186
Royce Special Equity Fund
Common Stocks	3,015,957,725	4,456,560	–	3,020,414,285
Cash Equivalents	112,786	442,613,000	–	442,725,786
Royce Select Fund I
Common Stocks	41,355,909	963,700	–	42,319,609
Cash Equivalents	–	4,044,000	–	4,044,000
Royce Value Fund
Common Stocks	1,106,267,692	–	–	1,106,267,692
Cash Equivalents	9,411,149	13,324,000	–	22,735,149
Royce Value Plus Fund
Common Stocks	1,119,892,175	33,358,017	–	1,153,250,192
Cash Equivalents	56,485,751	65,605,000	–	122,090,751
Royce 100 Fund
Common Stocks	270,637,638	–	–	270,637,638
Cash Equivalents	–	18,110,000	–	18,110,000
Royce Micro-Cap Discovery Fund
Common Stocks	5,301,540	–	–	5,301,540
Cash Equivalents	–	405,000	–	405,000
Royce Financial Services Fund
Common Stocks	39,185,467	13,097,932	–	52,283,399
Cash Equivalents	–	10,260,000	–	10,260,000
Royce Dividend Value Fund
Common Stocks	534,399,878	78,232,772	–	612,632,650
Cash Equivalents	494,381	25,176,000	–	25,670,381
Royce Select Fund II
Common Stocks	2,440,947	2,609,058	–	5,050,005
Cash Equivalents	–	255,000	–	255,000
Royce European Smaller-Companies Fund
Common Stocks	1,183,113	29,974,085	–	31,157,198
Cash Equivalents	–	2,072,000	–	2,072,000
Royce Global Value Fund
Common Stocks	91,295,020	105,535,542	–	196,830,562
Cash Equivalents	12,660,405	4,056,000	–	16,716,405
Royce Enterprise Select Fund
Common Stocks	1,891,819	49,168	–	1,940,987
Fixed Income	49,825	–	–	49,825
Cash Equivalents	–	723,000	–	723,000
Royce SMid-Cap Value Fund
Common Stocks	10,125,802	1,527,320	–	11,653,122
Cash Equivalents	–	1,074,000	–	1,074,000
Royce International Smaller-Companies Fund
Common Stocks	6,325,174	45,922,866	–	52,248,040
Cash Equivalents	–	2,217,000	–	2,217,000
Royce Focus Value Fund
Common Stocks	10,278,711	842,482	–	11,121,193
Fixed Income	118,213	–	–	118,213
Cash Equivalents	–	330,000	–	330,000
Royce Partners Fund
Common Stocks	1,980,409	482,747	–	2,463,156
Cash Equivalents	–	387,000	–	387,000
Royce Opportunity Select Fund
Common Stocks	21,683,834	36,000	–	21,719,834
Cash Equivalents	–	334,000	–	334,000
Royce Global Dividend Value Fund
Common Stocks	2,760,548	6,554,275	–	9,314,823
Cash Equivalents	–	464,000	–	464,000
Royce International Micro-Cap Fund
Common Stocks	641,340	4,272,220	529	4,914,089
Preferred Stocks	–	29,176	–	29,176
Cash Equivalents	–	271,000	–	271,000
Royce International Premier Fund
Common Stocks	1,119,912	11,932,997	–	13,052,909
Cash Equivalents	–	285,000	–	285,000
Royce Special Equity Multi-Cap Fund
Common Stocks	185,670,234	–	–	185,670,234
Cash Equivalents	–	19,845,000	–	19,845,000

Short positions:

	Level 1	Level 2	Level 3	Total
Royce Select Fund II
Common Stocks	$(158,526)	$–	$–	$(158,526)
Fixed Income	(60,005)	–	–	(60,005)
Royce Opportunity Select Fund
Common Stocks	(1,216,159)	–	–	(1,216,159)

For the three months ended March 31, 2014, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Funds recognize transfers between levels as of the end of the reporting period. At March 31, 2014, the following Funds had securities transfer from Level 1 to Level 2 within the fair value hierarchy:

	Transfers from		Transfers from
	Level 1		Level 1
	to Level 2		to Level 2
Royce Pennsylvania Mutual Fund	$79,420,781	Royce Select Fund II	$1,653,952
Royce Micro-Cap Fund	41,676,413	Royce European Smaller-Companies Fund	28,451,140
Royce Premier Fund	125,765,843	Royce Global Value Fund	103,006,506
Royce Low-Priced Stock Fund	177,553,196	Royce SMid-Cap Value Fund	993,184
Royce Total Return Fund	144,498,068	Royce International Smaller-Companies Fund	43,906,010
Royce Heritage Fund	49,053,236	Royce Focus Value Fund	562,495
Royce Opportunity Fund	5,273,916	Royce Partners Fund	482,747
Royce Select Fund Fund I	963,700	Royce Global Dividend Value Fund	6,327,449
Royce Value Plus Fund	28,595,858	Royce International Micro-Cap Fund	4,003,532
Royce Financial Services Fund	12,675,100	Royce International Premier Fund	11,310,978
Royce Dividend Value Fund	75,893,307

Level 3 Reconciliation:
			Realized and Unrealized
	Balance as of 12/31/13	Sales	Gain (Loss)	Balance as of 3/31/14
Royce Micro-Cap Fund
Common Stocks	$411,368	–	$637,759	$1,049,127
Royce Financial Services Fund
Common Stocks	0	0	–	–
Royce International Micro-Cap Fund
Common Stocks	529	–	–	529

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:
The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2014:

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/13	12/31/13	Purchases	Sales	(Loss)	Income	3/31/14	3/31/14
Royce Pennsylvania Mutual Fund
America’s Car-Mart	711,516	$30,047,321	$–	$–	$–	$–	711,516	$26,126,867
DTS	1,044,829	25,054,999	–	–	–	–	1,044,829	20,645,821
Fabrinet[1]	1,727,113	35,509,443	1,852,750	3,107,356	19,577	–
Key Tronic	697,735	7,689,040	1,117	–	–	–	697,835	7,271,441
Landauer	492,200	25,894,642	1,375,615	–	–	285,285	518,700	23,512,671
PICO Holdings	1,056,784	24,422,278	4,823,236	–	–	–	1,249,784	32,481,886
Preformed Line Products	349,478	25,567,810	182,411	–	–	70,496	352,478	24,162,367
Stanley Furniture	962,235	3,694,982	–	–	–	–	962,235	2,636,524
Weyco Group	590,500	17,378,415	–	–	–	106,290	590,500	15,955,310
		195,258,930			19,577	462,071		152,792,887
Royce Micro-Cap Fund
Key Technology	370,814	5,313,765	–	–	–	–	370,814	4,846,539
Lincoln Educational Services[1]	1,295,222	6,450,206	–	1,203,160	(707,621)	84,038
Truett-Hurst Cl. A	191,900	800,223	–	–	–	–	191,900	947,986
		12,564,194			(707,621)	84,038		5,794,525
Royce Premier Fund
Acacia Research	3,152,289	45,834,282	4,911,457	–	–	437,669	3,501,351	53,500,643
Benchmark Electronics	2,843,900	65,637,212	–	–	–	–	2,843,900	64,414,335
Cabot Microelectronics	1,720,272	78,616,431	–	6,466,139	2,682,663	–	1,503,672	66,161,568
Cal-Maine Foods[1]	1,721,686	103,697,148	–	758,768	802,907	621,529
Cirrus Logic	4,420,181	90,304,298	21,906,297	–	–	–	5,620,200	111,673,374
Fairchild Semiconductor International	6,833,112	91,222,045	–	1,584,140	(184,704)	–	6,733,112	92,849,614
Globe Specialty Metals	5,532,472	99,639,821	–	–	–	414,935	5,532,472	115,186,067
Kennedy-Wilson Holdings	3,073,344	68,381,904	40,777,309	–	–	426,448	4,788,314	107,784,948
Medicines Company (The)	2,753,525	106,341,135	24,734,390	–	–	–	3,579,188	101,720,523
MKS Instruments	3,071,910	91,972,985	3,799,000	–	–	507,506	3,196,910	95,555,640
Myriad Genetics	6,343,965	133,096,386	–	–	–	–	6,343,965	216,900,163
Pan American Silver	8,194,097	95,870,935	5,391,766	–	–	895,220	8,575,597	110,367,934
Sanderson Farms	1,329,008	96,127,148	–	1,624,956	336,096	265,802	1,304,008	102,351,588
Schnitzer Steel Industries Cl. A	2,008,038	65,602,602	–	–	–	376,507	2,008,038	57,931,896
Semperit AG Holding	1,917,496	94,951,140	1,032,745	–	–	–	1,937,496	104,220,361
Silver Standard Resources[1]	4,115,069	28,640,880	–	1,748,555	(928,529)	–
Simpson Manufacturing	2,705,933	99,388,919	–	–	–	–	2,705,933	95,600,613
Strayer Education	1,018,485	35,107,178	–	–	–	–	1,018,485	47,288,258
Thor Industries	4,216,757	232,891,489	–	–	–	969,854	4,216,757	257,475,183
Trican Well Service	8,077,100	98,696,878	5,451,545	–	–	–	8,527,100	107,909,660
Unit Corporation	2,810,073	145,055,968	–	–	–	–	2,810,073	183,722,573
Woodward	3,806,024	173,592,755	–	–	–	304,482	3,806,024	158,064,177
		2,140,669,539			2,708,433	5,219,952		2,250,679,118
Royce Low-Priced Stock Fund
Gladstone Land	501,200	8,119,440	–	–	–	45,108	501,200	7,086,968
Seabridge Gold[1]	2,476,592	18,079,122	–	2,711,514	(410,491)	–
Universal Technical Institute	1,468,679	20,429,325	–	2,661,378	(778,175)	137,915	1,329,151	17,212,506
WaterFurnace Renewable Energy	814,500	18,394,780	–	–	–	173,081	814,500	15,052,225
		65,022,667			(1,188,666)	356,104		39,351,699
Royce Total Return Fund
Barry (R.G.)	1,045,808	20,184,094	–	–	–	104,581	1,045,808	19,744,855
Chase Corporation	773,974	27,321,282	–	–	–	–	773,974	24,403,400
Houston Wire & Cable	1,216,073	16,271,057	558,665	–	–	135,165	1,259,025	16,530,998
Mueller (Paul) Company	116,700	3,571,020	–	–	–	–	116,700	4,918,905
Peapack-Gladstone Financial	604,692	11,549,617	–	–	–	30,235	604,692	13,303,224
Starrett (L.S.) Company (The) Cl. A	529,400	7,713,358	–	–	–	52,940	529,400	8,433,342
Village Super Market Cl. A	732,024	22,700,064	–	1,062,679	(185,480)	–	700,420	18,491,088
		109,310,492			(185,480)	322,921		105,825,812
Royce Opportunity Fund
BTU International	723,141	2,111,572	51,975	–	–	–	739,941	2,316,015
CTPartners Executive Search	483,837	2,709,487	106,846	–	–	–	501,337	5,459,560
Dixie Group	802,653	10,595,020	–	517,901	(2,078)	–	767,753	12,606,504
Hardinge	629,571	9,109,892	–	–	–	12,591	629,571	9,065,822
Interphase Corporation	384,001	1,488,004	94,244	–	–	–	404,503	2,224,766
Kid Brands[1]	1,202,959	1,227,018	–	742,080	(610,638)	–
LMI Aerospace	651,335	9,600,678	547,017	–	–	–	690,835	9,740,774
Magnetek	166,017	3,971,127	367,271	–	–	–	184,863	3,512,397
Pericom Semiconductor	1,380,517	12,231,381	265,994	–	–	–	1,410,617	11,045,131
Planar Systems	1,625,599	4,129,021	–	142,608	(111,248)	–	1,614,099	3,308,903
SigmaTron International	354,872	3,140,617	–	91,041	(19,563)	–	348,672	4,180,577
Spire Corporation	660,120	316,924	5,154	–	–	–	667,520	667,520
TRC Companies	1,712,926	12,230,292	–	–	–	–	1,712,926	11,390,958
		72,861,033			(743,527)	12,591		75,518,927
Royce Special Equity Fund
Arden Group Cl. A1	243,000	30,741,930	–	17,835,615	12,903,784	–
Atrion Corporation	167,000	49,473,750	–	1,753,812	1,153,505	105,864	157,627	48,255,930
AVX Corporation	9,298,500	129,528,105	9,332,702	–	–	921,549	10,012,941	131,970,562
Bowl America Cl. A	343,047	4,912,433	14	–	–	56,603	343,048	5,317,244
Children’s Place Retail Stores	2,100,000	119,637,000	3,216,089	–	–	286,200	2,160,000	107,589,600
CSS Industries	974,000	27,934,320	–	–	–	146,100	974,000	26,298,000
EnerSys[1]	2,391,000	167,585,190	570,479	12,255,157	11,103,913	263,749
Finish Line (The) Cl. A	4,958,000	139,666,860	–	–	–	396,640	4,958,000	134,312,220
Foster (L.B.) Company	1,000,000	47,290,000	–	–	–	30,000	1,000,000	46,850,000
Frisch’s Restaurants	505,100	12,945,713	–	–	–	90,918	505,100	11,955,717
Hawkins	989,000	36,780,910	–	1,210,847	(92,450)	344,765	957,681	35,185,200
Hurco Companies	471,000	11,779,710	–	–	–	32,970	471,000	12,566,280
LeapFrog Enterprises Cl. A	4,100,000	32,554,000	13,354,625	–	–	–	5,920,551	44,404,132
Minerals Technologies	3,075,000	184,715,250	417,912	2,539,547	1,243,839	154,085	3,022,851	195,155,260
National Presto Industries	656,500	52,848,250	–	–	–	3,315,325	656,500	51,233,260
Park Electrochemical	2,011,000	57,755,920	–	1,803,563	(112,708)	5,027,500	1,952,278	58,314,544
Plantronics	2,215,000	102,886,750	1,048,410	–	–	223,983	2,239,829	99,560,399
ScanSource	930,000	39,459,900	25,691,444	–	–	–	1,597,200	65,117,844
Scholastic Corporation	2,910,000	98,969,100	–	–	–	436,500	2,910,000	100,336,800
Schulman (A.)[1]	1,487,000	52,431,620	–	5,411,949	2,076,445	291,044
Schweitzer-Mauduit International	2,638,557	135,806,529	–	–	–	949,881	2,638,557	112,376,143
Standard Motor Products	2,250,000	82,800,000	593,446	–	–	292,500	2,267,117	81,094,775
UniFirst Corporation	1,481,570	158,527,990	581,608	–	–	55,765	1,487,070	163,488,476
Universal Corporation	1,296,000	70,761,600	2,553,172	176,421	5,695	667,144	1,342,500	75,032,325
		1,847,792,830			28,282,023	14,089,085		1,606,414,711
Royce Value Plus Fund
NumereX Corporation Cl. A	1,030,200	13,341,090	–	–	–	–	1,030,200	11,260,086
		13,341,090			–	–		11,260,086

1Not an Affiliated Company at March 31, 2014.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Charles M. Royce

Charles M. Royce
President, The Royce Fund
Date: May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, The Royce Fund
Date: May 27, 2014

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, The Royce Fund
Date: May 27, 2014